As filed with the Securities and Exchange Commission on November 28, 2017

Securities Act Registration No. 333-206600

Investment Company Act Reg. No. 811-23078

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 54	☒

(Check appropriate box or boxes.)

___________________________________

Virtus ETF Trust II

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on November 28, 2017 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Virtus Newfleet Dynamic Credit ETF, Virtus Enhanced Short U.S. Equity ETF and Virtus Enhanced U.S. Equity ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

PROSPECTUS | November 28, 2017

Virtus Newfleet Dynamic Credit ETF

(Ticker: BLHY)

a series of
VIRTUS ETF TRUST II

     The Virtus Newfleet Dynamic Credit ETF (the “Fund”) is an exchange-traded fund (“ETF”).
Shares of the Fund are listed on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices.
The market price for the Fund’s shares may be different from its net asset value per share.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

Virtus Newfleet Dynamic Credit ETF (Ticker: BLHY) (the “Fund”) seeks to provide a high level of current income and, secondarily, capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.55%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.76%
Fee Waivers and/or Expense Reimbursements[2]	0.05%
Total Annual Fund Operating Expenses After Fee Waivers and/or
Expense Reimbursements	0.71%

1	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
2	The Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), has entered into an Expense Limitation Agreement to limit the Fund’s total operating expenses (excluding any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) so that such expenses do not exceed 0.68% of the Fund’s average daily net assets through at least November 28, 2018. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.68% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$238	$419	$940

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period December 5, 2016 (commencement of operations) through July 31, 2017, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGY

In seeking to achieve the Fund’s investment objective, Newfleet Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), may invest the Fund’s assets in credit investments of any credit quality and maturity without limitation, and currently expects to invest the Fund’s assets primarily in the following types of credit investments: (i) U.S. and non-U.S. high yield corporate bonds (i.e., “junk bonds”), (ii) bank loans, and (iii) U.S. Treasury securities. High yield bonds are those that are rated “below investment grade,” which the Sub-Adviser defines as being rated lower than the four highest ratings categories of a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser applies a time-tested approach to credit research to seek to capitalize on opportunities across undervalued areas of the credit markets. The Sub-Adviser considers credit research an integral component of its high yield investment process, which emphasizes issue selection, bond sector selection and opportunistic trading. In this regard:

•	The Sub-Adviser evaluates market conditions in the context of broad macroeconomic trends and will typically seek to cause the Fund to invest in those bond sectors that the Sub-Adviser believes provide exposure to well-valued companies whose business profiles (and credit measures) are expected to improve.
•	The Sub-Adviser principally selects securities from a broad universe of domestic high yield corporate bonds using a bottom-up, fundamental research-driven process. The Sub-Adviser also selects floating rate bank loans for the Fund’s portfolio. Although the Fund will primarily invest in the securities of U.S. issuers, the Fund may also invest in securities of foreign issuers, including those in emerging markets countries (i.e., those that are in the early stages of their economic development) or in countries experiencing economic uncertainty.

The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in credit investments, and in derivatives and other instruments that have economic characteristics similar to such investments. Credit investments include corporate and sovereign bonds, including U.S. Treasury securities; loans (including, without limitation, through loan participations and assignments); and securitized instruments (including, without limitation, mortgage-backed securities and other securities backed by pools of assets such as mortgages or other receivables). The Fund may also seek to implement its investment strategy through (i) investments in U.S. listed ETFs that are substantially invested in any of the foregoing credit investments, and (ii) investments in futures contracts, including interest rate futures and U.S. treasury futures. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

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Loan Risk. The risks that, in addition to the risks typically associated with fixed income securities, loans in which the Fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans. In addition, loans held by the Fund may not be considered “securities” under the federal securities laws and therefore the Fund may not receive the same investor protections with respect to such investments that are available to purchasers of investments that are considered “securities” under the federal securities laws.

Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Additionally, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of creation units.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Risks of Countries Experiencing Economic Uncertainty. Issuers in countries experiencing economic uncertainty, which includes countries subject to sanctions or experiencing ongoing political tension, market turmoil or other conditions that could potentially have an adverse impact on the country’s economy may experience a reduced ability to repay debt, and investments in such issuers may reduce the value of the Fund’s investments.

Emerging Markets Risk. Investments in emerging markets are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. and other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in emerging market countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations or instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some emerging market countries.

Exchange Traded Funds Risk. The Fund may invest in actively managed or index-based ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such ETFs’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase). Investments in ETFs are also subject to the following additional risks:

•	Expenses. To the extent the Fund invests in ETFs, your cost of investing in that Fund will generally be higher than the cost of investing directly in ETFs, because you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the Fund’s investments in ETFs could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.

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•	Investment Limitation. Under the Investment Company Act of 1940 Act, as amended (“1940 Act”), the Fund may not acquire shares of an ETF if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal.
•	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a premium (creating the risk that the Fund pays more than NAV for shares of an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETF shares it holds, and that the Fund receives less than NAV when selling shares of an ETF).
•	Sampling Risk. Index-based ETFs may utilize a representative sampling approach to track their respective underlying indices. ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error (and thus may not track the performance of their underlying indices as well as they would have if all of the securities in the underlying indices were held) because the securities selected for the ETF in the aggregate may vary from the investment profile of its underlying index. Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than its underlying index, and as a result, an adverse development to an issuer of securities that the ETF holds could result in a greater decline in NAV than would be the case if the ETF held all of the securities in its underlying index.
•	Tracking Risk. Index-based ETFs may not be able to replicate exactly the performance of the indices they seek to track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, index-based ETFs may incur expenses not incurred by their applicable indices. Certain securities comprising the indices may, from time to time, temporarily be unavailable, which may further impede an ETF’s ability to track its applicable index or match its performance.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Financial services companies may also have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Fixed Income Securities Risks. Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, liquidity risk, maturity risk and prepayment risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Fund’s fixed income investments is dependent on the creditworthiness of their issuers. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions may have an adverse effect on the value of the investment and may cause an issuer to fail to pay principal and interest when due.
•	Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of the Fund’s fixed income investments is expected to decline. Additionally, changes in market interest rates of fixed income investments may affect the spread between the long-term interest rates and short-term interest rates, which could affect the prices of the fixed income investments held by the Fund differently.
•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

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•	Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.
•	Prepayment Risk. This is the risk that the issuers of fixed income investments owned by the Fund will prepay them at a time when interest rates have declined. Because interest rates have declined, the Fund may have to reinvest the proceeds in fixed income investments with lower interest rates, which can reduce the Fund’s returns.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Foreign Securities Risk. Investments in securities of foreign issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Futures Contracts Risk. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. An interest rate future is a futures contract with an interest-bearing instrument as the underlying asset, such as a U.S. Treasury Bond or U.S. Treasury Note. The Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin,” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.

Income Risk. The income that shareholders receive from the Fund is based primarily on the interest it earns from the Fund’s investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund’s bond holdings could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase.

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International Closed Market Trading Risk. To the extent that the underlying securities of the Fund trade on an exchange that is closed when the securities exchange on which the Fund Shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Junk Bonds or High Yield Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Loan Participation and Assignment Risk. The Fund may invest in bank loans through loan assignments and participations. Loan assignments are investments in all or a portion of certain bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by the Fund may differ from and be more limited than those held by the assigning lender. A loan participation agreement involves the purchase of a share of a loan made by a bank to a company in return for a corresponding share of a borrower’s principal and interest payments. The principal risk associated with acquiring loan assignments and participation interests is the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for loan assignments or participation interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The net asset value (“NAV”) of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services and general equity market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. During a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and asset-backed securities are subject to the general fixed income risks described above. Mortgage-backed and asset-backed securities may be less liquid than other bonds, and may be more sensitive than other bonds to the market’s perception of issuers and creditworthiness of payees, particularly in declining general economic conditions when concern regarding mortgagees’ ability to pay (e.g., the ability of homeowners, commercial mortgagees, consumers with student loans, automobile loans or credit card debtholders to make payments on the underlying loan pools) rises. Mortgage-backed and asset-backed securities issued by participants in housing and commercial real estate finance, as well as asset-backed markets generally, have experienced extraordinary weakness and volatility at various times in recent years, and may decline quickly in the event of a substantial economic

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or market downturn. In addition, mortgage-backed and asset-backed securities are subject to risks of the effects of possible legislation in the area of residential mortgages, credit cards and other loans that may collateralize these securities, any of which may create uncertainty or have other negative effects on the value of these investments.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Sovereign Debt Risk. In addition to the risks of investing in foreign securities and debt securities, investments in bonds issued by foreign governments involve the risk of repayment. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. In the past, some governmental debtors have been able to reschedule or restructure their debt payments, or declare moratoria on payments, without approval of debt holders.

PERFORMANCE INFORMATION

The Fund does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.

MANAGEMENT OF THE FUND

Virtus ETF Advisers LLC (the “Adviser”) is the Fund’s investment adviser. Virtus ETF Trust II (the “Trust”) and the Adviser have engaged Newfleet Asset Management, LLC (the “Sub-Adviser”), an affiliate of the Adviser, as the Fund’s sub-adviser to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees of the Trust (the “Board”).

The following employees of the Sub-Adviser are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to- day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations: David L. Albrycht, CFA, President and Chief Investment Officer of the Sub-Adviser; Francesco Ossino, Senior Managing Director – Fixed Income Research of the Sub-Adviser; and Jonathan R. Stanley, CFA, Managing Director – Fixed Income Research of the Sub-Adviser.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed, principally for cash, only by certain large institutions, referred to as “Authorized Participants”, that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed as ordinary income when withdrawn from such account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or the Sub-Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, STRATEGY AND RISKS

Additional Information Regarding the Fund’s Objective. The investment objective of the Fund may be changed by the Board without shareholder approval upon 60 days’ notice to the shareholders. Additionally, the Fund’s 80% investment policy may be changed without shareholder approval upon 60 days’ notice to shareholders.

Additional Information Regarding the Fund’s Investments. To the extent that the Fund is not invested in the instruments described above, the Fund may invest in other securities that the Fund believes will help it achieve its investment objective or strategies, including cash and cash equivalents, such as money market instruments.

Additional Information Regarding Leverage. Because certain derivatives involve leverage, that is, the amount invested may be less than the full economic exposure of the derivative instrument and the Fund could lose more than the amount invested, federal securities laws, regulations and guidance may require the Fund to segregate assets or to otherwise hold instruments that offset the Fund’s current obligations under the derivative instrument. This process is known as “cover.” The Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, the Fund will segregate cash or liquid assets with a value at least sufficient to cover its current obligations under the derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of the Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in the Fund’s net asset value being more sensitive to changes in the value of the related investment. To the extent the Fund enters into derivatives transactions, the Fund will “cover” its obligations in accordance with applicable SEC guidance.

Additional Information Regarding the Fund’s Investment Risks. In addition to the Fund’s principal investment risks, an investment in the Fund is also subject to the following risks:

Early Closing Risk. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares of the Fund on that day.

Redeeming Risk. Shares in the Fund may be redeemed only in Creation Units. Shares may not be redeemed in fractional Creation Units. Only Authorized Participants are authorized to transact in Creation Units with the Fund. All other persons or entities transacting in Shares must do so in the secondary market.

Temporary Defensive Positions. In certain adverse market, economic, political or other conditions, the Fund may temporarily depart from its normal investment policies and strategy, provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund. At such times, the Fund may invest in cash or cash equivalents, such as money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies. Under such circumstances, the Fund may invest up to 100% of its assets in these investments and may do so for extended periods of time. To the extent that the Fund invests in money market instruments or other investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Disclosure of Portfolio Holdings. The Fund’s portfolio holdings will be disclosed on the Fund’s website (www.virtusetfs.com) daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Virtus ETF Advisers LLC, located at 1540 Broadway, New York, NY 10036. The Adviser was organized as a Delaware limited liability company in August 2013 and, since April 2015, has been a majority-owned subsidiary of Virtus Partners, Inc., a wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Virtus is a public company that operates a multi-manager asset management business and has substantial experience in the investment management and investment company industries. As of September 30, 2017, on a collective basis, Virtus-affiliated registered investment advisers manage approximately $90.6 billion in assets.

The Adviser has served as the Fund’s investment adviser since the inception of the Fund’s operations pursuant to an investment advisory agreement with the Trust on behalf of the Fund. The Adviser is responsible for the oversight and management of all service providers to the Trust. The Adviser has engaged the Sub-Adviser to manage the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight and supervision of the Adviser and the Board, and will oversee the Sub-Adviser’s compliance with the terms and conditions of the ETF exemptive order issued to the Adviser and the Trust. The Adviser also assists with: (a) non-advisory operations of the Fund, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information, (d) the preparation of reports to be filed with the SEC and other regulatory authorities, and (e) maintaining certain of the Fund’s records.

Adviser Compensation. The Adviser is entitled to receive a monthly advisory fee at the annual rate of 0.55% of the Fund’s average daily net assets.

Expense Limitation Agreement. The Adviser has entered into an Expense Limitation Agreement to limit the Fund’s total operating expenses (excluding any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) so that such expenses do not exceed 0.68% of the Fund’s average daily net assets through at least November 28, 2018. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term with the approval of the Board. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.68% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).

INVESTMENT SUB-ADVISER

The Fund’s sub-adviser is Newfleet Asset Management, LLC, located at 100 Pearl Street, Hartford, Connecticut 06103. The Sub-Adviser has served in that capacity since the commencement of the Fund’s operations pursuant to a sub-advisory contract (the “Sub-Advisory Agreement”) with the Adviser and the Trust, on behalf of the Fund, as approved by the Board. The Sub-Adviser makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Board.

The Sub-Adviser is an indirect, wholly owned subsidiary of Virtus and has been providing investment advisory services since 1989. In addition to the Fund, the Sub-Adviser acts as sub-adviser to mutual funds and as adviser to institutions and individuals. As of September 30, 2017, the Sub-Adviser had approximately $12.2 billion in assets under management.

Sub-Adviser Compensation. As full compensation for its services to the Fund, the Sub-Adviser receives monthly compensation at the annual rate of 50% of the Adviser’s advisory fee. However, the Sub-Adviser has also contractually agreed in the Sub-Advisory Agreement that the Sub-Adviser will waive its advisory fee or reimburse the Adviser in an amount equal to 50% of the Adviser’s waivers and expenditures under the Expense Limitation Agreement. The Sub-Adviser is also entitled to recapture 50% of the fees waived and expenses reimbursed to the Adviser under the Expense Limitation Agreement.

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Disclosure Regarding Advisory Agreement Approval. A discussion regarding the basis for the Board’s most recent approval of the investment advisory agreement and investment sub-advisory agreement for the Fund is available in the Fund’s most recent semi-annual report for the six-month period ended January 31. You may obtain a copy of the Fund’s annual and semi-annual reports, without charge, upon request to the Fund.

PORTFOLIO MANAGERS

The following employees of the Sub-Adviser are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations:

David L. Albrycht, CFA, President and Chief Investment Officer of the Sub-Adviser

Prior to joining the Sub-Adviser in 2011, Mr. Albrycht was executive managing director and senior portfolio manager of Goodwin Capital Advisers, Inc. (“Goodwin”), a former investment subsidiary of Virtus Investment Partners. He has been a portfolio manager of the Virtus Multi-Sector Short Term Bond Fund since 1993, the Virtus Multi-Sector Intermediate Bond Fund since 1994, the Virtus Senior Floating Rate Fund since 2008, the AdvisorShares Newfleet Multi-Sector Income ETF since 2013 and the Virtus Newfleet Multi-Sector Unconstrained Bond ETF (NYSE: NFLT) since 2015. Mr. Albrycht also manages several variable investment options and three closed-end funds, the Virtus Total Return Fund, Inc., the Virtus Global Dividend & Income Fund, Inc., and the Virtus Global Multi-Sector Income Fund. Additionally, Mr. Albrycht is responsible for the structuring and management of Newfleet’s CLO platform.

Jonathan R. Stanley, CFA, Managing Director, Portfolio Manager of the Sub-Adviser

Prior to joining the Sub-Adviser in 2011, Mr. Stanley was on the fixed income team at Goodwin. At Newfleet, he continues in the same role that he held at Goodwin, a sector manager for high yield credit, responsible for the restaurants industry. He is also co- portfolio manager of Newfleet’s High Yield and Flexible Credit Strategies, and the AdvisorShares Newfleet Multi-Sector Income ETF and the Virtus Newfleet Multi-Sector Unconstrained Bond ETF (NYSE: NFLT). Mr. Stanley joined Goodwin in 1997 and served in various capacities, including as an analyst on the emerging markets team. Mr. Stanley left the firm in 2001 to pursue other career opportunities. Mr. Stanley rejoined Goodwin in 2006 as a member of the corporate credit research group and assumed responsibilities for the management of the high-yield sector in 2008. Additionally, Mr. Stanley is responsible for the structuring and management of Newfleet’s CLO platform.

Francesco Ossino, Senior Managing Director, Senior Portfolio Manager of the Sub-Adviser

Prior to joining the Sub-Adviser in 2012, Mr. Ossino was a portfolio manager at Harford Investment Management Company (2004-2011) and Hartford Funds subadviser Wellington Management (2012), where he managed mutual funds focused on bank loans and a commingled bank loan portfolio for institutional investors. At Newfleet, Mr. Ossino is the sector head of the bank loan asset class and serves as a portfolio manager of Newfleet’s Floating Rate Bank Loan, High Yield and Flexible Credit Strategies. Additionally, Mr. Ossino is responsible for the structuring and management of Newfleet’s CLO platform.

Additional Information. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of the Fund is available in the Fund’s Statement of Additional Information (“SAI”).

BOARD OF TRUSTEES

The Fund is a diversified series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust on July 14, 2015. The Board supervises the operations of the Trust and the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

OPERATIONAL ADMINISTRATOR

Virtus ETF Solutions LLC (the “Administrator”), located at 1540 Broadway, New York, NY 10036, serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service

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providers’ communications with the Fund and each other, and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust.

ACCOUNTING SERVICES ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon (“BNY Mellon”), located at 101 Barclay Street, New York, NY 10007, directly and through its subsidiary companies, provides necessary administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

DISTRIBUTOR

ETF Distributors LLC (the “Distributor”), located at 1540 Broadway, New York, NY 10036, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103 has been selected as the independent registered public accounting firm for the Trust and the Fund for the current fiscal year.

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the Trust and the Independent Trustees.

EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

INVESTING IN THE FUND

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE

The NAV of the Shares for the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of the Fund’s assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of

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60 days or less are valued at amortized cost, which approximates market value. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. The Fund normally uses third party pricing services to obtain market quotations.

Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued by the Trust’s Fair Value Pricing Committee at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the Fund’s NAV calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Board, the Adviser consults with BNY Mellon and the Sub-Adviser on a regular basis regarding the need for fair value pricing. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If the fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, you may receive more or less proceeds or Shares from redemptions or purchases of Fund Shares, respectively, than you would have otherwise received if the portfolio security were priced using the Fund’s normal pricing procedures and the prices used to determine the Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Board monitors and evaluates the Fund’s use of fair value pricing, and periodically reviews the results of any fair valuation under the Trust’s policies.

To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The NAV is determined as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time, on each day that the Exchange is open for business. Currently, the Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

The IIV for the Fund is calculated during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website at www.virtusetfs.com.

The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. Although the Trust provides information used to calculate the IIV, the Trust is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Trust makes no warranty as to the accuracy of the IIV.

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PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year will be available without charge on the Fund’s website.

FREQUENT TRADING

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that, unlike traditional mutual funds, the Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs (and the Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective.

However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also imposes transaction fees on purchases and redemptions of Creation Units that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of Creation Units. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Fund’s Shares. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTIONS

The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to shareholders. The Fund expects to distribute substantially all of its net investment income monthly and its net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

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FEDERAL INCOME TAXES

FUND DISTRIBUTIONS

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

SALE OF FUND SHARES

A sale of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAX TREATMENT OF FUND SHAREHOLDERS

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Fund Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

WITHHOLDING

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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CREATION UNITS

Because Creation Units are issued and redeemed by the Fund solely for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Because the Fund redeems Creation Units in cash, it may recognize more capital gains than it would have if it redeemed Creation Units in-kind.

This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund. For additional information, see the “Taxation” section of the Statement of Additional Information.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Fund at www.virtusetfs.com. The website for the Fund contains the following information, on a per-Share basis, for the Fund: (i) the prior Business Day’s NAV; (ii) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (iii) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (iv) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the Exchange, the Trust will disclose on the Fund’s website the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

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FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request, at no charge, by calling the Fund at (888) 383-0553.

For the Period December 5, 2016[1] Through July 31, 2017
Per Share Data for a Share Outstanding Throughout Each Period Presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.47
Net realized and unrealized gain on investments	0.22
Total from investment operations	0.69

Less Distributions from:
Net investment income	(0.41)
Total distributions	(0.41)
Net Asset Value, End of Period	$25.28

Net Asset Value Total Return[3]	2.79%
Net assets, end of period (000’s omitted)	$121,463

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.68%[4]
Expenses, prior to expense waivers	0.73%[4]
Net investment income	2.85%[4]
Portfolio turnover rate[5]	41%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Ratios are annualized, except for non-recurring expenses.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.

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ADDITIONAL INFORMATION

If you would like more information about the Trust, the Fund or the Shares, the following documents are available free upon request:

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. You will find in the Fund’s annual report a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the prior fiscal year.

Statement of Additional Information

Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling the Adviser at (888) 383-0553. You can also access and download the annual and semi-annual reports and the SAI without charge at the Fund’s website: www.virtusetfs.com.

To obtain other information and for shareholder inquiries:

By telephone:	(888) 383-0553

By mail:	Virtus ETF Trust II 1540 Broadway New York, NY 10036

On the Internet:	SEC Edgar database: http://www.sec.gov; or www.virtusetfs.com

Only one copy of a Prospectus or an annual or semi-annual report will be sent to each household address. This process, known as “householding”, is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semi-annual report at any time by calling or writing the Fund. You may also request that householding be eliminated from all your required mailings.

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

No person is authorized to give any information or to make any representations about the Fund or its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

Virtus ETF Trust II: Investment Company Act file number 811-23078

STATEMENT OF ADDITIONAL INFORMATION VIRTUS NEWFLEET DYNAMIC CREDIT ETF
(SYMBOL: BLHY)
November 28, 2017
a series of
Virtus ETF Trust II 1540 Broadway New York, NY 10036 Telephone: (888) 383-0553

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus (“Prospectus”) for the Virtus Newfleet Dynamic Credit ETF (Ticker: BLHY) (the “Fund”) dated the same date as this SAI, which incorporates this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus for the Fund may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus. No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. The SAI does not constitute an offer to sell securities.

Portions of the Fund’s financial statements are incorporated by reference to the Fund’s most recent Annual Report to shareholders. You may obtain a copy of the Fund’s annual report at no charge by request to the Fund at the address or phone number noted below.

A copy of the Prospectus for the Fund may be obtained, without charge, by calling (888) 383-0553 or visiting www.virtusetfs, or writing to the Trust, c/o ETF Distributors LLC, 1540 Broadway, New York, NY 10036.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three investment portfolios: the Fund, Virtus Enhanced Short U.S. Equity ETF (Ticker; VESH) and Virtus Enhanced U.S. Equity ETF (Ticker: VESP). Other portfolios may be added to the Trust in the future. The Fund is classified as a diversified management investment company under the 1940 Act. The shares of the Fund are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund’s investment adviser is Virtus ETF Advisers LLC (the “Adviser”). The Adviser has been registered as an investment adviser with the SEC since October 2013. The Fund’s sub-adviser is Newfleet Asset Management, LLC (the “Sub-Adviser”), an affiliate of the Adviser.

The Fund offers and issues Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for cash or a basket of equity securities included in the Fund’s portfolio (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares are redeemable only in Creation Units and, generally, in exchange for Deposit Securities and a Cash Component. Creation Units are aggregations of 50,000 Shares of the Fund and are available only to certain large institutions, referred to as “Authorized Participants”, that enter into agreements with ETF Distributors LLC (the “Distributor”). In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

FUND NAME AND INVESTMENT POLICY. The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in credit investments (the “Names Rule Policy”). For this Names Rule Policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket of the Names Rule Policy if they have economic characteristics similar to the other investments included in the basket. The Fund will also consider the holdings of any ETF in which it invests when determining compliance with the Fund’s Names Rule Policy. The Fund’s Names Rule Policy is not a “fundamental” policy, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given notice at least 60 days prior to any change by the Fund of its Names Rule Policy.

EXCHANGE LISTING AND TRADING

Fund Shares trade on the NYSE Arca, Inc. (the “Exchange”) at market prices that may be below, at or above NAV. There can be no assurance that the requirements of the Exchange necessary for the Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of the Fund if (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 beneficial owners of Shares of the Fund for 30 or more consecutive trading days, (ii) the intra-day NAV of the Fund is no longer calculated or available, or (iii) any other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

OTHER INVESTMENT POLICIES

The following policies supplement the Fund’s investment objectives and policies as described in the Prospectus for the Fund.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the descriptions of the Fund’s investments and its risks in this SAI and the Prospectus.

Borrowing. The Fund may, subject to the restrictions of the 1940 Act, borrow money from banks for investment purposes or as a temporary measure. For example, the Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. The 1940 Act presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) provided that, immediately after any such borrowing, there is an asset coverage of at least 300% for all such borrowings, and provided further that, in the event that the Fund’s asset coverage at any time falls below 300%, the Fund reduces its existing borrowings (within three days, excluding Sundays and holidays) to the extent necessary to comply with the foregoing limitation.

CONVERTIBLE SECURITIES. The Fund may invest directly or indirectly in securities convertible into common stock if, for example, the Fund believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks and warrants. Convertible securities are subject to risks associated with the performance of the company underlying the securities, as well as the underlying instruments.

Derivative Instruments. The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the “CEA”). Therefore, the Fund is not subject to regulation or registration as a commodity pool operator under the CEA.

Recent legal and regulatory changes, and additional legal and regulatory changes in the future, may substantially affect over-the-counter derivatives markets, and such changes may impact the Fund’s use of such instruments. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Options. The Fund may write call and put options on securities, ETFs or security indexes to seek income or may purchase or write put or call options for hedging purposes. Although not required to do so, the Fund will typically write a call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the Commodity Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures commission merchant (“FCM”) an amount of cash, U.S. government securities, suitable money market instruments or liquid, high-grade fixed income securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the FCM will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the FCM will pay the excess to the Fund. These subsequent payments, called “variation margin,” to and from the FCM, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to market.” When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, then the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, then the full margin amount and the amount of the gain are paid to the Fund and the FCM pays the Fund any excess gain over the margin amount.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Fund will incur brokerage fees when it purchases and sell futures contracts, and margin deposits must be maintained at all times when a futures contract is outstanding. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs, and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in an index future, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for the securities on which the future is based. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. Futures can be volatile instruments and involve certain risks. If the Sub-Adviser applies a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, futures strategies may lower the Fund’s return. The Fund could also experience losses if the prices of its futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid market.

In general, the Fund will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for “bona fide hedging” purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits and premiums required to establish such positions on the Fund’s existing futures would not exceed 5% of the liquidation value of the Fund’s portfolio or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions determined at the time the most recent position was established does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such positions it has entered into.

In instances involving the purchase of futures contracts, the Fund will deposit in a segregated account with its custodian an amount of cash, cash equivalents and/or appropriate securities equal to the cost of such futures contracts, to the extent that such deposits are required under the 1940 Act.

Additional Information Regarding Leverage. Certain derivatives involve leverage; that is, the amount invested may be less than the full economic exposure of the derivative instrument, and the Fund could lose more than the amount invested. Federal securities laws, regulations and guidance may require the Fund to segregate assets or to otherwise hold instruments that offset the Fund’s current obligations under the derivative instrument. This process is known as “cover.” The Fund will not enter into any derivative transaction unless it can comply with guidance from the SEC regarding cover, and, if SEC guidance so requires, the Fund will segregate cash or liquid assets with a value at least sufficient to cover its current obligations under the derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of the Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in the Fund’s NAV being more sensitive to changes in the value of the related investment. To the extent the Fund writes put and call options, the Fund will “cover” its obligations in accordance with applicable SEC guidance.

EQUITY SECURITIES.

Direct and Indirect Common Stock. The Fund may invest in equity securities, both directly and indirectly through investments in shares of ETFs and other investment companies, American Depositary Receipts (“ADRs”) and other types of securities and instruments described in this SAI and in the Prospectus. The equity portion of the Fund’s portfolio may include common stocks traded on domestic or foreign securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, convertible bonds and other equity securities. Prices of equity securities in which the Fund may invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Exchange Traded Products (“ETPs”). The Fund may invest in (or sell short) exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and other ETPs. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. ETPs other than ETFs are issued in shares or units, and trade on exchanges like ETFs.

There is a risk that the underlying ETPs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETPs, such as the trustees or sponsors, to close or otherwise fail to perform their obligations to the ETPs. Also, because the ETPs in which the Fund invests may be granted licenses by agreement to use various indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETPs may terminate if such license agreements are terminated. In addition, an ETP may terminate if its net assets fall below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETP, it will be able to invest instead in shares of an alternate ETP with a similar strategy, there is no guarantee that shares of an alternate ETP would be available for investment at that time.

Investments in ETPs involve certain inherent risks generally associated with investments in conventional registered investment companies (e.g., mutual funds) that hold a portfolio of securities including, without limitation: (1) risks that the general level of security prices for the ETP’s investment strategy may decline, thereby adversely affecting the value of each share or unit of the ETP; (2) an index-based ETP may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETP and the index with respect to the weighting of securities or number of stocks held; and (3) an index-based ETP may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based.

In addition, ETPs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETP’s shares may trade at a discount to its NAV; (2) an active trading market for an ETP’s shares may not develop or be maintained; (3) trading of an ETP’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETP shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily. ETPs are also subject to the risks of the underlying securities or sectors in which the ETP is designed to track or invest.

Investments in Companies with Business Related to Commodities. As explained under “Fundamental Restrictions” below, the Fund does not invest directly in commodities. However, the Fund may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies or publicly or privately traded companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Money Market Funds. In order to maintain sufficient liquidity, for cash management purposes, or to implement investment strategies, the Fund may invest a portion of its assets in shares of one or more money market funds. Generally, money market funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. In addition, the Fund will incur additional indirect expenses to the extent it invests in shares of money market funds due to acquired fund fees and other costs.

Other Investment Companies. Under the 1940 Act, the Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including, without limitation, that such investment companies enter into an agreement with the Exempted ETF.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Sub-Adviser considers optimal, or cause the Sub-Adviser to select a similar basket of stocks (pre-selected groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) (“Stock Baskets”) or a similar index-based mutual fund or other investment company as an alternative. The Fund’s investments in other investment companies will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that a fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF or other investment company shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities.

Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including, without limitation, dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock.

Real Estate Securities. The Fund will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including, without limitation, risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

The Fund may invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to a REIT structure, in which revenue consists primarily of rent derived from owned, income producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

Mortgage REITs. Mortgage REITs lend money to developers and owners of properties and invest primarily in mortgages and similar real estate interests. Mortgage REITs receive interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend funds. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT.

Mortgage REITs are subject to significant interest rate risk. During periods when interest rates are declining, mortgages are often refinanced or prepaid. Refinancing or prepayment of mortgages may reduce the yield of mortgage REITs. When interest rates decline, however, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In addition, rising interest rates generally increase the costs of obtaining financing, which could cause the value of a mortgage REIT’s investments to decline. A REIT’s investment in adjustable rate obligations may react differently to interest rate changes than an investment in fixed rate obligations. As interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Mortgage REITs typically use leverage (and in many cases, may be highly leveraged), which increases investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates, increased interest rate volatility, downturns in the economy and reductions in the availability of financing or deterioration in the conditions of the REIT’s mortgage-related assets.

Equity REITs. Certain REITs may make direct investments in real estate. These REITs are often referred to as “Equity REITs.” Equity REITs invest primarily in real properties and earn rental income from leasing those properties. Equity REITs may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. A decline in rental income may occur because of extended vacancies, limitations on rents, the failure to collect rents, increased competition from other properties or poor management. Equity REITs also can be affected by rising interest rates. Rising interest rates may cause investors to demand a high annual yield from future distributions that, in turn, could decrease the market prices for such REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Because many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the Fund invests to decline.

Warrants and Rights. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including, without limitation, the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

FIXED INCOME SECURITIES.

Asset-Backed Securities. The Fund may invest in asset-backed securities backed by loans such as automobile loans, credit card receivables, marine loans, recreational vehicle loans and manufactured housing loans. Typically asset-backed securities represent undivided fractional interests in a trust whose assets consist of a pool of loans and security interests in the collateral securing the loans. Payments of principal and interest on asset-backed securities are passed through monthly to certificate holders and are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution. In some cases asset-backed securities are divided into senior and subordinated classes so as to enhance the quality of the senior class. Underlying loans are subject to risks of prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted and the full amounts due on underlying loans are not received because of unanticipated costs, depreciation, damage or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset backed securities. The Fund may invest in other asset backed securities (e.g., equipment trust certificates), including those that may be developed in the future.

Collateralized Debt Obligations (“CDOS”). The Fund may invest in CDOs. A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.

Collateralized Loan Obligations. The Fund may invest in CLOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including, without limitation, the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”). CMOs are generally backed by mortgage pass-through securities or whole mortgage loans. CMOs are usually structured into classes of varying maturities and principal payment priorities. The prepayment sensitivity of each class may or may not resemble that of the CMO’s collateral depending on the maturity and structure of that class. CMOs pay interest and principal (including, without limitation, prepayments) monthly, quarterly, or semi-annually. The prices and yields of CMOs are determined, in part, by assumptions about cash flows from the rate of payments of the underlying mortgage. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. These prepayment risks can make the prices of CMOs very volatile when interest rates change. That volatility will affect the Fund’s share price. Most CMOs are AAA rated, reflecting the credit quality of the underlying collateral; however, some classes carry greater price risk than that of their underlying collateral. The Adviser will invest in classes of CMOs only if their characteristics and interest rate sensitivity fit the investment objective and policies of the Fund.

Corporate and Municipal Debt Securities. Corporate and municipal debt securities purchased by the Fund may be of any credit quality, maturity or yield. Accordingly, the Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion). In addition, the Fund’s debt securities may include lower-rated debt securities including, without limitation, “junk” bonds whose ratings are below investment grade. Debt securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns. Descriptions of the quality ratings of Moody’s, S&P and Fitch are included as Appendix A to this SAI. While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Credit Default Swaps. The Fund may invest in credit default swaps (“CDSs”) (including, without limitation, contracts on individual securities and index credit default swaps, which are contracts on baskets or indices of securities). The economic return of CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. For instance, an active market may not exist for any of the CDSs in which the Fund invests. As a result, the Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired. In addition, the Fund will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations. As a result, the Fund generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. The Fund will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations. Even if, in the case of physically settled CDSs, the Fund obtains such rights upon delivery of the defaulted reference obligations, the Fund’s ability to “work-out” effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose the Fund to counterparty risk. In the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations. Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When the Fund enters into a short unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment. Similarly, when the Fund enters into a long unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to deliver a cash payment related to such credit event. To the extent the Fund lacks adequate funds to satisfy these delivery requirements, the Fund will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Fund’s return may be adversely affected.

To the extent a CDS requires the Fund to settle physically the defaulted reference obligation, the Fund may be adversely affected by the purchase price of the defaulted reference obligation. Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation. In addition, there can be losses under a CDS without a related default with respect to the referenced obligation. This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk. Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses. In general, as the size of the structured notes decreases in relation to the size of the reference obligation, the Fund’s exposure to credit risk with respect to the CDS increases. If the Fund sells a credit default swap, the Fund will be required to segregate the notional value, and not the market value, of the credit default swap to the extent necessary or advisable to comply with the Fund’s obligations under Section 18 of the 1940 Act.

Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund enters into a long or short swap, respectively). The Fund’s position in CDSs is also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk. The Fund may also invest in certificates which represent an undivided interest in a pool of high yield fixed income securities (“Underlying Securities”). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. The Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the Underlying Securities.

Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until the Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities. The Fund’s ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. The Fund’s yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. The Fund’s investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.”

Debentures. A debenture is a long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture. Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property). The primary risk with this type of investment is that the issuer will default or go into bankruptcy. As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific asset(s) of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid. The Fund may invest in all types of debentures, including, without limitation, corporate and government debentures.

Demand Notes. Variable and Floating Rate Demand Notes are notes that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Variable rate demand notes have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. These formulas are designed to result in a market value for the Variable Rate Demand Note or Floating Rate Demand Note that approximates its par value. Variable and Floating Rate Demand Notes are subject to interest rate risks.

Equipment Trust Certificates. The Fund may invest in equipment trust certificates which are a type of asset-backed security that represents undivided fractional interests in a trust whose assets consist of a pool of equipment retail installment contracts or leased equipment. The debt issue is secured by the equipment or physical assets, as the title for the equipment is held in trust for the holders of the issue. Equipment trust certificates are subject to the risk that the lessee or payee defaults on its payments, and risks related to potential declines in the value of the equipment that serves as collateral for the issue.

Inverse Floaters. Inverse floaters are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change. Inverse floaters are a form of derivative investment. Certain derivatives can be used to increase or decrease the Fund’s exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund if the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

Mortgage-Backed Securities. Mortgage-backed securities may or may not be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-backed securities are interests in pools of residential or commercial mortgage loans, including, without limitation, mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by private entities or various governmental and government-related entities. The value of some mortgage-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities investments, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Prepayment risk is a major risk of mortgage-backed securities.

Mortgage Pass-Through Certificates. Obligations of GNMA, FNMA, and FHLMC include direct pass through certificates representing undivided ownership interests in pools of mortgages. The Fund may invest in such certificates, which are guaranteed as to payment of principal and interest (but not as to price and yield) by the issuer. For securities issued by GNMA, the payment of principal and interest is backed by the full faith and credit of the U.S. government. Mortgage pass-through certificates issued by FNMA or FHLMC are guaranteed as to payment of principal and interest by the credit of the issuing U.S. government agency. Securities issued by other non-governmental entities (such as commercial banks or mortgage bankers) may offer credit enhancement such as guarantees, insurance, or letters of credit. Mortgage pass-through certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates or increased property transfers and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.

Other Mortgage Related Securities. In addition to the mortgage pass through securities and the CMOs mentioned above, the Fund may also invest in other mortgage derivative products. In addition to the prepayment risks described above, rapidly rising interest rates could cause prepayments of mortgages to occur at a slower rate than expected, and the expected maturity of short or medium term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the share price of the Fund to fluctuate more and to fall. Governmental, government-related, and private entities may create other mortgage-related securities offering mortgage pass through and mortgage collateralized instruments in addition to those described herein. As new types of mortgage-related securities are developed and offered to the investment community, the Fund may consider making investments in such new types of mortgage-related securities.

Private Activity Bonds. Private activity bonds are generally revenue bonds payable not from general taxes, but from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, that do not generally carry the pledge of the credit of the issuing municipality. Interest paid from passive activity bonds is generally taxable as ordinary income and, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for U.S. federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related facilities experience financial difficulties. The obligations of issuers may become subject to laws enacted in the future by Congress, state legislatures, or local governments of referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) (“STRIPS”). STRIPS are created by separating the income and principal components of a debt instrument and selling them separately. STRIPS are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Zero coupon U.S. government securities such as STRIPS are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. STRIPS do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. If the Fund invests in STRIPS, the Fund will accrue income on the investment for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund would forgo the purchase of additional income producing assets with these funds. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

Zero Coupon Securities. The Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

FOREIGN SECURITIES.

The Fund may invest directly or indirectly in foreign debt or equity securities traded on U.S. exchanges, in over-the-counter markets or in the form of ADRs described below. The Fund may also invest in foreign currency and foreign currency-denominated securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including, without limitation, restricting ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including, without limitation, those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries because of inconsistent legal interpretations or less defined legal and regulatory provisions or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including, without limitation, the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other governmental intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises and securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the Sub-Adviser will be able to anticipate these potential events or counter their effects.

American Depositary Receipts (“ADRs”). ADRs provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that participates in a sponsored program. Generally, ADRs are designed for use in the U.S. securities markets, and are denominated in U.S. dollars, while the underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR and, therefore, the value of the Fund’s portfolio, either positively or negatively (i.e., foreign currency risk). In addition to foreign currency risk, ADRs present certain risks not ordinarily associated with investments in securities of U.S. issuers.

These risks include political, economic or legal developments in the company’s home country (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), withholding taxes on dividend or interest payments or capital transactions or other restrictions. In addition, although the ADRs in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. If that happens, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Market Securities. An “emerging market” is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Investing in emerging markets involves exposure to potentially unstable governments, the risk of nationalization of business, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. The securities markets in emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States and other developed countries. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Fund. A limited number of issuers in emerging markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in these countries may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. The inability of the Fund to dispose fully and promptly of positions in declining markets would cause the Fund’s net asset value to decline as the values of the unsold positions are marked to lower prices. In addition, these securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Foreign Currency Transactions. Investments in foreign securities involve currency risk. The Fund may engage in various transactions to hedge currency risk, but is not required to do so. The instruments the Fund may use for this purpose include, without limitation, forward foreign currency contracts, foreign currency futures contracts and options on foreign currencies.

A forward foreign currency contract is an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price established at the time of the contract. These contracts are entered into directly between currency traders and their customers. The Fund may use these contracts to purchase or sell a foreign currency for the purpose of locking in the U.S. dollar price of foreign securities the Fund has agreed to purchase or the amount in U.S. dollars that the Fund will receive when it has sold foreign securities.

Currency futures contracts are similar to forward currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. The Fund may purchase or sell foreign currency futures contracts to protect against fluctuations in the U.S. dollar values of foreign securities. For example, the Fund may sell a futures contract on a foreign currency when it holds securities denominated in that currency and it anticipates a decline in the value of that currency relative to the U.S. dollar. If such a decline were to occur, the resulting adverse effect on the value of the foreign-denominated securities may be offset, in whole or in part, by gains on the futures contract.

A currency option is the right - but not the obligation - to buy (in the case of a call) or sell (in the case of a put) a set amount of one currency for another at a predetermined time in the future. The two parties to a currency option contract are the option buyer and the option seller/writer. The option buyer may, for an agreed upon price, purchase from the option writer a commitment that the option writer will sell (or purchase) a specified amount of a foreign currency upon demand. The option extends only until the stated expiration date. The rate at which one currency can be purchased or sold is one of the terms of the option and is called the strike price. The total description of a currency option includes the underlying currencies, the contract size, the expiration date, the strike price and whether the option is an option to purchase the underlying currency (a call) or an option to sell the underlying currency (a put). There are three types of option expirations: American-style, European-style and Bermuda-style. American-style options can be exercised on any business day prior to the expiration date. European-style options can be exercised at expiration only. Bermuda-style options can be exercised at the date of expiration, and on certain specified dates that occur between the purchase date and the date of expiration.

The use of foreign currency transactions involves risks, including, without limitation, the risk of imperfect correlation between movements in futures or options prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions also depends on the ability of the Sub-Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Sub-Adviser’s judgment will be accurate. The use of foreign currency transactions also exposes the Fund to the general risks of investing in futures and options contracts, including, without limitation: the risk of an illiquid market and the risk of adverse regulatory actions. Any of these factors may cause the Fund to lose money on its foreign currency transactions.

Foreign Fixed-Income Securities. Investing in foreign fixed-income securities has the same risks as investing in foreign securities generally. In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient liquid assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.

As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Sub-Adviser felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

ILLIQUID AND RESTRICTED INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (the “Board”), the Fund will determine the liquidity of its investments, which will be monitored by the Board pursuant to reports. In determining the liquidity of its investments, the Fund may consider various factors including, without limitation: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including, without limitation, any demand or tender features); and (v) the nature of the marketplace for trades (including, without limitation, the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. An investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Within its limitations on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws or in a registered public offering. Where registration for a restricted security held by the Fund is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities which the Sub-Adviser has determined are creditworthy under guidelines established by the Board. In determining whether the Fund will lend securities, the Sub-Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with an investment adviser to the Fund. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET INSTRUMENTS. The Fund may invest directly and indirectly in money market instruments, including, without limitation, U.S. Government obligations or corporate debt obligations (including, without limitation, those subject to repurchase agreements). Money market instruments also may include, without limitation, Banker’s Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Master Notes. Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is of equivalent quality in the Sub-Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes may be acquired by the Fund through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Sub-Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of each Master Note held by the Fund.

SHORT SALES. The Fund may enter into short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs, and then sell the borrowed security to a buyer in the market. The Fund will cover its short position by buying shares in the market either (i) at its discretion or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian or broker (or an affiliate thereof) in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender, to the extent such deposit is required by applicable law and/or the parties involved in the transaction. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box,” which occur when the Fund sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  The Fund will incur transaction costs, including, without limitation, interest, in connection with opening, maintaining and closing short sales against the box.

TEMPORARY DEFENSIVE POSITIONS. The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in cash and cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of its outstanding voting Shares. A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding Shares represented in person or by proxy at a meeting at which more than 50% of its outstanding Shares are represented; or (ii) more than 50% of the Fund’s outstanding Shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, the Fund may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;

(2)	Borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act;

(3)	Pledge, mortgage or hypothecate its assets;

(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)	Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33 1/3% of total Fund assets;

(6)	Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)	Invest more than 25% of its total assets in any particular industry; and

(8)	Invest in commodities.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2)	Make investments for the purpose of exercising control or management over a portfolio company;

(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs;

(5)	Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or

(6)	Invest more than 15% of its net assets in illiquid securities.

With respect to the fundamental and non-fundamental investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices will not constitute borrowing.

With respect to the above fundamental investment restriction on pledging, mortgaging or hypothecating assets, any such activity to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) writing covered put or call options, (ii) the purchase of securities on a when-issued or forward commitment basis, or (iii) collateral or initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including, without limitation, those relating to indices), or options on futures contracts or indices will not be considered pledging, mortgaging or hypothecating assets.

With respect to the above fundamental investment restriction on making loans, investment in U.S. government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements will not be deemed to be the making of a loan.

With respect to the above fundamental investment restriction regarding concentration in a particular industry, (i) securities of the U.S. Government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry, (ii) if the Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied, and (iii) in the case of loan participations where the Fund is not in a direct debtor/creditor relationship with the borrower, both the financial intermediary and the ultimate borrower are considered issuers.

With respect to the above fundamental investment restriction on investments in commodities, the purchase or sale by the Fund of options, forward contracts, futures contracts (including, without limitation, those relating to indices), options on futures contracts or indices or interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity will not be considered an investment in commodities.

With respect to the above non-fundamental investment restriction on purchasing securities on margin, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account will not be considered purchasing securities on margin.

The 1940 Act allows the Fund to borrow from any bank (including, without limitation, pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets and the Fund will, to the extent necessary, reduce its existing borrowings (within three days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Board is responsible for the supervision and oversight of the Fund. The Board approves all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; reviews the performance of the Fund; and oversees the business activities of the Fund. This section of the SAI provides information about the persons who serve as trustees (“Trustees”) and executive officers to the Trust, as well as the entities that provide services to the Trust.

TRUSTEES AND OFFICERS. Following are the Trustees and executive officers of the Trust, their years of birth and addresses, their present positions with the Trust, and their principal occupations during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”) and those Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”), are identified in the table. The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 1540 Broadway, New York, NY 10036.

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Myles J. Edwards Year of Birth: 1961	Trustee	Since Inception (2015)	General Counsel, CCO and COO, Shufro, Rose & Co., LLC (since 2014); General Counsel and CCO, Constellation Wealth Advisers, LLC (2011 – 2014)	13	Trustee (since 2016), ETFis Series Trust I (10 portfolios)
Stephen O’Grady Year of Birth: 1946	Trustee	Since Inception (2015)	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	13	Trustee (since 2014), ETFis Series Trust I (10 portfolios); Trustee (2013-2015), Greenhaven LLC; Trustee (since 2014), Acacia Group LLC; Trustee (since 2014), ETFS Trust (5 portfolios)
James Simpson Year of Birth: 1970	Trustee	Since Inception (2015)	President, ETP Resources, LLC (since 2009) (a financial services consulting company)	13	Trustee (since 2014), ETFis Series Trust I (10 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception (2015)	Independent Consultant (since 2013); Chief Operating Officer, Factor Advisors, LLC (2010-2013)	13	Trustee (since 2014), ETFis Series Trust I (10 portfolios)

INTERESTED TRUSTEE**
George R. Aylward Year of Birth: 1964	Chairman and Trustee	Since Inception (2015)	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President, Virtus ETF Advisers LLC (since 2015); and various senior officer positions with Virtus affiliates (since 2005).	3

Trustee (since 2017), Virtus Asset Trust (26 portfolios); Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2006), Virtus Mutual Funds (49 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

* The Fund Complex consists of the Trust and ETFis Series Trust I.

** Mr. Aylward is an “interested person” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc., the ultimate parent company of the Adviser, and various positions with its affiliates.

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past Five Years
OTHER EXECUTIVE OFFICERS
William J. Smalley Year of Birth: 1983	President and Chief Executive Officer	Since Inception (2015)

President, Virtus ETF Solutions LLC (since 2012); Managing Principal, ETF Distributors LLC (since 2012); Managing Director, Virtus ETF Advisers LLC (since 2012); President and Chief Executive Officer (since 2012) and Secretary (2012-2015), ETFis Series Trust I; Vice President, Factor Advisors, LLC (2010-2012)

				N/A	N/A
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception (2015)

President, Virtus ETF Advisers LLC (since 2013); Managing Director, Virtus ETF Solutions LLC (since 2013); Treasurer and Chief Financial Officer, ETFis Series Trust I (since 2012); President, Javelin Investment Management, LLC (2008-2013)

				N/A	N/A

Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since Inception (2015)

Senior Vice President (since 2017); Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President and Chief Compliance Officer (since 2017), Virtus Asset Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Senior Vice President (since 2017), Vice President (2010 to 2016) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2016) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Vice President & Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I.

			N/A	N/A
Kevin J. Carr Year of Birth: 1954	Secretary	Since Inception (2015)

Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President, Chief Legal Officer, Counsel and Secretary (since 2017), Virtus Asset Trust; Secretary, Virtus ETF Advisers LLC (since 2015); Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Complex; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), Virtus Total Return Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President and Assistant Secretary (since 2017), Assistant Secretary (2013 to 2016), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; and Senior Vice President and Assistant Secretary (since 2017), Assistant Secretary (2013 to 2017), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I.

			N/A	N/A

Board Structure. The Trust’s Board includes four Independent Trustees and one Interested Trustee, Mr. Aylward, who is Chairman of the Board. Each Trustee serves an indefinite term, until a successor is elected, qualified and serving as a Trustee. The Board has not appointed an Independent Trustee to serve as lead Independent Trustee. The Board believes this structure is appropriate because, among other things, the Board’s current small size and the small number of funds in the Trust permit Trust management to communicate with each Independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Adviser, the Trust’s sub-advisers, Trust management, the Fund’s administrator, transfer agent and distributor, and the Trust’s Chief Compliance Officer (the “CCO”), on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee and a Nominating Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Qualification of Trustees. The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the

Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

George R. Aylward

Mr. Aylward has experience as a director, president and Chief Executive Officer of an investment management firm, holds various executive positions with investment advisers, a distributor and an administrator to registered investment companies and as an officer and trustee for other registered investment companies. He also has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues.

Myles J. Edwards	Mr. Edwards has experience as general counsel, chief compliance officer and chief operating officer of SEC registered investment advisers, hedge funds and FINRA member broker-dealers.
Stephen O’Grady

Mr. O’Grady has experience as an independent trustee for other ETFs and in the development and operation of ETF trading systems and futures exchanges and has served as president of an options brokerage firm.

James Simpson

Mr. Simpson has experience as an independent trustee for other ETFs and as President of ETP Resources, a financial information services company that provides detailed reference data on U.S.-listed exchange-traded products. He also has experience working for financial institutions and securities exchanges and has consulted with respect to the development of exchange-traded products.

Robert S. Tull

Mr. Tull has experience as an independent trustee for other ETFs and as a consultant to financial companies and as chief operating officer to financial services companies. Mr. Tull has also assisted with the development of exchange-traded products.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Board has established the following standing committees:

Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements and interacts with the Fund’s independent auditors on behalf of the Board. The Audit Committee also serves in the role of the Trust’s qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Beneficial Ownership of Shares of the Fund. The table below shows, for each Trustee, the value of shares of the Fund beneficially owned, and the aggregate value of investments in shares of all funds in the Fund complex, as of December 31, 2016, and stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
James Simpson	A	A
Robert S. Tull	A	A
Stephen O’Grady	A	B
Myles J. Edwards	A	A
George R. Aylward	A	A

Ownership In Fund Affiliates. As of December 31, 2016, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Sub-Adviser, the Fund’s principal underwriter or any affiliate of the Adviser, the Sub-Adviser or the principal underwriter.

Compensation. Officers of the Trust and the Trustees who are interested persons of the Trust or the Adviser receive no salary from the Trust. Each Independent Trustee receives $2,000 per year per series of the Trust, subject to a minimum of $8,000 per year. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings. For the fiscal year ended July 31, 2017, the Trustees received the following compensation.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees
INDEPENDENT TRUSTEES
Myles J. Edwards	$1,298.63	None	None	$15,123.29
Stephen O’Grady	$1,298.63	None	None	$19,424.66
James Simpson	$1,298.63	None	None	$19,424.66
Robert S. Tull	$1,298.63	None	None	$19,424.66
INTERESTED TRUSTEE
George R. Aylward	None	None	None	None

CODES OF ETHICS. The Trust, the Adviser, the Sub-Adviser and the Fund’s principal underwriter have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act, that is designed to prevent personnel of the Trust, the Adviser, the Sub-Adviser and the Fund’s principal underwriter subject to the codes from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the codes). The codes of ethics permit personnel of the Trust, the Adviser, the Sub-Adviser and the principal underwriter subject to the codes to invest in securities, including, without limitation, securities that may be purchased or held by the Fund, subject to certain restrictions and pre-approval requirements. In addition, the codes of ethics of the Trust, the Adviser, the Sub-Adviser and the principal underwriter require that access persons of such entities report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

ANTI-MONEY LAUNDERING PROGRAM. The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

PROXY VOTING POLICIES. The Trust has adopted a proxy voting and disclosure policy that delegates to the Fund’s proxy voting manager the authority to vote proxies for the Fund, subject to oversight of the Board. The Sub-Adviser serves as the proxy voting manager for the Fund. Copies of the Trust’s Proxy Voting Policy and Procedures and the Sub-Adviser’s Proxy Voting Policy and Procedures are included as Appendix B and Appendix C, respectively, to this SAI.

No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. The Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, will be available upon request, without charge, by calling the Fund at (866) 383-7636. This information will also be available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of November 1, 2017, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares in the Fund.

Although the Fund does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants, as of November 1, 2017, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the Fund is set forth in the table below:

Name and Address	Percentage Ownership
National Financial Services LLC Newport Office Center 3 499 Washington Boulevard NJ4C Jersey City, New Jersey 07310	94.26%

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Fund.”

ADVISER. The Fund’s investment adviser is Virtus ETF Advisers LLC, located at 1540 Broadway, New York, NY 10036. The Adviser was organized as a Delaware limited liability company in August 2013 and, since April 2015, has been a majority-owned subsidiary of Virtus Partners, Inc. (“VPI”), a wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Virtus is a public company that operates a multi-manager asset management business and has substantial experience in the investment management and investment company industries. As of September 30, 2017, on a collective basis, Virtus-affiliated registered investment advisers manage approximately $90.6 in assets. The Adviser has served as the investment adviser of the Fund since the inception of the Fund’s operations. The Adviser also serves as investment adviser to each other series of the Trust and each series of ETFis Series Trust I, an open-end management investment company registered with the SEC. The Adviser is responsible for the oversight and management of all service providers to the Trust.

The Adviser has overall responsibility for the general management and administration of the Trust, pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”). The Advisory Agreement is effective for an initial two-year period and will remain in effect thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Advisory Agreement is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; or from the reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser has engaged the Sub-Adviser to manage the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight and supervision of the Adviser and the Board, and will oversee the Sub-Adviser’s compliance with the terms and conditions of the ETF exemptive order issued to the Adviser and the Trust.

Adviser Compensation. The Adviser is entitled to receive a monthly advisory fee at the annual rate of 0.55% of the Fund’s average daily net assets. For the fiscal period December 5, 2016 through July 31, 2017, advisory fees accrued and waived were $446,133 and $50,252, respectively.

Expense Limitation Agreement. The Adviser has entered into an Expense Limitation Agreement to limit the Fund’s total operating expenses (excluding any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a Rule 12b-1 Distribution Plan) so that such expenses do not exceed 0.68% of the Fund’s average daily net assets through at least November 28, 2018. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term with the approval of the Board. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.68% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).

SUB-ADVISER. The Fund’s Sub-Adviser is Newfleet Asset Management, LLC, located at 100 Pearl Street, Hartford, Connecticut 06103. The Sub-Adviser serves in that capacity pursuant to a sub-advisory contract (the “Sub-Advisory Agreement”) with the Trust, on behalf of the Fund, as approved by the Board. The Sub-Adviser makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Board.

The Sub-Adviser is an indirect, wholly owned subsidiary of Virtus and has been providing investment advisory services since 1989. In addition to the Fund, the Sub-Adviser acts as sub-adviser to mutual funds and as adviser to institutions and individuals. As of September 30, 2017, the Sub-Adviser had approximately $12.2 billion in assets under management.

Sub-Adviser Compensation. As full compensation for its services to the Fund, the Sub-Adviser receives monthly compensation at the annual rate of 50% of the Adviser’s advisory fee. However, the Sub-Adviser has also contractually agreed in the Sub-Advisory Agreement that the Sub-Adviser will waive its advisory fee or reimburse the Adviser in an amount equal to 50% of the Adviser’s waivers and expenditures under the Expense Limitation Agreement. The Sub-Adviser is also entitled to recapture 50% of the fees waived and expenses reimbursed to the Adviser under the Expense Limitation Agreement.

PORTFOLIO MANAGERS. David L. Albrycht, Francesco Ossino and Jonathan R. Stanley have served as portfolio managers for the Fund since the inception of the Fund’s operations. The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.

Ownership of Fund Shares. As of July 31, 2017, the portfolio managers did not own any shares of the Fund.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of September 30, 2017. Except as indicated, none of these accounts has an advisory fee based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accounts	Total Assets (Millions)	# of Accounts	Total Assets (Millions)	# of Accounts	Total Assets (Millions)
David L. Albrycht	19[1]	$10,818[1]	1	$72	0	$0
Francesco Ossino	4[2]	$1,155[2]	2	$352	0	$0
Jonathan R. Stanley	4	$882	0	$0	0	$0

1 This amount includes 2 funds that pay performance-based fees with $203M in total assets under management.

2 This amount includes 1 fund that pays performance-based fees with $144M in total assets under management.

Material Conflicts of Interest. Because the portfolio managers may at times manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio managers may manage portfolios having substantially the same investment style as the Fund. However, the portfolios managed by the portfolio managers may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios may have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. In addition, current trading practices would not allow the Sub-Adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received.

Compensation. The portfolio managers are compensated by the Sub-Adviser and do not receive any compensation directly from the Fund or the Adviser. Each portfolio manager receives their compensation in the form of base salary that is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of the firm’s clients, including the Fund and its investors. The portfolio managers may also earn a bonus each year based on the profitability of the Sub-Adviser.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. Under the Administrative Services Agreement, Virtus ETF Solutions LLC (the “Administrator”) serves as the operational administrator of the Trust. The Administrator’s address is 1540 Broadway, New York, NY 10036. Under the Administrative Services Agreement, the Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator will be indemnified in connection with or arising out of performance of its obligations and duties under this Agreement, except for losses resulting from the willful malfeasance, bad faith or gross negligence of Administrator in the performance of such obligations and duties. For the fiscal period December 5, 2016 through July 31, 2017, the Fund paid the Administrator fees equal to $8,111.

ACCOUNTING, CUSTODIAN AND TRANSFER AGENT. Under the Fund Administration and Accounting Agreement (the “Accounting Services Agreement”), The Bank of New York Mellon (“BNY Mellon” or the “Accounting Services Administrator”) serves as accounting administrator for the Fund. BNY Mellon’s principal address is 101 Barclay Street, New York, NY 10007. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon provides accounting and administration services to the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund.

For the fiscal period December 5, 2016 through July 31, 2017, the Fund paid BNY Mellon fees for accounting and administration services equal to $40,557.

BNY Mellon serves as custodian of the Fund’s assets (the “Custodian”). The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.

BNY Mellon serves as transfer agent and dividend paying agent for the Fund (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of the Fund; (2) make dividend and other distributions to shareholders of the Fund; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fund.

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

DISTRIBUTOR. ETF Distributors LLC is located at 1540 Broadway, New York, NY 10036. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

PAYMENTS TO FINANCIAL INTERMEDIARIES. The Adviser, the Sub-Adviser or their respective affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. Additionally, the Adviser, the Sub-Adviser or their respective affiliates may pay, out of their own resources, amounts to financial intermediaries for assistance with communication, distribution of materials and other services for their clients that are shareholders of the Fund, or for other services in connection with the organization or operation of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Board has selected the firm of PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103, to serve as the independent registered public accounting firm for the Fund for the current fiscal year, to audit the annual financial statements of the Fund and to sign as Paid Preparer the federal and state tax returns, as well as apply procedures to the required distribution calculation for federal excise tax purposes. Such firm will audit the financial statements of the Fund at least once each year. A copy of the most recent annual report containing the audit report will accompany this SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust and the Independent Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board and the Adviser, the Sub-Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund. The Sub-Adviser shall manage the Fund’s portfolio in accordance with the terms of the Sub-Advisory Agreement by and among the Trust on behalf of the Fund, the Sub-Adviser and the Adviser. The Sub-Adviser serves as investment adviser for a number of client accounts, in addition to the Fund.

BROKERAGE SELECTION. The Fund has adopted, and the Board has approved, policies and procedures relating to the direction of portfolio securities transactions to brokers. In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the Sub-Adviser’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Sub-Adviser considers a number of factors, including, without limitation, the size of the order, the difficulty of execution, the efficiency of the facilities of the executing broker-dealer (including research services), any risk assumed by an executing broker-dealer and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Sub-Adviser may select brokers that charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Sub-Adviser may not give consideration to sales of Shares of the Fund as a factor in selecting brokers to execute portfolio transactions. The Sub-Adviser may, however, place portfolio transactions with brokers that are affiliated with the Adviser or the Sub-Adviser or that promote or sell the Shares, so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is consistent with the Sub-Adviser’s obligation to seek best execution and not based upon the broker’s sales efforts.

Under Section 28(e) of the Exchange Act and the Sub-Advisory Agreement, the Sub-Adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers that provide the Sub-Adviser with brokerage, research, analysis, advice and similar services, and the Sub-Adviser may pay to these brokers and dealers, in return for such services, a higher commission or spread than may be charged by other brokers and dealers, provided that the Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Sub-Adviser to the Fund and its other clients and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Fund and the other clients of the Sub-Adviser over the long-term. The research received by the Sub-Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, sectors, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Sub-Adviser to determine and track investment results; and trading systems that allow the Sub-Adviser to interface electronically with brokerage firms, custodians and other providers. Research may be received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Sub-Adviser may also be used by the Sub-Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Sub-Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Sub-Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Sub-Adviser in connection with advisory clients other than the Fund, and not all such services may be useful to the Sub-Adviser in connection with the Fund. Although such information may be a useful supplement to the Sub-Adviser’s own investment research in rendering services to the Fund, the value of such research and services is not expected to materially reduce the expenses of the Sub-Adviser in the performance of its services under the Sub-Advisory Agreement and will not reduce the advisory fees payable by the Fund.

The Fund may invest in securities traded in the over-the-counter market. In these cases, the Fund may initiate trades through brokers on an agency basis and may pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers that make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

PORTFOLIO TURNOVER. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of Shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions, and the Fund may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO DISCLOSURE POLICY. The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Fund, including the Adviser. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any order of the SEC applicable to the Fund, the regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

A “Business Day” with respect to the Fund is any day on which the Exchange is open for business. As of the date of the Prospectus, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trust will disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings will be publicly available at no charge. The website for the Fund is www.virtusetfs.com.

The Fund may also send a portion or all of this information to shareholders of the Fund and to investment company analysts and rating and trading entities. However, the Fund will not send this information to shareholders of the Fund or to analysts or rating and/or trading entities until such information is at least 30 days old or until one Business Day after the information has been posted to the Fund’s website.

The officers of the Trust, the Adviser and/or the Sub-Adviser may share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes, such as the Fund’s operating administrator, fund accounting administrator, transfer agent, distributor, custodian, independent registered public accounting firm, and legal counsel as identified in the Fund’s Prospectus and this SAI and Doremus FP (a financial EDGARizing, typesetting and printing firm). The Fund, the Adviser and/or the Sub-Adviser may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Fund’s service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Fund’s policies regarding disclosure of portfolio holdings are subject to the continuing oversight and direction of the Board. The Adviser, the Sub-Adviser and the Administrator are required to report to the Board any known disclosure of the Fund’s portfolio holdings to unauthorized third parties. The Fund has not entered (and does not currently intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

The Fund is also required to make available to the public a complete schedule of its portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at (888) 383-0553. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Fund’s Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q, and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual reports, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value (“IIV”), is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party and may not be calculated in the exact same manner as NAV, which is computed once per day.

The IIV for the Fund is calculated during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. Although the Trust provides the information used to calculate the IIV, the Trust is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Trust makes no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST. The Trust is a Delaware statutory trust and a registered investment company. The Trust was organized on July 14, 2015, and it has authorized capital of an unlimited number of Shares of beneficial interest of no par value, which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least one-third of the outstanding shares of the Trust or any series thereof, the Trust will call a meeting of the shareholders of the Trust or the series, as applicable. Shareholders holding two-thirds of all Trust shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional series, only shares of that series may be entitled to vote on a matter affecting that particular series. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through splits or reverse splits, which would have no effect on the net assets of the Fund. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, you may be required to liquidate or transfer your Shares at an inopportune time and you may lose money on your investment.

BOOK ENTRY ONLY SYSTEM. Depository Trust Company (“DTC”) acts as securities depository for the Fund’s Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust will inquire of each DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by the DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, will credit immediately with respect to the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners with respect to the Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between the DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust will take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through DTC’s website at: www.dtcc.com.

PURCHASE AND REDEMPTION OF CREATION UNITS

CREATION. The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day, for an order received in proper form.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of cash or an in-kind deposit of Deposit Securities for each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and a Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component for the Fund is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component will be such positive amount. If the Cash Component for the Fund is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component will be such negative amount, and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of Shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Adviser with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -i.e., a “cash in lieu” amount - to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for transfer through the Clearing Process (discussed below) or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Fund, through NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units. To be eligible to place orders to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of NSCC (the “Clearing Process”) or a clearing agency that is registered with the SEC, or (ii) a DTC Participant (see “Book Entry Only System”) and, in each case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All Shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of the Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than 3:00 p.m. Eastern time (“Order Cut-Off Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement (see “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund will be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund will need to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Order Cut-Off Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating the transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant that wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination will be final and binding. Cash equal to the Cash Component must be transferred directly to the Trust through the Federal Reserve wire system in a timely manner so as to be received by the Trust no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Trust does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and federal funds in the appropriate amount are deposited with the Trust by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by the Order Cut-Off Time, or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily mark-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Trust or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Trust, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) as a result of circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process; and similar extraordinary events. The Distributor will notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund Name	Creation Transaction Fee
Virtus Newfleet Dynamic Credit ETF (Ticker: BLHY)	$500

The Trust, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

REDEMPTION. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Trust, through NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the Deposit Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. To the extent permitted by the Fund’s exemptive relief, the Fund may, in its sole discretion, provide such redeemer a basket of cash and/or securities which differs from the exact composition of the Deposit Securities but does not differ in NAV. Deposit Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Deposit Securities, as announced by the Trust on the Business Day of the request for redemption received in proper form, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.” In the event that the Deposit Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after the Order Cut-Off Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Deposit Securities and the Cash Redemption Amount will be transferred by the second Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant that wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of the Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Trust not later than 11:00 a.m. and 2:00 p.m., respectively, Eastern time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Deposit Securities, which are expected to be delivered within two Business Days, and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Deposit Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Trust according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Trust by a DTC Participant not later than the Order

Cut-Off Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Deposit Securities and the Cash Redemption Amount to be delivered will be determined by the Trust on such Transmittal Date. In the event that the requisite number of Shares of the Fund are not delivered to the Custodian prior to the DTC Cut-Off-Time, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery, prior to the DTC Cut-Off-Time, and subsequent maintenance of collateral consisting of cash having a value at least equal to 115% of the value of the missing Shares (the “Cash Collateral”). If, however, a redemption order is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date but either (1) the requisite number of Shares of the Fund (including any Cash Collateral) are not delivered by the DTC Cut-Off-Time as described above or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Deposit Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the Shares of the Fund (including any Cash Collateral) are delivered through DTC to the Trust by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Deposit Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Deposit Securities).

Redemptions of Shares for Deposit Securities will be subject to compliance with applicable federal and state securities laws, and the Trust (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the offering and sale of the Deposit Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Deposit Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the

Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund Name	Redemption Transaction Fee
Virtus Newfleet Dynamic Credit ETF (Ticker: BLHY)	$500

Where Shares are redeemed for cash, the redemption transaction fee will be deducted from such redemption proceeds. The Trust, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

SECURITIES SETTLEMENTS FOR REDEMPTIONS

Because the portfolio securities of the Fund may trade on their relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to purchase and sell Shares on the Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets. The Trust generally intends to pay for redemptions of Creation Units on a basis of “T” (i.e., trade date) plus two business days. The Trust may pay for redemptions of Creation Units on a basis other than T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to pay in-kind redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. A list of the holiday schedules applicable to the Fund for calendar years 2017 and 2018 is set forth on Appendix D to this SAI. Pursuant to an exemptive order issued to the Adviser, the Fund will be required to deliver redemption proceeds in not more than 15 calendar days. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed 15 calendar days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an unsold allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b) (2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Investing in the Fund – Determination of Net Asset Value.”

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that the Exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of the Fund’s assets, equity securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. The Fund normally uses third party pricing services to obtain portfolio security prices.

Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued by the Trust’s Fair Value Pricing Committee at fair value as determined in good faith under policies approved by the Board. The Trust may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Trust may fair value foreign equity portfolio securities each day the Trust calculates the Fund’s NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a portfolio security will be materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES. Dividends from net investment income are declared and paid at least monthly by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXATION

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●	Distribution Requirement —the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●	Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “–Interest-Related Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year lookback period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions—Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)	the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of The Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. See the discussion below under the headings, “–Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund

Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income than it actually distributes. Shareholders then are entitled either to deduct their share of these taxes in computing taxable income, or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide the information necessary to claim this deduction or credit if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. Each Fund reserves the right not to pass through the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Fund Shares

Sales of Fund Shares are taxable transactions for federal and state income tax purposes. If you sell your Fund Shares, the IRS requires you to report any gain or loss on your sale. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. Because Creation Units are issued and redeemed by the Fund solely for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Because the Fund redeems Creation Units in cash, it may recognize more capital gains than it would have if it redeemed Creation Units in-kind.

Tax Basis Information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a sale of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share sale. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Sales at a Loss Within Six Months of Purchase. Any loss incurred on a sale of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by the Fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by the Fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, a portion of your taxable dividends and sales proceeds may be withheld unless you:

●	provide your correct social security or taxpayer identification number,

●	certify that this number is correct,
●	certify that you are not subject to backup withholding, and

●	certify that you are a U.S. person (including a U.S. resident alien).

Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by the Fund as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends and short-term capital gain dividends. Generally, dividends reported by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a

10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate, which permits the decedent’s property to be transferred without federal estate tax liability. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual that states that the decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer the Fund Shares.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the United States and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the applicable withholding agent, which will, in turn, report information to the IRS. Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding

FATCA. An FFI or NFFE that invests in the Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

OTHER INFORMATION

Shareholder inquiries may be made by writing to the Trust, c/o Virtus ETF Advisers LLC, 1540 Broadway, New York, NY 10036.

FINANCIAL STATEMENTS

The audited financial statements of the Fund for the fiscal period December 5, 2016 (commencement of operations) through July 31, 2017, as set forth in the Fund’s annual report to shareholders, including the report of BBD, LLP, an independent registered public accounting firm, for the same period are incorporated by reference into this SAI.

APPENDIX A – CREDIT QUALITY RATINGS

The Fund may acquire from time to time debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity, or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA –An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated AA differs from AAA obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations may likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) designation to show relative standing within the major rating categories.

Short-term obligations rated A-1 by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:

Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

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Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. AA ratings denote expectation of low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. A ratings denote expectation of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. BBB ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible default risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high credit risk. A rating CCC indicates a substantial credit risk, while a rating CC indicates a high level of risk, and a rating C signals exceptionally high levels of credit risk. “RD” ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond or other material financial obligations but which has not entered into bankruptcy filings or other formal winding-up procedure and which has not otherwise ceased operating. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality. The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings AAA category or to the categories below B. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest. Accordingly, the Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

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APPENDIX B

TRUST PROXY VOTING POLICY AND PROCEDURES

1.              Purpose; Delegation. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of ETFis Series Trust I and Virtus ETF Trust II (individually, a “Trust” and collectively, the “Trusts”). The board of Trustees of the Trust (the “Board”) believes that while typically each Fund’s Sub-Adviser is in the best position to make individual voting decisions for such Fund, there may also be times when the Board determines that the Adviser or another person or group of persons is in the best position to make such voting decisions (such person or group of persons, the “Proxy Voting Manager”). Therefore, subject to the oversight of the Board, each Fund’s Proxy Voting Manager is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.              Definitions

(a)            Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

(b)            Proxy Voting Manager. Proxy Voting Manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Board as being responsible for supervising and implementing these Policies and Procedures with respect to a particular Fund.

3.              Policy for Voting Proxies Related to Exchange Traded Funds and other Investment Companies. Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940 (the “1940 Act”), all proxies from exchange traded funds (“ETFs”) or other investment companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.              Policy for Voting Proxies Related to Other Portfolio Securities.

(a)            Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

(b)            Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.

5.              Conflicts of Interest. The Trust recognizes that under certain circumstances a Proxy Voting Manager may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where a Proxy Voting Manager or one or more of its affiliates, including, without limitation, officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Proxy Voting Manager shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Proxy Voting Manager with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Proxy Voting Manager’s business, and to bring any conflict of interest of which they become aware to the attention of the Proxy Voting Manager. With respect to securities other than ETFs or other investment companies, the Proxy Voting Manager shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Proxy Voting Manager’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the Proxy Voting Manager determines that a conflict of interest is not material, the Proxy Voting Manager may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Board and the Proxy Voting Manager shall follow the instructions of the Board or (ii) the Proxy Voting Manager shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Board. The Proxy Voting Manager shall keep a record of all materiality decisions and report them to the Board on an annual basis.

6.              Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

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7.              Non-Routine Proposals. Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are voted as determined by the Proxy Voting Manager to be in the best interests of the Fund’s shareholders.

8.              Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the Proxy Voting Manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Proxy Voting Manager shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.              Form N-PX. The Proxy Voting Manager shall gather, collate and present information relating to the proxy voting activities of itself and/or its delegate(s) in such format and medium as the Fund shall request in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the 1940 Act. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC that the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request at (888) 383-0553 (or another toll-free telephone number for the Fund) and is also available on the SEC’s website at www.sec.gov.

10.            Proxy Voting Managers’ Voting Procedures. The Trust acknowledges that certain of the Proxy Voting Managers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that a Proxy Voting Manager has not adopted such policies and procedures, it shall adopt the policies and procedures provided herein as its own and shall otherwise vote all proxies in what it believes is the best interests of the Fund’s shareholders. To the extent that a Proxy Voting Manager’s policies and procedures are consistent with these Policies and Procedures, the Proxy Voting Manager may implement them with respect to voting proxies on behalf of each Fund managed by such Proxy Voting Manager. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Proxy Voting Manager’s policies and procedures.

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APPENDIX C

SUB-ADVISER PROXY VOTING POLICY AND PROCEDURES

Updated February 24, 2017

General Proxy Voting Policies, Procedures and Guidelines for Newfleet Portfolio Managers

Newfleet primarily manages fixed-income instruments which have very few if any proxy ballots associated with them. However from time to time, Newfleet may own an equity instrument or have another investment instrument with a proxy ballot. Each Portfolio Manager who directly manages assets for Newfleet is responsible for ensuring that all proxies are voted in a manner consistent with client guidelines and/or policy. When assets are directly managed by Newfleet Associates (Newfleet Portfolio Manager(s)), and Newfleet has been granted proxy voting discretion, the following policy and procedures apply:

Newfleet shall in all cases cast proxy votes in the best interest of the clients. Such vote shall be consistent with applicable client policy/instruction, or in the absence of such, the Proxy Voting Policies Procedures and Guidelines described below.

Proxies of the Funds will be voted subject to any applicable proxy voting guidelines of the Funds and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the Funds.

Absent special circumstances of the types described below, it is the policy of Newfleet to exercise its proxy voting discretion in accordance with the Proxy Voting Guidelines (the “Guidelines”) contained in the Attachments section to this Manual. Newfleet may vote a proxy contrary to the Guidelines if it is determined that such action is in the best interests of clients. The Guidelines are applicable to the voting of domestic and foreign proxies. The Guidelines have been adopted to make every effort to ensure that the manner in which shares are voted is in the best interest of clients and the value of the investment.

The responsibility to review proxy proposals, and make voting recommendations on behalf of Newfleet, is delegated to a qualified, non-affiliated, third party vendor, (such as but not limited to “ISS/RiskMetrics”) under the Guidelines.

Newfleet may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, Newfleet may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. Newfleet and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Any individual identifying a conflict of interest shall report such immediately to the Newfleet CCO who will determine a course of action.

In addition to this policy, please refer to related policies included in “Record Keeping, Information Security and Fire Walls”.

Proxy Voting Policy for ERISA Clients

Each Portfolio Manager who directly manages assets for Newfleet is responsible for ensuring that all proxies are voted in a manner consistent with client guidelines and/or policy. Plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Newfleet, the foregoing policies and procedures will be followed, subject to the

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fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of Newfleet to follow the provisions of a plan’s governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

Other Special Proxy Voting Situations

The Newfleet may choose not to vote proxies in certain situations or for certain accounts, such as:

1.       When a client has informed Newfleet that it wishes to retain the right to vote the proxy (under such situations, Newfleet will instruct the custodian to send the proxy material directly to the client);

2.       When the Newfleet deems the cost of voting would exceed any anticipated benefit to the client;

3.       When a proxy is received for a client account that has been terminated with the Newfleet;

4.       When a proxy is received for a security the Newfleet no longer manages (i.e., the Newfleet had previously sold the entire position); and/or

5.       When the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

Various accounts in which the Newfleet has proxy voting discretion participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, the Newfleet will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the Newfleet has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Records Related to Proxy Voting

Portfolio Managers directly managing assets for Newfleet shall maintain records relating to any proxy votes they have made for such period of time as is required to comply with applicable laws and regulations. The firm may rely on one or more third parties to make and retain such records such as ISS/RiskMetrics. All votes shall be in the best interests of the client whose portfolio holds the security being voted.

Newfleet will maintain the following records relating to proxy votes cast under these policies and procedures:

1)	A copy of these policies and procedures;

2)	A copy of each proxy statement the firm receives regarding client’s securities; and

3)	A record of each vote cast by the firm on behalf of a client.

A copy of each written client request for information on how the Newfleet voted proxies on behalf of the client, and a copy of any written response by the firm to any (written or oral) client request for information on how the firm voted proxies on behalf of the requesting client.

Newfleet will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law. It is generally the Newfleet’s policy not to disclose its proxy voting records to third parties or special interest groups.

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APPENDIX D

Non-u.s. holiday schedule

Listed below are the dates in calendar years 2017 and 2018 (the only years for which holidays are known at the time of this SAI filing) in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

Australia	Austria	Belgium	Brazil	Canada	Chile
January 2, 26 March 6, 13 April 14, 17, 25 June 5, 12 August 7 September 25 October 2 November 7 December 24-26	January 1, 6 April 14, 17 May 1, 25 June 5, 15 August 15 October 26 November 1 December 8, 25-26, 29	April 14, 17 May 1, 25 June 25 July 21 August 15 November 1 December 25-26	January 1 February 27-28 April 14, 21 May 1 June 15 September 7 October 12 November 2, 15 December 25	January 2 February 20 April 14 May 22 July 3 August 7 September 4 October 9 November 13 December 25-26	January 1 April 14-16 May 1, 21 June 26 July 16 August 15 September 18-19 October 9, 27 November 1 December 8, 25

China	Columbia	Czech Republic	Denmark	Egypt	Finland
January 1, 27-31 April 5 May 1, 30 October 1-6	January 1, 9 March 20 April 13-14 May 1, 29 June 19, 26 July 3, 20 August 7, 21 October 16 November 6, 13 December 8, 25	January 1 April 14, 17 May 1, 8 June 28 July 6 October 28 November 17 December 24-26	January 1 April 13-14, 16-17 May 12, 25-26 June 5 December 24-26, 31	January 7, 25 April 16-17, 25 May 1 June 25-26 July 1, 23 August 31 September 1-2, 21 October 6 December 1 The Egyptian market is closed every Friday.	January 1, 6 April 14, 17 May 1, 25 June 23-24 December 6, 24-26, 31

France	Germany	Greece	Hong Kong	Hungary	India
January 2 March 26 April 14, 17 May 1, 29 August 28 October 29 December 25-26	January 1 February 27 March 26 April 14, 17 May 1, 25 June 5, 15 October 3 November 1 December 25-26	January 6 February 27 April 14, 17 May 1 June 5 August 15 December 25-26	January 2, 27, 30 April 5, 14, 17 May 1, 3, 30 October 2, 5 December 25-26	January 1 March 15 August 20 October 23	January 26 April 24 May 1 August 15 October 2 December 25

Indonesia	Ireland	Israel	Italy	Japan	Malaysia
January 1 August 17 December 25	January 2 March 17 April 14 May 1, 11, 25 June 26-27 August 17 September 22 December 1, 25	March 12 April 10-11, 17 May 1-2, 30-31 August 1, 7 September 20-22, 29-30 October 4-5, 12 The Israeli market is closed every Friday.	January 1 April 14, 17 May 1 August 15 December 25-26	January 1-3, 9 February 11 March 20 April 29 May 3-5 July 17 August 11 September 18, 23 October 9 November 3, 23 December 23	January 1 February 1 May 1 August 31 September 16 December 25

Mexico	Netherlands	New Zealand	Norway	Pakistan	Peru
January 1 February 6 March 20 April 13, 15 May 1 September 16 November 2, 20 December 12, 25	January 1 March 26 April 14, 17 May 1, 25 June 5 October 29 December 25-26	January 2-3, 23, 30 February 6 April 14, 17, 25 June 5 October 23 December 25-26	April 13, 14, 17 May 1, 17, 25 June 5 December 25-26	January 2 March 23 May 1 June 26-28 August 14 September 1, 29	January 1 April 13-14 May 1 June 29 July 28-29 August 30 October 8 November 1 December 8, 25

Philippines	Poland	Portugal	Qatar	Russia	Singapore
January 1 April 9, 13-14 May 1 June 12 August 28 November 1, 30 December 25, 30-31	January 1, 6 April 14, 17 May 1, 3 June 15 August 15 November 1, 11 December 24-26	April 14, 17 May 1 December 25-26	January 1 March 5 June 25-27 September 1-4 December 18	January 1-2, 7 February 23 March 8 May 1, 9 June 12 November 6	January 1-2, 30 April 14 May 1, 10 June 26 August 9 October 19 December 25

South Africa	South Korea	Spain	Sweden	Switzerland	Taiwan
January 1-2 March 21 April 14, 17, 27 May 1 June 16 August 9 September 24-25 December 16, 25-26	January 1, 27-30 March 1 May 1, 3, 5 June 6 August 15 October 3-6, 9 December 20, 25	April 13-14, 17 May 1 June 15 July 25 August 15 October 12 November 1 December 8, 25-26	January 6 April 14, 17 May 1 May 25 June 6 June 23 December 25-26	January 1-2 April 14, 17 May 1, 25 June 5 August 1 December 25-26	January 1 February 28 April 5 May 1 October 10

Thailand	Turkey	United Arab Emirates	United Kingdom
January 2 February 11 April 6, 13-15 May 1, 5, 10 July 1, 10 August 14 October 23 December 5, 11	January 1 April 23 May 1, 19 August 30 October 29	January 1 April 24 June 25-27 August 31 September 1-3, 21 December 1-3 The United Arab Emirates market is closed every Friday.	January 2-3, 6, 16, 23 February 20 March 1, 26 April 13-14, 17 May 1, 9, 12, 15, 17, 25-26, 29 June 5-6, 12, 23 July 3-4 August 28 September 4 October 9, 29 November 13, 23 December 6, 25-29

2018

Australia
January 1	April 2	August 6	December 26
January 26	April 25	October 1
March 30	June 11	December 25

Austria
January 1	May 10	October 26	December 26
January 6	May 21	November 1
April 2	May 31	December 8
May 1	August 15	December 25

Belgium
January 1	May 1	July 21	November 11
April 1	May 10	August 15	December 25
April 2	May 21	November 1

Brazil
January 1	March 30	May 31	November 2
February 12	April 21	September 7	November 15
February 13	May 1	October 12	December 25

Canada
January 1	May 21	September 3	December 25
February 19	July 2	October 8	December 26
March 30	August 6	November 12

Chile
January 1	May 21	September 19	December 25
March 30	July 2	October 15	December 31
March 31	July 16	November 1
April 1	August 15	November 2
May 1	September 18	December 8

China
January 1	February 19	April 30	October 2
February 15	February 20	May 1	October 3
February 16	February 21	June 18	October 4
February 17	April 5	September 24	October 5
February 18	April 6	October 1

Colombia
January 1	May 1	July 20	November 12
January 8	May 14	August 7	December 8
March 19	June 4	August 20	December 25
March 29	June 11	October 15
March 30	July 2	November 5

The Czech Republic
January 1	May 8	September 28	December 25
March 30	May 13	October 28	December 26
April 2	July 5	November 17
May 1	July 6	December 24

Denmark
January 1	April 2	May 21	December 26
March 29	April 27	June 5	December 31
March 30	May 10	December 24
April 1	May 11	December 25

Egypt
January 7	April 25	June 23	October 6
January 25	May 1	August 22	November 20
April 8	June 15	August 25
April 9	June 17	September 11

The Egyptian market is closed every Friday.

Finland
January 1	March 30	May 1	December 26
January 6	April 2	December 25

France
January 1	May 1	December 25	December 26
March 25	October 28

Germany
January 1	March 30	May 1	December 25
March 25	April 2	October 28	December 26

Greece
January 1	April 2	August 15
February 12	May 1	December 25
March 30	May 21	December 26

Hong Kong
January 1	April 2	December 25	December 26
March 30
Hungary
January 1	March 16	August 20	October 23
March 15
India
January 26	August 15	October 2	December 25
May 1
Indonesia
January 1	May 1	June 16	December 25
February 16	May 10	August 17	December 31
March 17	May 30	August 22
March 30	June 1	September 12
April 14	June 15	November 21

Ireland
January 1	April 2	August 6	December 25
March 30	June 4	October 29	December 26

Israel
March 11	May 20	September 11	September 24
April 6	July 22	September 18	October 1
April 19	September 10	September 19
The Israeli market is closed every Friday.

Italy
January 1	April 2	December 25	December 26
March 30	May 1
Japan
January 1	March 21	July 16	November 3
January 2	April 30	August 11	November 23
January 3	May 3	September 17	December 24
January 8	May 4	September 24	December 31
February 12	May 5	October 8
Malaysia
January 1	May 1	September 16	December 25
February 1	August 31	September 17

Mexico
January 1	March 30	November 2	December 25
February 5	May 1	November 19
March 19	May 5	December 1
March 29	September 16	December 12

The Netherlands
January 1	April 2	May 21	December 26
March 25	April 27	October 28
March 30	May 12	December 25
New Zealand
January 1	January 29	April 2	October 22
January 2	February 6	April 25	December 25
January 22	March 30	June 4	December 26
Norway
January 1	April 2	May 17	December 26
March 29	May 1	May 21
March 30	May 10	December 25

Peru
January 1	May 1	July 29	November 1
March 29	June 29	August 30	December 8
March 30	July 28	October 8	December 25
The Philippines
January 1	April 9	August 27	December 25
March 29	May 1	November 1	December 30
March 30	June 12	November 30	December 31

Poland
January 1	May 1	May 31	November 11
January 6	May 3	June 23	December 25
April 1	May 20	August 15	December 26
April 2	May 26	November 1
Portugal
January 1	April 2	December 25	December 26
March 30	May 1

Qatar
February 13	June 15	August 19	August 26
February 14	June 16	August 20	August 27
June 11	June 17	August 21	December 18
June 12	June 18	August 22
June 13	June 19	August 23
June 14	June 20	August 24

The Qatari market is closed every Friday.
Russia
January 1	January 5	April 30	November 5
January 2	January 7	May 1
January 3	February 23	May 9
January 4	March 8	June 12
Singapore
January 1	May 1	August 9	December 25
March 30
South Africa
January 1	April 2	June 16	December 16
March 21	April 27	August 9	December 25
March 30	May 1	September 24	December 26
South Korea
January 1	May 1	June 13	September 26
February 15	May 5	August 15	October 3
February 16	May 7	September 23	October 9
February 17	May 22	September 24	December 25
March 1	June 6	September 25

Spain
January 1	March 30	July 25	November 1
March 19	May 1	August 15	December 25
March 29	May 31	October 12

Sweden
January 1	May 1	June 22	December 26
March 30	May 10	December 24	December 31
April 2	June 6	December 25
Switzerland
January 1	April 22	June 10	December 25
April 19	May 30	August 1	December 26
Taiwan
January 1	April 5	May 1	October 10
February 28
Thailand
January 1	April 15	May 11	October 23
February 16	April 16	May 29	December 5
March 1	April 17	July 27	December 10
April 6	April 30	August 12	December 31
April 13	May 1	August 13
April 14	May 7	October 22
Turkey
January 1	May 1	August 30	October 29
April 23	May 19

The United Arab Emirates
January 1	June 15	August 26	November 30
April 13	August 21	September 11	December 2
June 14	August 22	November 20	December 3

The United Arab Emirates market is closed every Friday.
The United Kingdom
January 1	April 2	August 7	December 26
March 25	May 7	October 28
March 30	May 8	December 25

PROSPECTUS | November 28, 2017

Virtus Enhanced Short U.S. Equity ETF

(Ticker: VESH)

a series of
VIRTUS ETF TRUST II

The Virtus Enhanced Short U.S. Equity ETF (the “Fund”) is an exchange-traded fund (“ETF”).
Shares of the Fund are listed on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices.
The market price for the Fund’s shares may be different from its net asset value per share.

Neither the Securities and Exchange Commission nor the Commodity Futures Trading Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

Virtus Enhanced Short U.S. Equity ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.55%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.19%
Total Annual Fund Operating Expenses[4]	0.74%

1	The management fee is structured as a “unified fee”, out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
2	“Other Expenses” are based on estimated amounts for the current fiscal year.
3	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
4	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$76	$237

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period June 26, 2017 (commencement of operations) through July 31, 2017, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide inverse (opposite) exposure to investment returns of the broad U.S. large capitalization (“large cap”) equity market by selling S&P 500 futures contracts and S&P Select Sector futures contracts and/or engaging in short sales of U.S. equity ETFs and other U.S. equity securities. As of the date of this Prospectus, Rampart Investment Management Company, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), considers large cap companies to be companies whose market capitalizations are at least U.S. $5 billion.

The Sub-Adviser actively manages the Fund’s assets pursuant to a quantitative strategy based on the Sub-Adviser’s research and analysis of sector representation in the U.S. large cap equity market. The Sub-Adviser will seek to adjust

3

the Fund’s portfolio to overweight what the Sub-Adviser believes to be the weakest sectors and underweight what the Sub-Adviser believes to be the strongest sectors in the U.S. large cap equity market. The Sub-Adviser expects to make adjustments to the Fund’s portfolio monthly in accordance with its quantitative strategy, although the Sub-Adviser maintains full discretion to modify the Fund’s portfolio, subject to the oversight and supervision of the Adviser and the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”), at any time.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that create or result in short (or inverse) exposure to U.S. equity securities. The Fund considers “U.S. equity securities” to be those that are: (i) securities of issuers that are organized under the laws of, or that maintain a principal place of business in, the U.S.; (ii) traded principally in the U.S.; or (iii) securities of issuers that, during the issuer’s most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or that have at least 50% of their assets in the U.S.

The Fund will also invest in cash and cash equivalents, including short-term investment grade fixed-income securities, ETFs and money market instruments, to collateralize the Fund’s exposure to futures contracts. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. The Fund seeks to remain fully invested at all times consistent with its stated investment objective.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Inverse Correlation Risk. Because the Fund seeks inverse returns, shareholders should lose money when returns of the broad U.S. large cap equity market rises, which is a result that is opposite from traditional funds. The Fund may have difficulty achieving its inverse investment strategy due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

Short Position Risk. The Fund may seek inverse exposure through the use of short sales of U.S. equity ETFs and other U.S. equity securities, which may cause the Fund to be exposed to certain risks associated with selling such assets short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s returns, limit the Fund’s ability to obtain inverse exposure, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. If, at any particular point in time, the securities underlying a short position are thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional creation units may be adversely affected. Obtaining inverse exposure through the use of short sales may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government

4

regulation that could impact the Fund’s ability to use certain derivatives or their cost. These risks are greater for the Fund than most other funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks or bonds.

Futures Contracts Risk. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take, and a seller to make, delivery of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of prices and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities or other investments. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain ETFs are leveraged, which may result in economic leverage to the Fund, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

5

Management Style Risk. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services and general equity market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. During a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Additionally, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of creation units.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MANAGEMENT OF THE FUND

Virtus ETF Advisers LLC (the “Adviser”) is the Fund’s investment adviser. The Trust and the Adviser have engaged Rampart Investment Management Company, LLC (the “Sub-Adviser”), an affiliate of the Adviser (since December 2014), as the Fund’s sub-adviser, to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of the Trust.

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The following employees of the Sub-Adviser are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to- day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations: Michael Davis, Brendan Finneran, Robert Hofeman and Warun Kumar.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed, principally for cash, only by certain large institutions, referred to as “Authorized Participants”, that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed as ordinary income when withdrawn from such account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or the Sub-Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Additional Information Regarding the Fund’s Objective. The investment objective of the Fund may be changed by the Board without shareholder approval upon 60 days’ notice to the shareholders.

Additional Information Regarding the Fund’s Investments. The Fund will consider the holdings of any ETF in which it invests when determining compliance with the Fund’s 80% investment policy. Additionally, the Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ notice to shareholders.

To the extent that the Fund is not invested in the instruments described above, the Fund may invest in other securities that the Fund believes will help it achieve its investment objective or strategies, including cash and cash equivalents such as money market instruments and shares of other ETFs. There is no guarantee that the Fund will achieve its objective. Please see the Fund’s Statement of Additional Information (the “SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the Fund.

Additional Information Regarding Leverage. Because certain derivatives involve leverage, that is, the amount invested may be less than the full economic exposure of the derivative instrument and the Fund could lose more than the amount invested, federal securities laws, regulations and guidance may require the Fund to segregate assets or to otherwise hold instruments that offset the Fund’s current obligations under the derivative instrument. This process is known as “cover.” The Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, the Fund will segregate cash or liquid assets with a value at least sufficient to cover its current obligations under the derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of the Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in the Fund’s net asset value being more sensitive to changes in the value of the related investment.

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Additional Information Regarding the Fund’s Investment Risks. In addition to the Fund’s principal investment risks, an investment in the Fund is also subject to the following risks:

Early Closing Risk. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares of the Fund on that day.

Fund Shares Liquidity Risk. Trading in Shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Fund Shares may be less than the liquidity of the securities in the Fund’s portfolio, which may be significantly less than the liquidity of other ETFs.

Money Market Instruments Risk. In order to maintain sufficient liquidity or for cash management purposes, the Fund may invest a significant portion of its assets in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Other Registered Investment Companies.

•	Limits of Investing in ETFs . The Fund may invest in other registered investment companies, such as index ETFs and other investment companies that track broad market indices or specific industries or sectors. Under the Investment Company Act of 1940 (the “1940 Act”), a Fund may not acquire shares of an ETF or other registered investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the U.S. Securities and Exchange Commission (the “SEC”) that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the ETF’s total outstanding stock); and (ii) the ETF and the Fund enter into an agreement to comply with any conditions in such order (an “ETF Agreement”). Accordingly, the 25% limitation (or, in cases where the Fund has not entered into an ETF Agreement, the 3% limitation) may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal.
•	Indirect Costs of Fund Investments in ETFs. To the extent the Fund invests in ETFs or other registered investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other registered investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and registered investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
•	Risks Related to ETF NAV and Market Price. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that a Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that a Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Redeeming Risk. Shares of the Fund may be redeemed only in Creation Units. Shares may not be redeemed in fractional Creation Units. Only Authorized Participants are authorized to transact in Creation Units with the Fund. All other persons or entities transacting in Shares must do so in the secondary market.

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Disclosure of Portfolio Holdings. The Fund’s portfolio holdings will be disclosed on the Fund’s website (www.virtusetfs.com) daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Virtus ETF Advisers LLC, located at 1540 Broadway, New York, NY 10036. The Adviser was organized as a Delaware limited liability company in August 2013 and, since April 2015, has been a majority-owned subsidiary of Virtus Partners, Inc., a wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Virtus is a public company that operates a multi-manager asset management business and has substantial experience in the investment management and investment company industries. As of September 30, 2017, on a collective basis, Virtus-affiliated registered investment advisers manage approximately $90.6 billion in assets. The Adviser also serves as investment adviser to each series of ETFis Series Trust I, an open-end management investment company registered with the SEC.

The Adviser serves as the Fund’s investment adviser pursuant to an investment advisory agreement with the Trust on behalf of the Fund. The Adviser is responsible for the oversight and management of all service providers to the Trust. The Adviser has engaged the Sub-Adviser to manage the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight and supervision of the Adviser and the Board, and will oversee the Sub-Adviser’s compliance with the terms and conditions of the ETF exemptive order issued to the Adviser and the Trust. The Adviser also assists with: (a) non-advisory operations of the Fund, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information, (d) the preparation of reports to be filed with the SEC and other regulatory authorities, and (e) maintaining certain of the Fund’s records.

Adviser Compensation. The Adviser receives a monthly advisory fee from the Fund at the annual rate of 0.55% of the Fund’s average daily net assets. In consideration of the fees paid with respect to the Fund, the Adviser has agreed to pay all of the ordinary operating expenses of the Fund, except for the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund, each of which is paid by the Fund.

INVESTMENT SUB-ADVISER

The Fund’s sub-adviser is Rampart Investment Management Company, LLC, an affiliate of the Adviser, located at One International Place, 14th Floor, Boston, MA 02110. The Sub-Adviser serves in that capacity pursuant to a sub-advisory contract (the “Sub-Advisory Agreement”) with the Adviser and the Trust on behalf of the Fund as approved by the Board. The Sub-Adviser makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Board.

The Sub-Adviser has been an investment adviser since 1983 and provides investment management services to mutual funds, institutional and high net worth investors. As of June 30, 2017, the Sub-Adviser had approximately $821 million in assets under management.

Sub-Adviser Compensation. For services provided to the Trust, the Adviser will pay to the Sub-Adviser a fee, payable monthly in arrears, equal to 50% of the net advisory fee payable by the Fund to the Adviser for such month. For this purpose, the “net advisory fee” means the advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement. In the event that the Adviser waives all or a portion of its fee and/or assumes all or a portion of the expenses of the Fund pursuant to an expense limitation agreement, then the Sub-Adviser will waive its fee and/or pay a portion of the assumed expenses, in either case, in the same proportion as the Adviser by paying to the Adviser 50% of the amount waived and/or assumed by the Adviser.

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Disclosure Regarding Advisory Agreement Approval. A discussion regarding the basis for the Board’s most recent approval of the investment advisory agreement and sub-advisory agreement for the Fund is available in the Fund’s annual report for the twelve-month period ended July 31. You may obtain a copy of the Fund’s annual and semi-annual reports, without charge, upon request to the Fund.

REGULATION UNDER THE COMMODITY EXCHANGE ACT

The Adviser is registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. In addition, with respect to the Fund, the Adviser relies on an exemption from regulation as a commodity trading advisor available for an adviser that serves as a fund’s registered CPO.

PORTFOLIO MANAGERS

The following individuals serve as the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations:

Michael Davis, Portfolio Manager of the Sub-Adviser. Mr. Davis serves as Portfolio Manager at the Sub-Adviser (since 2016). He is also a Managing Director at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since 2014). Before joining Virtus, Mr. Davis was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies (2010 to 2014). Prior to forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies. Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business.

Brendan R. Finneran, Portfolio Manager of the Sub-Adviser. Mr. Finneran serves as Portfolio Manager and Trader at the Sub-Adviser (since 2008). He is also a Managing Director, Portfolio Manager and Equity Trader at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since 2016). Prior to the Sub-Adviser, he was trader and operations manager at Andover Capital Advisors (2003 to 2008), where he was responsible for operational account management (processing and settlement) for all equity, option, bond, bank debt, CDS and swap trades. Prior to Andover Capital Advisors, Mr. Finneran held various positions at Cone Jacquards and Robert Fleming as Account Manager.

Robert F. Hofeman, Jr., Portfolio Manager of the Sub-Adviser. Mr. Hofeman serves as Portfolio Manager and Trader at the Sub-Adviser (since 2012). He is also a Managing Director, Portfolio Manager and Equity Trader at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since 2016). Prior to the Sub-Adviser, he was an equity trading consultant for Linedata (2010 to 2012) where he translated buy-side business processes to the technology staff. Prior to Linedata, Mr. Hofeman was a director and senior equity trader at Evergreen Investments (2007-2009), and equity trader at Ironwood Investment Management, LLC (2002-2007).

Warun Kumar, Chief Investment Officer and Portfolio Manager of the Sub-Adviser. Mr. Kumar serves as Chief Investment Officer and Portfolio Manager at the Sub-Adviser (since 2015). He is also Senior Managing Director and Portfolio Manager at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since May 2014). Before joining Virtus, Mr. Kumar was a founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles,

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Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.

Additional Information. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of the Fund is available in the Fund’s SAI.

BOARD OF TRUSTEES

The Fund is a non-diversified series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust on July 14, 2015. The Board supervises the operations of the Trust and the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

OPERATIONAL ADMINISTRATOR

Virtus ETF Solutions LLC (the “Administrator”), located at 1540 Broadway, New York, NY 10036, serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other, and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust.

ACCOUNTING SERVICES ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon (“BNY Mellon”), located at 101 Barclay Street, New York, NY 10007, directly and through its subsidiary companies, provides necessary administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

DISTRIBUTOR

ETF Distributors LLC (the “Distributor”), located at 1540 Broadway, New York, NY 10036, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103, has been selected as the independent registered public accounting firm for the Trust and the Fund for the current fiscal year.

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust and the Independent Trustees.

EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

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INVESTING IN THE FUND

DISTRIBUTION AND SERVICE PLAN

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE

The NAV of the Shares of the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of the Fund’s assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. The Fund normally uses third party pricing services to obtain portfolio security prices.

Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued by the Trust’s Fair Value Pricing Committee at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the Fund’s NAV calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Board, the Adviser consults with BNY Mellon and the Sub-Adviser on a regular basis regarding the need for fair value pricing. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If the fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, you may receive more or less proceeds or Shares from redemptions or purchases of Fund Shares, respectively, than you would have otherwise received if the portfolio security were priced using the Fund’s normal pricing procedures and the prices used to determine the Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Board monitors and evaluates the Fund’s use of fair value pricing, and periodically reviews the results of any fair valuation under the Trust’s policies.

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To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

The Fund’s NAV is determined as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time, on each day that the Exchange is open for business. Currently, the Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

The IIV for the Fund is calculated during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of the Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website at www.virtusetfs.com.

The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. Although the Trust provides information used to calculate the IIV, the Trust is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Trust makes no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year will be available without charge on the Fund’s website.

FREQUENT TRADING

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that, unlike traditional mutual funds, the Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs (and the Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also imposes transaction fees on purchases and redemptions of Creation Units that are designed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of the Fund. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Fund reserves the right to reject any purchase order at any time and further reserve the right to impose restrictions on disruptive or excessive trading in Creation Units.

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The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Fund’s Shares. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTIONS

The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to shareholders. The Fund expects to distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

FEDERAL INCOME TAXES

FUND DISTRIBUTIONS

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends reported by the Fund is anticipated to be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

SALE OF FUND SHARES

A sale of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAX TREATMENT OF FUND SHAREHOLDERS

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Fund distributions and gains from the sale of your Fund Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

WITHHOLDING

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

CREATION UNITS

Because Creation Units are issued and redeemed by the Fund solely for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Because the Fund redeems Creation Units in cash, it may recognize more capital gains than it would have if it redeemed Creation Units in-kind.

This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund. For additional information, see the “Taxation” section of the Statement of Additional Information.

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FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Fund at www.virtusetfs.com. The website for the Fund contains the following information, on a per-Share basis, for the Fund: (i) the prior Business Day’s NAV; (ii) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (iii) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (iv) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the Exchange, the Trust will disclose on the Fund’s website the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

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FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request, at no charge, by calling the Fund at (888) 383-0553.

For the Period June 26, 2017[1] Through July 31, 2017
Per Share Data for a Share Outstanding Throughout Each Period Presented:
Net asset value, beginning of period	$25.00

Investment operations:
Net investment income[2]	0.01
Net realized and unrealized loss on investments	(0.40)
Total from investment operations	(0.39)
Net Asset Value, End of Period	$24.61

Net Asset Value Total Return[3]	1.56%
Net assets, end of period (000’s omitted)	$2,461

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%[4]
Net investment income	0.21%[4]
Portfolio turnover rate[5]	0%[6]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.

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ADDITIONAL INFORMATION

If you would like more information about the Trust, the Fund or the Shares, the following documents are available free upon request:

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. You will find in the Fund’s annual report a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the prior fiscal year.

Statement of Additional Information

Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling the Adviser at (888) 383-0553. You can also access and download the Fund’s annual and semi-annual reports and SAI without charge at the Fund’s website: www.virtusetfs.com.

To obtain other information and for shareholder inquiries:

By telephone:	(888) 383-0553

By mail:	Virtus ETF Trust II
1540 Broadway
New York, NY 10036

On the Internet:	SEC Edgar database: http://www.sec.gov; or www.virtusetfs.com

Only one copy of a Prospectus or an annual or semi-annual report will be sent to each household address. This process, known as “householding”, is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semi-annual report at any time by calling or writing the Fund. You may also request that householding be eliminated from all your required mailings.

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

No person is authorized to give any information or to make any representations about the Fund or its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

Virtus ETF Trust II: Investment Company Act file number 811-23078

STATEMENT OF ADDITIONAL INFORMATION

VIRTUS ENHANCED SHORT U.S. EQUITY ETF

(TICKER: VESH)

November 28, 2017

a series of

Virtus ETF Trust II

1540 Broadway

New York, NY 10036

Telephone: (888) 383-0553

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus (“Prospectus”) for the Virtus Enhanced Short U.S. Equity ETF (Ticker: VESH) (the “Fund”), a series of Virtus ETF Trust II (the “Trust”), dated the same date as this SAI, which incorporates this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus for the Fund may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus. No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. The SAI does not constitute an offer to sell securities.

Portions of the Fund’s financial statements are incorporated by reference to the Fund’s most recent Annual Report to shareholders. You may obtain a copy of the Fund’s annual report at no charge by request to the Fund at the address or phone number noted below.

A copy of the Prospectus for the Fund may be obtained, without charge, by calling (888) 383-0553 or visiting www.virtusetfs.com, or writing to the Trust, c/o ETF Distributors LLC, 1540 Broadway, New York, NY 10036.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of three investment portfolios: the Fund, Virtus Newfleet Dynamic Credit ETF (Ticker: BLHY) and Virtus Enhanced U.S. Equity ETF (Ticker: VESP). Other portfolios may be added to the Trust in the future. The Fund is classified as a non-diversified management investment company under the 1940 Act. The shares of the Fund are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933 (the “Securities Act”).

The Fund’s investment adviser is Virtus ETF Advisers LLC (the “Adviser”). The Adviser has been registered as an investment adviser with the SEC since October 2013. The Fund’s sub-adviser is Rampart Investment Management Company, LLC (the “Sub-Adviser”), an affiliate of the Adviser (since December 2014).

The Fund offers and issues Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for cash or a basket of equity securities included in the Fund’s portfolio (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares are redeemable only in Creation Units and, generally, in exchange for Deposit Securities and a Cash Component. Creation Units are aggregations of 50,000 Shares of the Fund and are available only to certain large institutions, referred to as “Authorized Participants”, that enter into agreements with ETF Distributors LLC (the “Distributor”). In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit with respect to the Fund.

FUND NAME AND INVESTMENT POLICY. The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in investments that create or result in short (or inverse) exposure to U.S. equity securities (the “Names Rule Policy”). For this Names Rule Policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket of the Names Rule Policy if they have economic characteristics similar to the other investments included in the basket. The Fund will also consider the holdings of any ETF in which it invests when determining compliance with the Fund’s Names Rule Policy. The Fund’s Names Rule Policy is not a “fundamental” policy, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given notice at least 60 days prior to any change by the Fund of its Names Rule Policy.

EXCHANGE LISTING AND TRADING

Fund Shares trade on the NYSE Arca, Inc. (the “Exchange”) at market prices that may be below, at or above NAV. There can be no assurance that the requirements of the Exchange necessary for the Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of the Fund if (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 beneficial owners of Shares of the Fund for 30 or more consecutive trading days, (ii) the intra-day NAV of the Fund is no longer calculated or available, or (iii) any other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

OTHER INVESTMENT POLICIES

The following policies supplement the Fund’s investment objective and policies as described in the Fund’s Prospectus.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the descriptions of the Fund’s investments and its risks in this SAI and the Prospectus.

BORROWING. The Fund may, subject to the restrictions of the 1940 Act, borrow money from banks. For example, the Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) provided that, immediately after any such borrowing, there is an asset coverage of at least 300% for all such borrowings, and provided further that, in the event that the fund’s asset coverage at any time falls below 300%, the fund reduces its existing borrowings (within three days, excluding Sundays and holidays) to the extent necessary to comply with the foregoing limitation.

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CONVERTIBLE SECURITIES. The Fund may invest directly or indirectly in securities convertible into common stock if, for example, the Fund believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks and warrants. Convertible securities are subject to risks associated with the performance of the company underlying the securities, as well as the underlying instruments.

DERIVATIVE INSTRUMENTS. The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Adviser is subject to regulation by the Commodity Futures Trading Commission (“CFTC”) with respect to the Fund, and is registered as a “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”).

Recent legal and regulatory changes, and additional legal and regulatory changes in the future, may substantially affect over-the-counter derivatives markets, and such changes may impact the Fund’s use of such instruments. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the CFTC. No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures commission merchant (“FCM”) an amount of cash, U.S. government securities, suitable money market instruments or liquid, high-grade fixed income securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the FCM will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the FCM will pay the excess to the Fund. These subsequent payments, called “variation margin,” to and from the FCM, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to market.” When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, then the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, then the full margin amount and the amount of the gain are paid to the Fund and the FCM pays the Fund any excess gain over the margin amount.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Fund will incur brokerage fees when it purchases and sell futures contracts, and margin deposits must be maintained at all times when a futures contract is outstanding. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

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Futures can be volatile instruments and involve certain risks. If investments are made for the portfolio at an inappropriate time or based on incorrect judgments about market movements, futures strategies may lower the Fund’s return. The Fund could also experience losses if the prices of its futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.

In instances involving the purchase of futures contracts, the Fund will deposit in a segregated account with their custodian an amount of cash, cash equivalents and/or appropriate securities equal to the cost of such futures contracts, to the extent that such deposits are required under the 1940 Act.

Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs, and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Options. The Fund may purchase or write call and put options on securities, ETFs, indices or future contracts to seek income or may purchase or write put or call options for hedging purposes. Although not required to do so, the Fund will typically write a call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Options on Futures Contracts. The Fund may invest in options on futures contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share, also known as the “strike price,” less the premium received from writing the put. Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Additional Information Regarding Leverage. Certain derivatives involve leverage; that is, the amount invested may be less than the full economic exposure of the derivative instrument, and the Fund could lose more than the amount invested. Federal securities laws, regulations and guidance may require the Fund to segregate assets or to otherwise hold instruments that offset the Fund’s current obligations under the derivative instrument. This process is known as “cover.” The Fund will not enter into any derivative transaction unless it can comply with guidance from the SEC regarding cover, and, if SEC guidance so requires, the Fund will segregate cash or liquid assets with a value at least sufficient to cover its current obligations under the derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of the Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in the Fund’s NAV being more sensitive to changes in the value of the related investment. To the extent the Fund writes put and call options, the Fund will “cover” its obligations in accordance with applicable SEC guidance.

EQUITY SECURITIES.

Direct and Indirect Common Stock. The Fund may invest in equity securities, both directly and indirectly through the Fund’s investment in shares of ETFs and other investment companies, American Depositary Receipts (“ADRs”) and other types of securities and instruments described in this SAI and in the Prospectus. The equity portion of the Fund’s portfolio may include common stocks traded on domestic or foreign securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund may invest may fluctuate in response to

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many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Exchange Traded Products (“ETPs”). The Fund may invest in (or sell short) exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and other ETPs. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. ETPs other than ETFs are issued in shares or units, and trade on exchanges like ETFs.

There is a risk that the underlying ETPs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETPs, such as the trustees or sponsors, to close or otherwise fail to perform their obligations to the ETPs. Also, because the ETPs in which the Fund invests may be granted licenses by agreement to use various indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETPs may terminate if such license agreements are terminated. In addition, an ETP may terminate if its net assets fall below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETP, it will be able to invest instead in shares of an alternate ETP with a similar strategy, there is no guarantee that shares of an alternate ETP would be available for investment at that time.

Investments in ETPs involve certain inherent risks generally associated with investments in conventional registered investment companies (e.g., mutual funds) that hold a portfolio of securities including, without limitation: (1) risks that the general level of security prices for the ETP’s investment strategy may decline, thereby adversely affecting the value of each share or unit of the ETP; (2) an index-based ETP may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETP and the index with respect to the weighting of securities or number of stocks held; and (3) an index-based ETP may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based. In addition, ETPs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETP’s shares may trade at a discount to its NAV; (2) an active trading market for an ETP’s shares may not develop or be maintained; (3) trading of an ETP’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETP shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily. ETPs are also subject to the risks of the underlying securities or sectors in which the ETP is designed to track or invest.

Money Market Funds. In order to maintain sufficient liquidity, for cash management purposes, to implement investment strategies or for temporary defensive purposes, the Fund may invest a significant portion of its assets in shares of one or more money market funds. Generally, money market funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. In addition, the Fund will incur additional indirect expenses to the extent it invests in shares of money market funds due to acquired fund fees and other costs.

Other Investment Companies. Under the 1940 Act, a fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including, without limitation, that such investment companies enter into an agreement with the Exempted ETF.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Fund considers optimal, or cause the Fund to select a similar index-based mutual fund or other investment company as an alternative. The Fund’s investments in other investment companies will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF or other investment company shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities.

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Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including, without limitation, dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock.

Short Sales. In a short sale, the Fund would borrow a security from a broker-dealer (which involves payment of a premium and transaction costs) and then sell into the market a security it does not own in anticipation of a decline in the market value of that security. The Fund would then cover the short position by buying shares in the market either (i) at its discretion or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian or broker (or an affiliate thereof) in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender, to the extent such deposit is required by applicable law and/or the parties involved in the transaction. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box,” which occur when the Fund sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including, without limitation, interest, in connection with opening, maintaining and closing short sales against the box.

Warrants and Rights. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including, without limitation, the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

FIXED INCOME SECURITIES.

Corporate and Municipal Debt Securities. Corporate and municipal debt securities purchased by the Fund may be of any credit quality, maturity or yield. Accordingly, the Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, deemed to be of equivalent quality). In addition, the Fund’s debt securities may include lower-rated debt securities including, without limitation, “junk” bonds whose ratings are below investment grade. Debt securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns. Descriptions of the quality ratings of Moody’s, S&P and Fitch are included as Appendix A to this SAI. While the Fund utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Strips (“STRIPS”). STRIPS are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Zero coupon U.S. government securities such as STRIPS are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. STRIPS do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. If the Fund invests in STRIPS, the Fund will accrue income on the investment for tax and accounting purposes, which is distributable to

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shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund would forgo the purchase of additional income producing assets with these funds. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

Zero Coupon Securities. The Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

ILLIQUID AND RESTRICTED INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (the “Board”), the Fund will determine the liquidity of its investments, which will be monitored by the Board pursuant to reports. In determining the liquidity of its investments, the Fund may consider various factors including, without limitation: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including, without limitation, any demand or tender features); and (v) the nature of the marketplace for trades (including, without limitation, the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. An investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Within its limitations on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws or in a registered public offering. Where registration for a restricted security held by the Fund is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. The Fund may, from time to time, invest in securities of companies whose businesses are related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Fund may invest in a company whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies or publicly or privately traded companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities which the Fund has determined are creditworthy under guidelines established by the Board. In determining whether the Fund will lend securities, the Fund will consider relevant facts and circumstances, and may not lend securities to any company affiliated with an investment adviser to the Fund. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET INSTRUMENTS. The Fund may invest directly and indirectly in money market instruments, including, without limitation, U.S. Government obligations or corporate debt obligations (including, without limitation, those subject to repurchase agreements). Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Master Notes. Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal

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when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is deemed to be of equivalent quality. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes may be acquired by the Fund through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Fund will monitor the earnings power, cash flow and other liquidity ratios of the issuer of each Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest a portion of its portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and the Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g., FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient liquid assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if such action was determined to be appropriate. In such a case, the Fund could incur a short-term gain or loss.

INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the Fund’s outstanding voting Shares. A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding Shares represented in person or by proxy at a meeting at which more than 50% of its outstanding Shares are represented; or (ii) more than 50% of the Fund’s outstanding Shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, the Fund may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;

(2)	Borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act;
(3)	Pledge, mortgage or hypothecate its assets;
(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;
(5)	Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33 1/3% of total Fund assets;
(6)	Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);
(7)	Invest more than 25% of its total assets in any particular industry or group of industries; or
(8)	Purchase or sell physical commodities except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

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(1)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2)	Make investments for the purpose of exercising control or management over a portfolio company;

(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs;

(5)	Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or

(6)	Invest more than 15% of its net assets in illiquid securities.

With respect to the fundamental and non-fundamental investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices will not constitute borrowing.

With respect to the above fundamental investment restriction on pledging, mortgaging or hypothecating assets, any such activity to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) writing covered put or call options, (ii) the purchase of securities on a when-issued or forward commitment basis, or (iii) collateral or initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including, without limitation, those relating to indices), or options on futures contracts or indices will not be considered pledging, mortgaging or hypothecating assets.

With respect to the above fundamental investment restriction on making loans, investment in U.S. government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements will not be deemed to be the making of a loan.

With respect to the above fundamental investment restriction regarding concentration in a particular industry, (i) securities of the U.S. Government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry (although the Fund will consider the holdings of an underlying registered investment company in applying its concentration policy), (ii) if the Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied, and (iii) in the case of loan participations where the Fund is not in a direct debtor/creditor relationship with the borrower, both the financial intermediary and the ultimate borrower are considered issuers.

With respect to the above fundamental investment restriction on investments in commodities, the purchase or sale by the Fund of options, forward contracts, futures contracts (including, without limitation, those relating to indices), options on futures contracts or indices or interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity will not be considered an investment in commodities.

With respect to the above non-fundamental investment restriction on purchasing securities on margin, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account will not be considered purchasing securities on margin.

The 1940 Act allows the Fund to borrow from any bank (including, without limitation, pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets and the Fund will, to the extent necessary, reduce its existing borrowings (within three days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Board is responsible for the supervision and oversight of the Fund. The Board approves all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; reviews the performance of the Fund; and oversees the business activities of the Fund. This section of the SAI provides information about the persons who serve as trustees (“Trustees”) and executive officers to the Trust, as well as the entities that provide services to the Trust.

TRUSTEES AND OFFICERS. Following are the Trustees and executive officers of the Trust, their years of birth and addresses, their present positions with the Trust, and their principal occupations during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”) and those Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”), are identified in the table. The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 1540 Broadway, New York, New York 10036.

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Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Myles J. Edwards Year of Birth: 1961	Trustee	Since Inception (2015)	General Counsel, CCO and COO, Shufro, Rose & Co., LLC (since 2014); General Counsel and CCO, Constellation Wealth Advisers, LLC (2011 – 2014)	13	Trustee (since 2016), ETFis Series Trust I (10 portfolios)
Stephen O’Grady Year of Birth: 1946	Trustee	Since Inception (2015)	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	13	Trustee (since 2014), ETFis Series Trust I (10 portfolios); Trustee (2013-2015), Greenhaven LLC; Trustee (since 2014), Acacia Group LLC; Trustee (since 2014), ETFS Trust (5 portfolios)
James Simpson Year of Birth: 1970	Trustee	Since Inception (2015)	President, ETP Resources, LLC (since 2009) (a financial services consulting company)	13	Trustee (since 2014), ETFis Series Trust I (10 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception (2015)	Independent Consultant (since 2013); Chief Operating Officer, Factor Advisors, LLC (2010-2013)	13	Trustee (since 2014), ETFis Series Trust I (10 portfolios)
INTERESTED TRUSTEE*
George R. Aylward Year of Birth: 1964	Chairman and Trustee	Since Inception (2015)	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President, Virtus ETF Advisers LLC (since 2015); and various senior officer positions with Virtus affiliates (since 2005).	3	Trustee (since 2017), Virtus Asset Trust (26 portfolios); Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2006), Virtus Mutual Funds (49 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

* Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc., the ultimate parent company of the Adviser, and various positions with its affiliates.

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Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
OTHER EXECUTIVE OFFICERS
William J. Smalley Year of Birth: 1983	President and Chief Executive Officer	Since Inception (2015)	President, Virtus ETF Solutions LLC (since 2012); Managing Principal, ETF Distributors LLC (since 2012); Managing Director, Virtus ETF Advisers LLC (since 2012); President and Chief Executive Officer (since 2012) and Secretary (2012-2015), ETFis Series Trust I; Vice President, Factor Advisors, LLC (2010-2012)	N/A	N/A
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception (2015)	President, Virtus ETF Advisers LLC (since 2013); Managing Director, Virtus ETF Solutions LLC (since 2013); Treasurer and Chief Financial Officer, ETFis Series Trust I (since 2012); President, Javelin Investment Management, LLC (2008-2013)	N/A	N/A
Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since Inception (2015)	Senior Vice President (since 2017); Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President and Chief Compliance Officer (since 2017), Virtus Asset Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Senior Vice President (since 2017), Vice President (2010 to 2016) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2016) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Vice President & Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I.	N/A	N/A
Kevin J. Carr Year of Birth: 1954	Secretary	Since Inception (2015)	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President, Chief Legal Officer, Counsel and Secretary (since 2017), Virtus Asset Trust; Secretary, Virtus ETF Advisers LLC (since 2015); Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Complex; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), Virtus Total Return Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President and Assistant Secretary (since 2017), Assistant Secretary (2013 to 2016), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; and Senior Vice President and Assistant Secretary (since 2017), Assistant Secretary (2013 to 2017), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I.	N/A	N/A

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Board Structure. The Trust’s Board includes four Independent Trustees and one Interested Trustee, Mr. Aylward, who is Chairman of the Board. Each Trustee serves an indefinite term, until a successor is elected, qualified and serving as a Trustee. The Board has not appointed an Independent Trustee to serve as lead Independent Trustee. The Board believes this structure is appropriate because, among other things, the Board’s current small size and the small number of funds in the Trust permit Trust management to communicate with each Independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Adviser, the Trust’s sub-advisers, Trust management, the Fund’s administrator, transfer agent and distributor, and the Trust’s Chief Compliance Officer (the “CCO”), on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee and a Nominating Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Qualification of Trustees. The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

George R. Aylward

Mr. Aylward has experience as a director, president and Chief Executive Officer of an investment management firm, holds various executive positions with investment advisers, a distributor and an administrator to registered investment companies and as an officer and trustee for other registered investment companies. He also has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues.

Myles J. Edwards	Mr. Edwards has experience as general counsel, chief compliance officer and chief operating officer of SEC registered investment advisers, hedge funds and FINRA member broker-dealers.
Stephen O’Grady

Mr. O’Grady has experience as an independent trustee for other ETFs and in the development and operation of ETF trading systems and futures exchanges and has served as president of an options brokerage firm.

James Simpson

Mr. Simpson has experience as an independent trustee for other ETFs and as President of ETP Resources, a financial information services company that provides detailed reference data on U.S.-listed exchange-traded products. He also has experience working for financial institutions and securities exchanges and has consulted with respect to the development of exchange-traded products.

Robert S. Tull

Mr. Tull has experience as an independent trustee for other ETFs and as a consultant to financial companies and as chief operating officer to financial services companies. Mr. Tull has also assisted with the development of exchange-traded products.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Board has established the following standing committees:

Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements and interacts with the Fund’s independent auditors on behalf of the Board. The Audit Committee also serves in the role of the Trust’s qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

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Beneficial Ownership of Shares of the Fund. The table below shows, for each Trustee, the value of shares of the Fund beneficially owned, and the aggregate value of investments in shares of all funds in the Fund complex, as of December 31, 2016, and stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
James Simpson	A	A
Robert S. Tull	A	A
Stephen O’Grady	A	B
Myles J. Edwards	A	A
George R. Aylward	A	A

Ownership In Fund Affiliates. As of December 31, 2016, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Sub-Adviser, the Fund’s principal underwriter or any affiliate of the Adviser, the Sub-Adviser or the principal underwriter.

Compensation. Officers of the Trust and the Trustees who are interested persons of the Trust or the Adviser receive no salary from the Trust. Each Independent Trustee receives $2,000 per year per series of the Trust, subject to a minimum of $8,000 per year. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings. For the fiscal year ended July 31, 2017, the Trustees received the following compensation:

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees
INDEPENDENT TRUSTEES
Myles J. Edwards	$191.78	None	None	$5,123.29
Stephen O’Grady	$191.78	None	None	$19,424.66
James Simpson	$191.78	None	None	$19,424.66
Robert S. Tull	$191.78	None	None	$19,424.66
INTERESTED TRUSTEE
George R. Aylward	None	None	None	None

CODES OF ETHICS. The Trust, the Adviser, the Sub-Adviser and the Fund’s principal underwriter have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act, that is designed to prevent personnel of the Trust, the Adviser, the Sub-Adviser and the Fund’s principal underwriter subject to the codes from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the codes). The codes of ethics permit personnel of the Trust, the Adviser, the Sub-Adviser and the principal underwriter subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions and pre-approval requirements. In addition, the codes of ethics of the Trust, the Adviser, the Sub-Adviser and the principal underwriter require that access persons of such entities report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

ANTI-MONEY LAUNDERING PROGRAM. The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

PROXY VOTING POLICIES. The Trust has adopted a proxy voting and disclosure policy that delegates to the Fund’s proxy voting manager the authority to vote proxies for the Fund, subject to oversight of the Board. The Sub-Adviser serves as the proxy voting manager for the Fund. Copies of the Trust’s Proxy Voting Policy and Procedures and the Sub-Adviser’s Proxy Voting Policy and Procedures are included as Appendix B and Appendix C, respectively, to this SAI.

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No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. The Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at (866) 383-7636. This information is also available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of November 1, 2017, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares in the Fund.

Although the Fund does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants, as of November 1, 2017, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of the Fund is set forth in the table below:

Name and Address	Percentage Ownership
J.P. Morgan Clearing Corp. 500 Stanton Christina Boulevard Newark, Delaware 19713	82.20%

TD Ameritrade Clearing, Inc. 4211 S. 102nd Street Omaha NE 68127	9.77%

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Fund.”

ADVISER. The Fund’s investment adviser is Virtus ETF Advisers LLC, located at 1540 Broadway, New York, NY 10036. The Adviser was organized as a Delaware limited liability company in August 2013 and, since April 2015, has been a majority-owned subsidiary of Virtus Partners, Inc. (“VPI”), a wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Virtus is a public company that operates a multi-manager asset management business and has substantial experience in the investment management and investment company industries. As of September 30, 2017, on a collective basis, Virtus-affiliated registered investment advisers manage approximately $90.6 billion in assets. The Adviser has served as the investment adviser of the Fund since the inception of the Fund’s operations. The Adviser also serves as investment adviser to each other series of the Trust and each series of ETFis Series Trust I, an open end management investment company registered with the SEC. The Adviser is responsible for the oversight and management of all service providers to the Trust.

The Adviser has overall responsibility for the general management and administration of the Trust, pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”). The Advisory Agreement is effective for an initial two-year period and will remain in effect thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Advisory Agreement is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; or from the reckless disregard of its duties and obligations under the Advisory Agreement.

The Adviser has engaged the Sub-Adviser to manage the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight and supervision of the Adviser and the Board, and will oversee the Sub-Adviser’s compliance with the terms and conditions of the ETF exemptive order issued to the Adviser and the Trust.

Adviser Compensation. The Adviser receives a monthly advisory fee from the Fund at the annual rate of 0.55% of the Fund’s average daily net assets. In consideration of the fees paid with respect to the Fund, the Adviser has agreed to pay all of the ordinary operating expenses of the Fund, except for the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund, each of which is paid by the Fund. For the fiscal period June 26, 2017 through July 31, 2017, the Fund paid the Adviser advisory fees equal to $1,310.

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SUB-ADVISER. The Fund’s Sub-Adviser is Rampart Investment Management Company, LLC, located at One International Place, 14th Floor, Boston, MA 02110. The Sub-Adviser serves in that capacity pursuant to a sub-advisory contract (the “Sub-Advisory Agreement”) with the Trust on behalf of the Fund as approved by the Board. The Sub-Adviser makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Board.

The Sub-Adviser is an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. and an affiliate of the Adviser, and has been providing investment advisory services since 1983. In addition to the Fund, the Sub-Adviser provides investment management services to mutual funds, institutional and high net worth investors. As of June 30, 2017, the Sub-Adviser had approximately $821 million in assets under management.

Sub-Adviser Compensation. For services provided to the Trust, the Adviser will pay to the Sub-Adviser a fee, payable monthly in arrears, equal to 50% of the net advisory fee payable by the Fund to the Adviser for such month. For this purpose, the “net advisory fee” means the advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement. In the event that the Adviser waives all or a portion of its fee and/or assumes all or a portion of the expenses of the Fund pursuant to an expense limitation agreement, then the Sub-Adviser will waive its fee and/or pay a portion of the assumed expenses, in either case, in the same proportion as the Adviser by paying to the Adviser 50% of the amount waived and/or assumed by the Adviser.

PORTFOLIO MANAGERS. Michael Davis, Brendan R. Finneran, Robert F. Hofeman, Jr., and Warun Kumar have served as portfolio managers for the Fund since the inception of the Fund’s operations. The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.

Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by the portfolio managers as of July 31, 2017:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Michael Davis	None
Brendan R. Finneran	None
Robert F. Hofeman, Jr.	None
Warun Kumar	None

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of December 31, 2016. None of these accounts has an advisory fee based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVS)		Other Accounts
	Number of Accounts		Number of Accounts		Number of Accounts

Portfolio Manager		Total Assets		Total Assets		Total Assets
Michael Davis	9	$1.573 billion	None	$0	None	$0
Brenden R. Finneran	9	$1.573 billion	None	$0	135	$476 million
Robert F. Hofeman, Jr.	9	$1.573 billion	None	$0	135	$476 million
Warun Kumar	9	$1.573 billion	None	$0	None	$0

Material Conflicts of Interest. Because each of the portfolio managers may at times manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio managers may manage portfolios having substantially the same investment style as the Fund. However, the portfolios managed by the portfolio managers may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios may have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. In addition, current trading practices would not allow the Sub-Adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received.

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Compensation. The portfolio managers are compensated by the Sub-Adviser and do not receive any compensation directly from the Fund or the Adviser. Each portfolio manager receives their compensation in the form of base salary that is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of the firm’s clients, including the Fund and its investors. The portfolio managers may also earn a bonus each year based on the profitability of the Sub-Adviser.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. Under the Administrative Services Agreement, Virtus ETF Solutions LLC (the “Administrator”) serves as the operational administrator of the Trust. The Administrator’s address is 1540 Broadway, New York, New York 10036. Under the Administrative Services Agreement, the Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator will be indemnified in connection with or arising out of performance of its obligations and duties under this Agreement, except for losses resulting from the willful malfeasance, bad faith or gross negligence of Administrator in the performance of such obligations and duties. The Adviser pays the Administrator out of the Adviser’s advisory fee pursuant to the Adviser’s unified fee arrangement with the Fund. The Adviser paid the Administrator fees equal to $0 for the fiscal period June 26, 2017 (commencement of operations) through July 31, 2017.

ACCOUNTING, CUSTODIAN AND TRANSFER AGENT. Under the Fund Administration and Accounting Agreement (the “Accounting Services Agreement”), The Bank of New York Mellon (“BNY Mellon” or the “Accounting Services Administrator”) serves as accounting administrator for the Fund. BNY Mellon’s principal address is 101 Barclay Street, New York, New York 10007. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon provides accounting and administration services to the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund.

The Adviser pays the Accounting Services Administrator out of the Adviser’s advisory fee pursuant to the Adviser’s unified fee arrangement with the Fund. The Adviser paid BNY Mellon fees for accounting and administration services for the Fund equal to $0 for the fiscal period June 26, 2017 (commencement of operations) through July 31, 2017.

BNY Mellon serves as custodian of the Fund’s assets (the “Custodian”). The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.

BNY Mellon serves as transfer agent and dividend paying agent for the Fund (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of the Fund; (2) make dividend and other distributions to shareholders of the Fund; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fund.

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

DISTRIBUTOR. ETF Distributors LLC, the Distributor, is located at 1540 Broadway, New York, New York 10036. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares of the Fund will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units”. The Distributor also acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

PAYMENTS TO FINANCIAL INTERMEDIARIES. The Adviser, the Sub-Adviser or their respective affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. Additionally, the Adviser, the Sub-Adviser or their respective affiliates intend to pay, out of their own resources, amounts to financial intermediaries for assistance with communication, distribution of materials and other services for their clients that are shareholders of the Fund, or for other services in connection with the organization or operation of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Board has selected the firm of PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103, to serve as the independent registered public accounting firm for the Fund for the current fiscal year, to audit the annual financial statements of the Fund and to sign as Paid Preparer the federal and state tax returns, as well as apply procedures to the required distribution calculation for federal excise tax purposes. Such firm will audit the financial statements of the Fund at least once each year. A copy of the most recent annual report containing the audit report will accompany this SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust and the Independent Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board and the Adviser, the Sub-Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for, the Fund. The Sub-Adviser shall manage the Fund’s portfolio in accordance with the terms of the Sub-Advisory Agreement by and among the Trust on behalf of the Fund, the Sub-Adviser and the Adviser. The Sub-Adviser serves as investment adviser for a number of client accounts, in addition to the Fund.

BROKERAGE SELECTION. The Fund has adopted, and the Board has approved, policies and procedures relating to the direction of portfolio securities transactions to brokers. In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the Sub-Adviser’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Sub-Adviser considers a number of factors, including, without limitation, the size of the order, the difficulty of execution, the efficiency of the facilities of the executing broker-dealer (including research services), any risk assumed by an executing broker-dealer and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Sub-Adviser may select brokers that charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Sub-Adviser may not give consideration to sales of Shares of the Fund as a factor in selecting brokers to execute portfolio transactions. The Sub-Adviser may, however, place portfolio transactions with brokers that are affiliated with the Adviser or the Sub-Adviser or that promote or sell the Shares, so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is consistent with the Sub-Adviser’s obligation to seek best execution and not based upon the broker’s sales efforts.

Under Section 28(e) of the Exchange Act and the Sub-Advisory Agreement, the Sub-Adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers that provide the Sub-Adviser with brokerage, research, analysis, advice and similar services, and the Sub-Adviser may pay to these brokers and dealers, in return for such services, a higher commission or spread than may be charged by other brokers and dealers, provided that the Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Sub-Adviser to the Fund and its other clients and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Fund and the other clients of the Sub-Adviser over the long-term. The research received by the Sub-Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, sectors, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Sub-Adviser to determine and track investment results; and trading systems that allow the Sub-Adviser to interface electronically with brokerage firms, custodians and other providers. Research may be received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Sub-Adviser may also be used by the Sub-Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Sub-Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Sub-Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Sub-Adviser in connection with advisory clients other than the Fund, and not all such services may be useful to the Sub-Adviser in connection with the Fund. Although such information may be a useful supplement to the Sub-Adviser’s own investment research in rendering services to the Fund, the value of such research and services is not expected to materially reduce the expenses of the Sub-Adviser in the performance of its services under the Sub-Advisory Agreement and will not reduce the advisory fees payable by the Fund.

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The Fund may invest in securities traded in the over-the-counter market. In these cases, the Fund may initiate trades through brokers on an agency basis and may pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers that make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

PORTFOLIO TURNOVER. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of Shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions, and the Fund may engage in short-term trading to achieve its investment objective. High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO DISCLOSURE POLICY. The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Fund, including the Adviser. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any order of the SEC applicable to the Fund, the regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

A “Business Day” with respect to the Fund is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trust will disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge. The website for the Fund is www.virtusetfs.com.

The Fund may also send a portion or all of this information to shareholders and to investment company analysts and rating and trading entities. However, the Fund will not send this information to shareholders or to analysts or rating and/or trading entities until such information is at least 30 days old or until one Business Day after the information has been posted to the Fund’s website.

The officers of the Trust, the Adviser and/or the Sub-Adviser may share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes, such as the Fund’s operating administrator, fund accounting administrator, transfer agent, distributor, custodian, independent registered public accounting firm, and legal counsel as identified in the Fund’s Prospectus and this SAI and Doremus FP (a financial EDGARizing, typesetting and printing firm). The Fund, the Adviser and/or the Sub-Adviser may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Fund’s service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Fund’s policies regarding disclosure of portfolio holdings are subject to the continuing oversight and direction of the Board. The Adviser, the Sub-Adviser and the Administrator are required to report to the Board any known disclosure of the Fund’s portfolio holdings to unauthorized third parties. The Fund has not entered (and does not currently intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

The Fund is also required to make available to the public a complete schedule of its portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at (888) 383-0553. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Fund’s Form N-CSR and Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q, and the

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second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual reports, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value (“IIV”), is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party and may not be calculated in the exact same manner as NAV, which is computed daily.

The IIV for the Fund is calculated during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. Although the Trust provides the information used to calculate the IIV, the Trust is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Trust makes no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST. The Trust is a Delaware statutory trust and a registered investment company. The Trust was organized on July 14, 2015, and it has authorized capital of an unlimited number of Shares of beneficial interest of no par value, which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least one-third of the outstanding shares of the Trust or any series thereof, the Trust will call a meeting of the shareholders of the Trust or the series, as applicable. Shareholders holding two-thirds of all Trust shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional series, only shares of that series may be entitled to vote on a matter affecting that particular series. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through splits or reverse splits, which would have no effect on the net assets of the Fund. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, you may be required to liquidate or transfer your Shares at an inopportune time and you may lose money on your investment.

BOOK ENTRY ONLY SYSTEM . Depository Trust Company (“DTC”) acts as securities depository for the Fund’s Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust will inquire of each DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by the DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, will credit immediately with respect to the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners with respect to the Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between the DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust will take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through DTC’s website at: www.dtcc.com.

PURCHASE AND REDEMPTION OF CREATION UNITS

CREATION. The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day, for an order received in proper form.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of cash or an in-kind deposit of Deposit Securities for each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and a Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component for the Fund is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component will be such positive amount. If the Cash Component for the Fund is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component will be such negative amount, and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of Shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Adviser with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for transfer through the Clearing Process (discussed below) or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Fund, through NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units. To be eligible to place orders to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of NSCC (the “Clearing Process”) or a clearing agency that is registered with the SEC, or (ii) a DTC Participant (see “Book Entry Only System”) and, in each

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case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All Shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of the Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than 3:00 p.m. Eastern time (“Order Cut-Off Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement (see “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund will be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund will need to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Order Cut-Off Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating the transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant that wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination will be final and binding. Cash equal to the Cash Component must be transferred directly to the Trust through the Federal Reserve wire system in a timely manner so as to be received by the Trust no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Trust does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and federal funds in the appropriate amount are deposited with the Trust by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper

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form by the Order Cut-Off Time, or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily mark-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Trust or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Trust, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) as a result of circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process; and similar extraordinary events. The Distributor will notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund Name	Creation Transaction Fee
Virtus Enhanced Short U.S. Equity ETF (Ticker: VESH)	$500

The Trust, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

REDEMPTION. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Trust, through NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the Deposit Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. To the extent permitted by the Fund’s exemptive relief, the Fund may, in its sole discretion, provide such redeemer a basket of cash and/or securities which differs from the exact composition of the Deposit Securities but does not differ in NAV. Deposit Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Deposit Securities, as announced by the Trust on the Business Day of the request for redemption received in proper form, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit

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Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.” In the event that the Deposit Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after the Order Cut-Off Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Deposit Securities and the Cash Redemption Amount will be transferred by the second Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant that wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of the Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Trust not later than 11:00 a.m. and 2:00 p.m., respectively, Eastern time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Deposit Securities, which are expected to be delivered within two Business Days, and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Deposit Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Trust according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Deposit Securities and the Cash Redemption Amount to be delivered will be determined by the Trust on such Transmittal Date. In the event that the requisite number of Shares of the Fund are not delivered to the Custodian prior to the DTC Cut-Off-Time, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery, prior to the DTC Cut-Off-Time, and subsequent maintenance of collateral consisting of cash having a value at least equal to 115% of the value of the missing Shares (the “Cash Collateral”). If, however, a redemption order is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date but either (1) the requisite number of Shares of the Fund (including any Cash Collateral) are not delivered by the DTC Cut-Off-Time as described above or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Deposit Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the Shares of the Fund (including any Cash Collateral) are delivered through DTC to the Trust by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Deposit Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Deposit Securities).

Redemptions of Shares for Deposit Securities will be subject to compliance with applicable federal and state securities laws, and the Trust (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the offering and sale of the Deposit Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Deposit Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted;

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(3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund Name	Redemption Transaction Fee
Virtus Enhanced Short U.S. Equity ETF (Ticker: VESH)	$500

Where Shares are redeemed for cash, the redemption transaction fee will be deducted from such redemption proceeds. The Trust, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

SECURITIES SETTLEMENTS FOR REDEMPTIONS

The Trust generally intends to pay for redemptions of Creation Units on a basis of “T” plus two business days. The Trust may pay for redemptions of Creation Units on a basis other than T plus two in order to accommodate holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an unsold allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Investing in the Fund – Determination of Net Asset Value.”

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that the Exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

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The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of the Fund’s assets, equity securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. The Fund normally uses third party pricing services to obtain portfolio security prices.

Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued by the Trust’s Fair Value Pricing Committee at fair value as determined in good faith under policies approved by the Board. The Trust may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Trust may fair value foreign equity portfolio securities each day the Trust calculates the Fund’s NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a portfolio security will be materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES. Dividends from net investment income are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXATION

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

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Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●	Distribution Requirement —the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●	Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “–Interest-Related Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year lookback period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to

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avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions—Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)	the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of The Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. See the discussion below under the headings, “–Qualified Dividend Income for Individuals” and “– Dividends- Received Deduction for Corporations.”

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Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

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Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Fund Shares

Sales of Fund Shares are taxable transactions for federal and state income tax purposes. If you sell your Fund Shares, the IRS requires you to report any gain or loss on your sale. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. Because Creation Units are issued and redeemed by the Fund solely for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Because the Fund redeems Creation Units in cash, it may recognize more capital gains than it would have if it redeemed Creation Units in-kind.

Tax Basis Information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a sale of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share sale. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Sales at a Loss Within Six Months of Purchase. Any loss incurred on a sale of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised

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and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

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Backup Withholding

By law, a portion of your taxable dividends and sales proceeds may be withheld unless you:

●	provide your correct social security or taxpayer identification number, certify that this number is correct,

●	certify that you are not subject to backup withholding, and

●	certify that you are a U.S. person (including a U.S. resident alien).

Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by the Fund as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends and short-term capital gain dividends. Generally, dividends reported by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate, which permits the decedent’s property to be transferred without federal estate tax liability. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit

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(equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual that states that the decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer the Fund Shares.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the United States and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

OTHER INFORMATION

Shareholder inquiries may be made by writing to the Trust, c/o Virtus ETF Advisers LLC, 1540 Broadway, New York, NY 10036.

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FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Fund for the fiscal period June 26, 2017 (commencement of operations) through July 31, 2017, as set forth in the Fund’s annual report to shareholders, including the report of BBD, LLP, an independent registered public accounting firm, for the same period are incorporated by reference into this SAI.

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APPENDIX A

CREDIT QUALITY RATINGS

The Fund may acquire from time to time debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity, or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA –An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated AA differs from AAA obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations may likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) designation to show relative standing within the major rating categories.

Short-term obligations rated A-1 by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:

Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. AA ratings denote expectation of low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. A ratings denote expectation of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. BBB ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible default risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high credit risk. A rating CCC indicates a substantial credit risk, while a rating CC indicates a high level of risk, and a rating C signals exceptionally high levels of credit risk. “RD” ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond or other material financial obligations but which has not entered into bankruptcy filings or other formal winding-up procedure and which has not otherwise ceased operating. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality. The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings AAA category or to the categories below B. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest. Accordingly, the Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

APPENDIX B

TRUST PROXY VOTING POLICY AND PROCEDURES

1.            Purpose; Delegation. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of ETFis Series Trust I and Virtus ETF Trust II (individually, a “Trust” and collectively, the “Trusts”). The board of Trustees of the Trust (the “Board”) believes that while typically each Fund’s Sub-Adviser is in the best position to make individual voting decisions for such Fund, there may also be times when the Board determines that the Adviser or another person or group of persons is in the best position to make such voting decisions (such person or group of persons, the “Proxy Voting Manager”). Therefore, subject to the oversight of the Board, each Fund’s Proxy Voting Manager is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.           Definitions

(a)          Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

(b)          Proxy Voting Manager. Proxy Voting Manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Board as being responsible for supervising and implementing these Policies and Procedures with respect to a particular Fund.

3.           Policy for Voting Proxies Related to Exchange Traded Funds and other Investment Companies. Pursuant to Section 12(d)(1) (E)(iii) of the Investment Company Act of 1940 (the “1940 Act”), all proxies from exchange traded funds (“ETFs”) or other investment companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.           Policy for Voting Proxies Related to Other Portfolio Securities.

(a)         Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

(b)          Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.

5.           Conflicts of Interest. The Trust recognizes that under certain circumstances a Proxy Voting Manager may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where a Proxy Voting Manager or one or more of its affiliates, including, without limitation, officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Proxy Voting Manager shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Proxy Voting Manager with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Proxy Voting Manager’s business, and to bring any conflict of interest of which they become aware to the attention of the Proxy Voting Manager. With respect to securities other than ETFs or other investment companies, the Proxy Voting Manager shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Proxy Voting Manager’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the Proxy Voting Manager determines that a conflict of interest is not material, the Proxy Voting Manager may vote proxies notwithstanding the existence of a conflict. If

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the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Board and the Proxy Voting Manager shall follow the instructions of the Board or (ii) the Proxy Voting Manager shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Board. The Proxy Voting Manager shall keep a record of all materiality decisions and report them to the Board on an annual basis.

6.             Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.             Non-Routine Proposals. Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are voted as determined by the Proxy Voting Manager to be in the best interests of the Fund’s shareholders.

8.             Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the Proxy Voting Manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Proxy Voting Manager shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.             Form N-PX. The Proxy Voting Manager shall gather, collate and present information relating to the proxy voting activities of itself and/or its delegate(s) in such format and medium as the Fund shall request in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the 1940 Act. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC that the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request at (888) 383-0553 (or another toll-free telephone number for the Fund) and is also available on the SEC’s website at www.sec.gov.

10.           Proxy Voting Managers’ Voting Procedures. The Trust acknowledges that certain of the Proxy Voting Managers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that a Proxy Voting Manager has not adopted such policies and procedures, it shall adopt the policies and procedures provided herein as its own and shall otherwise vote all proxies in what it believes is the best interests of the Fund’s shareholders. To the extent that a Proxy Voting Manager’s policies and procedures are consistent with these Policies and Procedures, the Proxy Voting Manager may implement them with respect to voting proxies on behalf of each Fund managed by such Proxy Voting Manager. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Proxy Voting Manager’s policies and procedures.

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APPENDIX C

SUB-ADVISER PROXY VOTING POLICY AND PROCEDURES

Rampart Investment Management Company, LLC

Regulatory Compliance and General Policies and Procedures Manual

Proxy Voting

General Proxy Voting Policies, Procedures and Guidelines for Rampart Portfolio Managers

Each Portfolio Manager who directly manages assets for Rampart is responsible for ensuring that all proxies are voted in a manner consistent with client guidelines and/or policy. When assets are directly managed by Rampart Associates, and Rampart has been granted proxy voting discretion, the following policy and procedures apply:

Rampart shall in all cases cast proxy votes in the best interest of the clients. Such vote shall be consistent with applicable client policy/instruction, or in the absence of such, the Proxy Voting Policies Procedures and Guidelines described below.

Proxies of the Funds will be voted subject to any applicable proxy voting guidelines of the Funds and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the Funds.

Absent special circumstances of the types described below, it is the policy of Rampart to exercise its proxy voting discretion in accordance with the Proxy Voting Guidelines (the “Guidelines”) contained in the Attachments section to this Manual. Rampart may vote a proxy contrary to the Guidelines if it is determined that such action is in the best interests of clients. The Guidelines are applicable to the voting of domestic and foreign proxies. The Guidelines have been adopted to make every effort to ensure that the manner in which shares are voted is in the best interest of clients and the value of the investment.

The responsibility to review proxy proposals, and make voting recommendations on behalf of Rampart is delegated to a qualified, non-affiliated, third party vendor, (such as but not limited to “ISS/RiskMetrics”) under the Guidelines.

Rampart may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, Rampart may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. Rampart and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Any individual identifying a conflict of interest shall report such immediately to the Rampart CCO who will determine a course of action.

In addition to this policy, please refer to related policies included in “Record Keeping, Information Security and Fire Walls.”

Proxy Voting Policy for ERISA Clients

At the time of the most recent update to this Manual Rampart has no clients regulated under the Employee Retirement Income Security Act of 1974 Section 3(14) (“ERISA”) however should an ERISA client be retained the following policies shall apply: Each Portfolio Manager who directly manages assets for Rampart is responsible for ensuring that all proxies are voted in a manner consistent with client guidelines and/or policy. Plans governed by the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Rampart, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of Rampart to follow the provisions of a plan’s governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

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Other Special Proxy Voting Situations

Rampart may choose not to vote proxies in certain situations or for certain accounts, such as but not limited to the following:

1.	When a client has informed Rampart that it wishes to retain the right to vote the proxy (under such situations, Rampart will instruct the custodian to send the proxy material directly to the client);

2.	When Rampart deems the cost of voting would exceed any anticipated benefit to their respective client(s);

3.	When a proxy is received for a client account that has been terminated with Rampart;

4.	When a proxy is received for a security Rampart no longer manages (i.e., Rampart has previously sold their respective entire position); and/or

5.	When the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

From time to time various accounts in which Rampart have proxy voting discretion may participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, Rampart will be unable to vote any security that is out on loan to a borrower on a proxy record date. If Rampart has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Shadow Voting Under Fund of Fund Exemptive Orders

Under certain conditions, the Funds must “shadow vote” (vote in proportionate consistency with the other shareholders) proxy ballots of the funds in which they invest. refer to the Fund of Funds Exemptive Orders in the Attachments section. Additionally, refer to any Fund of Fund exemptive orders for funds in which the Funds have invested.

Records Related to Proxy Voting

Portfolio Managers directly managing assets for Rampart shall maintain records relating to any proxy votes they have made for such period of time as is required to comply with applicable laws and regulations. The firm may rely on one or more third parties to make and retain such records such as ISS/RiskMetrics. All votes shall be in the best interests of the client whose portfolio holds the security being voted.

Rampart will maintain the following records relating to proxy votes cast under these policies and procedures:

1)	A copy of these policies and procedures;
2)	A copy of each proxy statement the firm receives regarding client’s securities; and
3)	A record of each vote cast by the firm on behalf of a client.

A copy of each written client request for information on how Rampart voted proxies on behalf of the client, and a copy of any written response by the firm to any (written or oral) client request for information on how the firm voted proxies on behalf of the requesting client.

Rampart will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law. It is Rampart’s policy not to disclose its proxy voting records to third parties or special interest groups.

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PROSPECTUS | November 28, 2017

VIRTUS ENHANCED U.S. EQUITY ETF

(TICKER: VESP)

a series of

VIRTUS ETF TRUST II

The Virtus Enhanced U.S. Equity ETF (the “Fund”) is an exchange-traded fund (“ETF”). Shares of the Fund are listed on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY INFORMATION

INVESTMENT OBJECTIVE

Virtus Enhanced U.S. Equity ETF (Ticker: VESP) (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Rampart Enhanced U.S. Equity Index (the “Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	0.55%

Other Expenses[2]	0.00%

Total Annual Fund Operating Expenses	0.55%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all routine expenses of the Fund, except for the Fund’s management fee, payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund, each of which is paid by the Fund.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$58	$181

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Index. Additionally, under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of issuers that trade principally on U.S. exchanges. The Fund will also seek to generate additional income and capital appreciation by writing put and call options.

The Index. The Index is comprised of an equity portfolio (the “Equity Portfolio”) enhanced by an options strategy overlay (the “Options Strategy Overlay”).

Equity Portfolio. The Equity Portfolio is comprised of the largest 400 U.S. stocks listed on the New York Stock Exchange and NASDAQ, as measured by market capitalization. The Equity Portfolio is market capitalization-weighted and is reconstituted and rebalanced on a quarterly basis. A company’s stock is eligible for inclusion in the Equity Portfolio if at least 50% of the company’s total issued and outstanding shares are available for trading (i.e., are not subject to restrictions that would prevent them from being publicly traded).

Options Strategy Overlay. The Options Strategy Overlay uses an objective, rules-based methodology to transact in cash-settled options linked to the S&P 500 Index (SPX) with a one-week maturity. In accordance with the Options Strategy Overlay, each week, the Fund will sell (write) out-of-the-

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money put and call options on the SPX. An SPX put option gives the purchaser the right to sell, and an SPX call option gives the purchaser the right to buy, the value of the SPX at a specific price (i.e., the strike price) at or prior to a specific date (i.e., the expiration date). An SPX option is “out-of-the-money” if the strike price is below (for a put) or above (for a call) the current value of the SPX. Pursuant to the Options Overlay Strategy, each put and call option will be written at a strike price nearest to 10 delta, which is a calculated value that sets the strike price of the option based on an estimation that the option has approximately a 10% probability of finishing in-the-money. The notional value of the written put position will equal approximately half of the value of the Equity Portfolio, and the notional value of the written call position will equal approximately 100% of the Equity Portfolio. The notional value of a written put or call option is the total exposure created by the option (i.e., the value of the underlying instrument at its strike price).

Each time the Fund sells an out-of-the-money put and call option, the Fund receives a premium from the option buyer, which increases the Fund’s return if the option is not exercised prior to its expiration date—options are generally not exercised if they remain out-of-the-money or at-the-money (i.e., if the strike price is equal to the current value of the SPX). If, however, the option is exercised in-the-money, the Fund would be obligated to pay the buyer the difference between the strike price and the value of the SPX. The amount by which the written options are out-of-the-money will depend on the current volatility of the SPX, and in general the written options will be farther out-of-the-money in higher SPX volatility environments. This strategy is intended to generate returns for the Fund if the SPX experiences relatively lower volatility in the near term.

The Options Strategy Overlay provides that all options will be structured as European style options, meaning they will expire at the close of business on the expiration day. If any cash is required to satisfy option obligations at expiration, the Equity Portfolio will be liquidated proportionally across all holdings. For the written, cash-settled SPX options, the Fund will designate cash and liquid securities, marked-to-market daily, at least equal to the in-the-money amount of the cash-settled contract.

Additional Information. The Fund will not seek to “beat” the performance of the Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index; however, there may be times when the Fund does not hold every security in the Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries approximately to the same extent that the Index is concentrated.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Options Risk. The Options Strategy Overlay is expected to increase the volatility of the Fund’s net asset value (“NAV”) compared to a fund that only invests in the Equity Portfolio. In particular, large losses can be experienced when the underlying SPX makes a strong move either upwards or downwards. The risk of loss on the written put and call options is potentially unlimited. Because the Fund uses a rules-based methodology, it will not close its written option positions prior to expiration even if the Fund experiences significant losses.

The writing of options involves certain risks, which may include risks different from, or possibly greater than, the risks associated with investing directly in the underlying securities. During the option period, a call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. The Fund may incur transaction costs in connection with closing out options positions. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Index Tracking Risk. While the Adviser seeks to track the performance of the Index closely (i.e., to achieve a high degree of correlation with the Index), it will not seek to beat the performance of the Index. Further, the Fund’s return may not match or achieve a high degree of correlation with the returns of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services and general equity market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. During a “flash crash,” the market prices of the Fund’s Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Accordingly, unless the Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Concentration Risk. A fund concentrated in an industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.

5

MANAGEMENT OF THE FUND

Virtus ETF Advisers LLC is the Fund’s investment adviser (the “Adviser”). The Adviser is responsible for managing the Fund’s investments, subject to the oversight and supervision of the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”). The Fund’s portfolio management team is comprised of Seth Kadushin and Matthew B. Brown, each of whom is a Portfolio Manager with the Adviser and has served as portfolio manager of the Fund since the inception of its operations.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed, principally in-kind for securities included in the Fund, only by certain large institutions, referred to as “Authorized Participants”, that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed as ordinary income when withdrawn from such account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Additional Information Regarding the Fund’s Objective. The investment objective of the Fund may be changed by the Board without shareholder approval upon 60 days’ notice to the shareholders. Additionally, the Fund’s 80% investment policy to invest in common stocks of issuers that trade principally on U.S. exchanges may be changed by the Board without shareholder approval upon 60 days’ notice to shareholders. Certain fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”) under “Investment Restrictions.”

Additional Information Regarding the Fund’s Investments. To the extent that the Fund is not invested in securities of the Index, the Fund may invest in other investments that the Fund believes will help it track the Index, including cash and cash equivalents and shares of other registered investment companies (e.g., mutual funds and other exchange traded funds (“ETFs”)). The Fund may also seek to generate additional income through securities lending.

Additional Information Regarding the Fund’s Investment Risks. In addition to the Fund’s principal investment risks, an investment in the Fund is also subject to the following risks:

Early Closing Risk. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares of the Fund on that day.

Fund Shares Liquidity Risk. Trading in Shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Fund Shares may be less than the liquidity of the securities in the Fund’s portfolio, which may be significantly less than the liquidity of other ETFs.

Implied Volatility Risk. The Fund incurs a liability each time it sells an SPX option, which represents the value of the option sold, until the option is exercised or expires. The value of the SPX options sold by the Fund is partly based on their “implied volatility” (i.e., the expected volatility of the stock underlying the SPX option over the life of the option), which is used by market participants to price such options. As a result, increases in the implied volatility of SPX options will cause the value of such options to increase to the seller (even if the prices of the stocks underlying the SPX do not change), which will result in a corresponding increase in the liabilities of the Fund under the SPX options, and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before an SPX option is exercised or expires. The implied volatility of the SPX options sold by the Fund may increase due to general market and economic conditions, perceptions regarding the sectors or industries in which the issuers of stocks on the SPX participate, or other factors specific to the companies whose stocks trade on the SPX.

Money Market Risk. In order to maintain sufficient liquidity or for cash management purposes, the Fund may invest in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Redeeming Risk. Shares in the Fund may be redeemed only in Creation Units. Shares may not be redeemed in fractional Creation Units. Only Authorized Participants are authorized to transact in Creation Units with the Fund. All other persons or entities transacting in Shares must do so in the secondary market.

Disclosure of Portfolio Holdings. The Fund’s portfolio holdings will be disclosed on the Fund’s website (www.virtusetfs.com) daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Virtus ETF Advisers LLC, located at 1540 Broadway, New York, NY 10036. The Adviser was organized as a Delaware limited liability company in August 2013 and, since April 2015, has been a majority-owned subsidiary of Virtus Partners, Inc., a wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Virtus is a public company that operates a multi-manager asset management business and has substantial experience in the investment management and investment company industries. As of September 30, 2017, on a collective basis, Virtus-affiliated registered investment advisers manage approximately $90.6 billion in assets. The Adviser also serves as investment adviser to each series of ETFis Series Trust I, an open- end management investment company registered with the SEC.

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The Adviser has served as the Fund’s investment adviser since inception of the Fund’s operations pursuant to an investment advisory agreement with the Trust on behalf of the Fund. The Adviser is responsible for the oversight and management of all service providers to the Trust. The Adviser also assists with: (a) non-advisory operations of the Fund, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information, (d) the preparation of reports to be filed with the SEC and other regulatory authorities, and (e) maintaining certain of the Fund’s records.

Adviser Compensation. The Adviser receives a monthly advisory fee from the Fund at the annual rate of 0.55% of the Fund’s average daily net assets. In consideration of the fees paid with respect to the Fund, the Adviser has agreed to pay all routine expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Adviser’s fee, payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund.

Disclosure Regarding Advisory Agreement Approval. A discussion regarding the basis for the Board’s most recent approval of the investment advisory agreement for the Fund will be available in the Fund’s first annual or semi-annual report. You may obtain a copy of the Fund’s annual and semi-annual reports, without charge, upon request to the Fund.

PORTFOLIO MANAGERS

The following individuals serve as the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations:

Matthew Brown, Portfolio Manager. Matthew Brown serves as Portfolio Manager at the Adviser. Mr. Brown is also executive managing director and chief operating officer at Virtus ETF Solutions LLC (“VES”) since 2012. Before founding VES in 2012, he served as director of operations for Factor Advisors from 2010 to 2012. In 2009, Mr. Brown co-founded ETP Resources, a consulting and data services business that continues to grow and serve the ETF industry. From 2008 to 2009, he headed U.S. operations and served as chief compliance officer for U.K.-based issuer SPA/London & Capital. Mr. Brown earned a B.A. in Economics from Boston College.

Seth Kadushin, Portfolio Manager. Seth Kadushin serves as Portfolio Manager at the Adviser. Mr. Kadushin has also served as director of capital markets at VES since 2013. Prior to joining VES, Mr. Kadushin worked at Euromoney Institutional Investor, Plc where he developed large scale investment management programs focusing on Exchange Traded Instruments and Alternate Investment Strategies. From 2011 through 2012 Mr. Kadushin worked at Wedbush Securities as an Options Desk Strategist. Mr. Kadushin worked at RBS Securities as Head Program Trader from 2009 through 2011. Prior to 2009, Mr. Kadushin held senior level positions at Lehman Brothers and Bear Sterns (J.P. Morgan), where he was a member of the firm’s Cross Asset Policy Committee charged with instituting their equity trading division’s guidelines. Mr. Kadushin holds a BBA in Finance from Emory University. He achieved his Master’s in Business from Fordham University with a concentration in Information Systems.

Additional Information. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of the Fund is available in the Fund’s SAI.

BOARD OF TRUSTEES

The Fund is a diversified series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust on July 14, 2015. The Board supervises the operations of the Trust and the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

OPERATIONAL ADMINISTRATOR

Virtus ETF Solutions LLC (the “Administrator”), located at 1540 Broadway, New York, NY 10036, serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other, and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust.

ACCOUNTING SERVICES ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon (“BNY Mellon”), located at 101 Barclay Street, New York, NY 10007, directly and through its subsidiary companies, provides necessary administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

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DISTRIBUTOR

ETF Distributors LLC (the “Distributor”), located at 1540 Broadway, New York, NY 10036, serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and the Fund.

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust and the Independent Trustees.

EXPENSES OF THE FUND

The Fund pays all expenses not assumed by the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

INVESTING IN THE FUND

DISTRIBUTION AND SERVICE PLAN

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE

The NAV of the Shares for the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of the Fund’s assets, equity securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. The Fund normally uses third party pricing services to obtain portfolio security prices.

Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued by the Trust’s Fair Value Pricing Committee at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the Fund’s NAV calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Board, the Adviser consults with BNY Mellon and the Adviser on a regular basis regarding the need for fair value pricing. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If the fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, you may receive more or less proceeds or Shares from redemptions or purchases of Fund Shares, respectively, than you would have otherwise received if the portfolio security were priced using the Fund’s normal pricing procedures and the prices used to determine the Fund’s

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Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Board monitors and evaluates the Fund’s use of fair value pricing, and periodically reviews the results of any fair valuation under the Trust’s policies.

To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

The NAV is determined as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time, on each day that the Exchange is open for business. Currently, the Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

The IIV for the Fund is calculated during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of the Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website at www.virtusetfs.com.

The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. Although the Trust provides information used to calculate the IIV, the Trust is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Trust makes no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year will be available without charge on the Fund’s website.

FREQUENT TRADING

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that, unlike traditional mutual funds, the Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs (and the Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also imposes transaction fees on purchases and redemptions of Creation Units that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of Creation Units.

Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Fund’s Shares. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTIONS

The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to shareholders. The Fund expects to distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if

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necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

FEDERAL INCOME TAXES

FUND DISTRIBUTIONS

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

SALE OF FUND SHARES

A sale of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAX TREATMENT OF FUND SHAREHOLDERS

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Fund Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares. Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

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WITHHOLDING

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

CREATION UNITS

An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

This discussion of “Federal Income Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund. For additional information, see the “Taxation” section of the Statement of Additional Information.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Fund at www.virtusetfs.com. The website for the Fund contains the following information, on a per-Share basis, for the Fund: (i) the prior Business Day’s NAV; (ii) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (iii) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (iv) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the Exchange, the Trust will disclose on the Fund’s website the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

FINANCIAL HIGHLIGHTS

The Fund is newly organized and, therefore, as of the date of this Prospectus, the financial highlights are not yet available for the Fund.

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ADDITIONAL INFORMATION

If you would like more information about the Trust, the Fund and the Shares, the following documents are available free upon request:

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. Once available, you will find in the Fund’s annual report a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the prior fiscal year.

Statement of Additional Information

Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling the Adviser at (888) 383-0553. You can also access and download the annual and semi-annual reports and the SAI without charge at the Fund’s website: www.virtusetfs.com.

To obtain other information and for shareholder inquiries:

By telephone:	(888) 383-0553

By mail:	Virtus Enhanced U.S. Equity ETF
Virtus ETF Trust II
1540 Broadway
New York, NY 10036

On the Internet:	SEC Edgar database: http://www.sec.gov; or www.virtusetfs.com

Only one copy of a Prospectus or an annual or semi-annual report will be sent to each household address. This process, known as “householding”, is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semi-annual report at any time by calling or writing the Fund. You may also request that householding be eliminated from all your required mailings.

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C.

20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

No person is authorized to give any information or to make any representations about the Fund or its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

Virtus ETF Trust II: Investment Company Act file number 811-23078

STATEMENT OF ADDITIONAL INFORMATION

VIRTUS ENHANCED U.S. EQUITY ETF

(SYMBOL: VESP)

November 28, 2017

a series of

Virtus ETF Trust II
1540 Broadway
New York, NY 10036
Telephone: (888) 383-0553

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus (“Prospectus”) for the Virtus Enhanced U.S. Equity ETF (Ticker: VESP) (the “Fund”), a series of Virtus ETF Trust II (the “Trust”), dated the same date as this SAI, which incorporates this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus for the Fund may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus. No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. The SAI does not constitute an offer to sell securities.

Audited financial statements are not presented for the Fund since the Fund is newly formed and had not yet commenced operations as of the date of this SAI. Once available, you may obtain a copy of the Fund’s annual report at no charge by request to the Fund at the address or phone number noted below.

A copy of the Prospectus for the Fund may be obtained, without charge, by calling (888) 383-0553 or visiting www.virtusetfs.com, or writing to the Trust, c/o ETF Distributors LLC, 1540 Broadway, New York, NY 10036.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Fund is a diversified series of Virtus ETF Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of three investment portfolios: the Fund, Virtus Enhanced Short U.S. Equity ETF (Ticker: VESH) and Virtus Newfleet Dynamic Credit ETF (Ticker: BLHY). Other portfolios may be added to the Trust in the future. The shares of the Fund are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933 (the “Securities Act”).

The Fund’s investment adviser is Virtus ETF Advisers LLC (the “Adviser”). The Adviser has been registered as an investment adviser with the

SEC since October 2013.

The Fund offers and issues Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for cash or a basket of securities included in the Fund’s portfolio (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares are redeemable only in Creation Units and, generally, in exchange for Deposit Securities and a Cash Component. Creation Units are aggregations of 50,000 Shares of the Fund and are available only to certain large institutions, referred to as “Authorized Participants”, that enter into agreements with ETF Distributors LLC (the “Distributor”). In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit with respect to the Fund.

FUND NAME AND INVESTMENT POLICY. The Fund has a name that suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets in common stocks of issuers that trade principally on U.S. exchanges (the “Names Rule Policy”). For this Names Rule Policy, “assets” means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances and subject to compliance with the Fund’s exemptive relief, synthetic investments may be included in the 80% basket of the Names Rule Policy if they have economic characteristics similar to the other investments included in the basket. The Fund’s Names Rule Policy is not a “fundamental” policy, which means that it may be changed without a vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. However, under Rule 35d-1, shareholders must be given written notice at least 60 days prior to any change by the Fund of its Names Rule Policy.

EXCHANGE LISTING AND TRADING

Fund Shares trade on the NYSE Arca, Inc. (the “Exchange”) at market prices that may be below, at or above NAV. There can be no assurance that the requirements of the Exchange necessary for the Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of the Fund if (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 beneficial owners of Shares of the Fund for 30 or more consecutive trading days, (ii) the intra-day NAV of the Fund is no longer calculated or available, or (iii) any other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

OTHER INVESTMENT POLICIES

The following policies supplement the Fund’s investment objective and policies as described in the Prospectus for the Fund.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the descriptions of the Fund’s investments and its risks in this SAI and the Prospectus.

BORROWING. The Fund may, subject to the restrictions of the 1940 Act, borrow money from banks. For example, the Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. The 1940 Act presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) provided that, immediately after any such borrowing, there is an asset coverage of at least 300% for all such borrowings, and provided further that, in the event that the Fund’s asset coverage at any time falls below 300%, the Fund reduces its existing borrowings (within three days, excluding Sundays and holidays) to the extent necessary to comply with the foregoing limitation.

CONVERTIBLE SECURITIES. The Fund may invest directly or indirectly in securities convertible into common stock if, for example, the Fund believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks and warrants. Convertible securities are subject to risks associated with the performance of the company underlying the securities, as well as the underlying instruments.

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DERIVATIVE INSTRUMENTS. The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the “CEA”). Therefore, the Fund is not subject to regulation or registration as a commodity pool operator under the CEA.

Recent legal and regulatory changes, and additional legal and regulatory changes in the future, may substantially affect over-the-counter derivatives markets, and such changes may impact the Fund’s use of such instruments. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Options. The Fund may write call and put options on securities, ETFs or security indexes to seek income or may purchase or write put or call options for hedging purposes. Although not required to do so, the Fund will typically write a call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the Commodity Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures commission merchant (“FCM”) an amount of cash, U.S. government securities, suitable money market instruments or liquid, high-grade fixed income securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the FCM will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the FCM will pay the excess to the Fund. These subsequent payments, called “variation margin,” to and from the FCM, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to market.” When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, then the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, then the full margin amount and the amount of the gain are paid to the Fund and the FCM pays the Fund any excess gain over the margin amount.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Fund will incur brokerage fees when it purchases and sell futures contracts, and margin deposits must be maintained at all times when a futures contract is outstanding. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

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While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs, and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in an index future, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for the securities on which the future is based. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. Futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, futures strategies may lower the Fund’s return. The Fund could also experience losses if the prices of its futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid market.

In general, the Fund will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for “bona fide hedging” purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits and premiums required to establish such positions on the Fund’s existing futures would not exceed 5% of the liquidation value of the Fund’s portfolio or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions determined at the time the most recent position was established does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such positions it has entered into.

In instances involving the purchase of futures contracts, the Fund will deposit in a segregated account with its custodian an amount of cash, cash equivalents and/or appropriate securities equal to the cost of such futures contracts, to the extent that such deposits are required under the 1940 Act.

Additional Information Regarding Leverage. Certain derivatives involve leverage; that is, the amount invested may be less than the full economic exposure of the derivative instrument, and the Fund could lose more than the amount invested. Federal securities laws, regulations and guidance may require the Fund to segregate assets or to otherwise hold instruments that offset the Fund’s current obligations under the derivative instrument. This process is known as “cover.” The Fund will not enter into any derivative transaction unless it can comply with guidance from the SEC regarding cover, and, if SEC guidance so requires, the Fund will segregate cash or liquid assets with a value at least sufficient to cover its current obligations under the derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of the Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in the Fund’s NAV being more sensitive to changes in the value of the related investment. To the extent the Fund writes put and call options, the Fund will “cover” its obligations in accordance with applicable SEC guidance.

EQUITY SECURITIES.

Direct and Indirect Common Stock. The Fund may invest in equity securities, both directly and indirectly through the Fund’s investment in shares of ETFs and other investment companies, American Depositary Receipts (“ADRs”) and other types of securities and instruments described in this SAI and in the Prospectus. The equity portion of the Fund’s portfolio may include common stocks traded on domestic or foreign securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Exchange Traded Products (“ETPs”). The Fund may invest in (or sell short) exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and other ETPs. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio

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of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. ETPs other than ETFs are issued in shares or units, and trade on exchanges like ETFs.

There is a risk that the underlying ETPs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETPs, such as the trustees or sponsors, to close or otherwise fail to perform their obligations to the ETPs. Also, because the ETPs in which the Fund invests may be granted licenses by agreement to use various indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETPs may terminate if such license agreements are terminated. In addition, an ETP may terminate if its net assets fall below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETP, it will be able to invest instead in shares of an alternate ETP with a similar strategy, there is no guarantee that shares of an alternate ETP would be available for investment at that time.

Investments in ETPs involve certain inherent risks generally associated with investments in conventional registered investment companies (e.g., mutual funds) that hold a portfolio of securities including, without limitation: (1) risks that the general level of security prices for the ETP’s investment strategy may decline, thereby adversely affecting the value of each share or unit of the ETP; (2) an index-based ETP may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETP and the index with respect to the weighting of securities or number of stocks held; and (3) an index-based ETP may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based. In addition, ETPs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETP’s shares may trade at a discount to its NAV; (2) an active trading market for an ETP’s shares may not develop or be maintained; (3) trading of an ETP’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETP shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily. ETPs are also subject to the risks of the underlying securities or sectors in which the ETP is designed to track or invest.

Money Market Funds. In order to maintain sufficient liquidity or for cash management purposes, the Fund may invest a portion of its assets in shares of one or more money market funds. Generally, money market funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. In addition, the Fund will incur additional indirect expenses to the extent it invests in shares of money market funds due to acquired fund fees and other costs.

Other Investment Companies. Under the 1940 Act, the Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including, without limitation, that such investment companies enter into an agreement with the Exempted ETF.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that the Fund considers optimal, or cause the Fund to select a similar basket of stocks (pre-selected groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) (“Stock Baskets”) or a similar index-based mutual fund or other investment company as an alternative. The Fund’s investments in other investment companies will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF or other investment company shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities.

Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including, without limitation, dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock.

Real Estate Securities. The Fund will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are

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generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including, without limitation, risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

The Fund may invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to a REIT structure, in which revenue consists primarily of rent derived from owned, income producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

Short Sales. In a short sale, the Fund would borrow a security from a broker-dealer (which involves payment of a premium and transaction costs) and then sell into the market a security it does not own in anticipation of a decline in the market value of that security. The Fund will then cover the short position by buying shares in the market either (i) at its discretion or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian or broker (or an affiliate thereof) in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker- dealer lender, to the extent such deposit is required by applicable law and/or the parties involved in the transaction. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box,” which occur when the Fund sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including, without limitation, interest, in connection with opening, maintaining and closing short sales against the box.

Warrants and Rights. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including, without limitation, the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

FIXED INCOME SECURITIES.

Corporate and Municipal Debt Securities. Corporate and municipal debt securities purchased by the Fund may be of any credit quality, maturity or yield. Accordingly, the Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, deemed to be of equivalent quality). In addition, the Fund’s debt securities may include lower-rated debt securities including, without limitation, “junk” bonds whose ratings are below investment grade. Debt securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns. Descriptions of the quality ratings of Moody’s, S&P and Fitch are included as Appendix A to this SAI. While the Fund utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Strips (“STRIPS”). STRIPS are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Zero coupon U.S. government securities such as STRIPS are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. STRIPS do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. If the Fund invests in STRIPS, the Fund will

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accrue income on the investment for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund would forgo the purchase of additional income producing assets with these funds. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

Zero Coupon Securities. The Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

ILLIQUID AND RESTRICTED INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (the “Board”), the Fund will determine the liquidity of the Fund’s investments, which will be monitored by the Board pursuant to reports. In determining the liquidity of the Fund’s investments, the Fund may consider various factors including, without limitation: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including, without limitation, any demand or tender features); and (v) the nature of the marketplace for trades (including, without limitation, the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. An investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Within its limitations on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws or in a registered public offering. Where registration for a restricted security held by the Fund is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. The Fund may, from time to time, invest in securities of companies whose businesses are related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, the Fund may invest in a company whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies or publicly or privately traded companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities which the Fund has determined are creditworthy under guidelines established by the Board. In determining whether the Fund will lend securities, the Fund will consider relevant facts and circumstances, and may not lend securities to any company affiliated with an investment adviser to the Fund. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET INSTRUMENTS. The Fund may invest directly and indirectly in money market instruments, including, without limitation, U.S. Government obligations or corporate debt obligations (including, without limitation, those subject to repurchase agreements). Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Master Notes. Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when

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due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is deemed to be of equivalent quality. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.

Master Notes may be acquired by the Fund through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Fund will monitor the earnings power, cash flow and other liquidity ratios of the issuer of each Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest a portion of its portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and the Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g., FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient liquid assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if such action was determined to be appropriate. In such a case, the Fund could incur a short-term gain or loss.

INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of its outstanding voting Shares. A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding Shares represented in person or by proxy at a meeting at which more than 50% of its outstanding Shares are represented; or (ii) more than 50% of the Fund’s outstanding Shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, the Fund may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;
(2)	Borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act;
(3)	Pledge, mortgage or hypothecate its assets;
(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;
(5)	Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33 1/3% of total Fund assets;
(6)	Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);
(7)	Invest more than 25% of its total assets in any particular industry or group of industries, except that the Fund will concentrate to approximately the same extent that the Fund’s index concentrates in the securities of such particular industry or group of industries; or
(8)	Invest in commodities.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);
(2)	Make investments for the purpose of exercising control or management over a portfolio company;
(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

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(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs;
(5)	Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or
(6)	Invest more than 15% of its net assets in illiquid securities.

With respect to the fundamental and non-fundamental investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices will not constitute borrowing.

With respect to the above fundamental investment restriction on pledging, mortgaging or hypothecating assets, any such activity to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) writing covered put or call options, (ii) the purchase of securities on a when-issued or forward commitment basis, or (iii) collateral or initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including, without limitation, those relating to indices), or options on futures contracts or indices will not be considered pledging, mortgaging or hypothecating assets.

With respect to the above fundamental investment restriction on making loans, investment in U.S. government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements will not be deemed to be the making of a loan.

With respect to the above fundamental investment restriction regarding concentration in a particular industry, (i) securities of the U.S. Government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry (although the Fund will consider the holdings of an underlying registered investment company in applying its concentration policy), (ii) if the Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied, and (iii) in the case of loan participations where the Fund is not in a direct debtor/creditor relationship with the borrower, both the financial intermediary and the ultimate borrower are considered issuers.

With respect to the above fundamental investment restriction on investments in commodities, the purchase or sale by the Fund of options, forward contracts, futures contracts (including, without limitation, those relating to indices), options on futures contracts or indices or interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity will not be considered an investment in commodities.

With respect to the above non-fundamental investment restriction on purchasing securities on margin, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account will not be considered purchasing securities on margin.

The 1940 Act allows the Fund to borrow from any bank (including, without limitation, pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets and the Fund will, to the extent necessary, reduce its existing borrowings (within three days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Board is responsible for the supervision and oversight of the Fund. The Board approves all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; reviews the performance of the Fund; and oversees the business activities of the Fund. This section of the SAI provides information about the persons who serve as trustees (“Trustees”) and executive officers to the Trust, as well as the entities that provide services to the Trust.

TRUSTEES AND OFFICERS. Following are the Trustees and executive officers of the Trust, their years of birth and addresses, their present positions with the Trust, and their principal occupations during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”) and those Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”), are identified in the table. The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 1540 Broadway, New York, New York 10036.

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Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Myles J. Edwards Year of Birth: 1961	Trustee	Since Inception (2015)	General Counsel, CCO and COO, Shufro, Rose & Co., LLC (since 2014); General Counsel and CCO, Constellation Wealth Advisers, LLC (2011 – 2014)	13	Trustee (since 2016), ETFis Series Trust I (10 portfolios)
Stephen O’Grady Year of Birth: 1946	Trustee	Since Inception (2015)	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	13	Trustee (since 2014), ETFis Series Trust I (10 portfolios); Trustee (2013-2015), Greenhaven LLC; Trustee (since 2014), Acacia Group LLC; Trustee (since 2014), ETFS Trust (5 portfolios)
James Simpson Year of Birth: 1970	Trustee	Since Inception (2015)	President, ETP Resources, LLC (since 2009) (a financial services consulting company)	13	Trustee (since 2014), ETFis Series Trust I (10 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception (2015)	Independent Consultant (since 2013); Chief Operating Officer, Factor Advisors, LLC (2010-2013)	13	Trustee (since 2014), ETFis Series Trust I (10 portfolios)
INTERESTED TRUSTEE*
George R. Aylward Year of Birth: 1964	Chairman and Trustee	Since Inception (2015)	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President, Virtus ETF Advisers LLC (since 2015); and various senior officer positions with Virtus affiliates (since 2005).	3	Trustee (since 2017), Virtus Asset Trust (26 portfolios); Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2006), Virtus Mutual Funds (49 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

* Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc., the ultimate parent company of the Adviser, and various positions with its affiliates.

Name and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
OTHER EXECUTIVE OFFICERS
William J. Smalley Year of Birth: 1983	President and Chief Executive Officer	Since Inception (2015)	President, Virtus ETF Solutions LLC (since 2012); Managing Principal, ETF Distributors LLC (since 2012); Managing Director, Virtus ETF Advisers LLC (since 2012); President and Chief Executive Officer (since 2012) and Secretary (2012-2015), ETFis Series Trust I; Vice President, Factor Advisors, LLC (2010-2012)	N/A	N/A

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Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception (2015)	President, Virtus ETF Advisers LLC (since 2013); Managing Director, Virtus ETF Solutions LLC (since 2013); Treasurer and Chief Financial Officer, ETFis Series Trust I (since 2012); President, Javelin Investment Management, LLC (2008-2013)	N/A	N/A
Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since Inception (2015)	Senior Vice President (since 2017); Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President and Chief Compliance Officer (since 2017), Virtus Asset Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Senior Vice President (since 2017), Vice President (2010 to 2016) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2016) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Vice President & Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I.	N/A	N/A
Kevin J. Carr Year of Birth: 1954	Secretary	Since Inception (2015)	Senior Vice President (since 2009), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President, Chief Legal Officer, Counsel and Secretary (since 2017), Virtus Asset Trust; Secretary, Virtus ETF Advisers LLC (since 2015); Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Complex; Senior Vice President (2013 to 2014), Vice President (2012 to 2013) and Assistant Secretary (since 2012), Secretary and Chief Legal Officer (2005 to 2012), Virtus Total Return Fund, Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President and Assistant Secretary (since 2017), Assistant Secretary (2013 to 2016), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Vice President and Assistant Secretary (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Senior Vice President and Assistant Secretary (2013 to 2014), Vice President and Assistant Secretary (2012 to 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2011 to 2012), Virtus Closed-End Funds; and Senior Vice President and Assistant Secretary (since 2017), Assistant Secretary (2013 to 2017), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I.	N/A	N/A

Board Structure. The Trust’s Board includes four Independent Trustees and one Interested Trustee, Mr. Aylward, who is Chairman of the Board. Each Trustee serves an indefinite term, until a successor is elected, qualified and serving as a Trustee. The Board has not appointed an Independent Trustee to serve as lead Independent Trustee. The Board believes this structure is appropriate because, among other things, the Board’s current small size and the small number of funds in the Trust permit Trust management to communicate with each Independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Adviser, the Trust’s sub-advisers, Trust management, the Fund’s administrator, transfer agent and distributor, and the Trust’s Chief Compliance Officer (the “CCO”), on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee and a

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Nominating Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

Qualification of Trustees. The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

George R. Aylward

Mr. Aylward has experience as a director, president and Chief Executive Officer of an investment management firm, holds various executive positions with investment advisers, a distributor and an administrator to registered investment companies and as an officer and trustee for other registered investment companies. He also has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues.

Myles J. Edwards	Mr. Edwards has experience as general counsel, chief compliance officer and chief operating officer of SEC registered investment advisers, hedge funds and FINRA member broker-dealers.
Stephen O’Grady

Mr. O’Grady has experience as an independent trustee for other ETFs and in the development and operation of ETF trading systems and futures exchanges and has served as president of an options brokerage firm.

James Simpson

Mr. Simpson has experience as an independent trustee for other ETFs and as President of ETP Resources, a financial information services company that provides detailed reference data on U.S.-listed exchange-traded products. He also has experience working for financial institutions and securities exchanges and has consulted with respect to the development of exchange-traded products.

Robert S. Tull

Mr. Tull has experience as an independent trustee for other ETFs and as a consultant to financial companies and as chief operating officer to financial services companies. Mr. Tull has also assisted with the development of exchange-traded products.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Board has established the following standing committees:

Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements and interacts with the Fund’s independent auditors on behalf of the Board. The Audit Committee also serves in the role of the Trust’s qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Beneficial Ownership of Shares of the Fund. Because the Fund is newly organized, none of the Trustees own Shares of the Fund as of the date of this SAI.

Ownership In Fund Affiliates. As of December 31, 2016, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Fund’s principal underwriter or any affiliate of the Adviser or the principal underwriter.

Compensation. Officers of the Trust and the Trustees who are interested persons of the Trust or the Adviser receive no salary from the Trust. Each Independent Trustee receives $2,000 per year per series of the Trust, subject to a minimum of $8,000 per year. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings. For the fiscal year ending July 31, 2018, the Trustees are estimated to receive the following compensation:

Name of Trustee	Aggregate Compensation From the Fund[1,2]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees[1]
INDEPENDENT TRUSTEES
Myles J. Edwards	$2,667	None	None	$28,000
Stephen O’Grady	$2,667	None	None	$28,000
James Simpson	$2,667	None	None	$28,000
Robert S. Tull	$2,667	None	None	$28,000
INTERESTED TRUSTEE
George R. Aylward	None	None	None	None

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(1)	As of July 31, 2017, the Fund had not yet commenced operations. Fees are estimated for the fiscal year ending July 31, 2018.
(2)	These amounts will not be paid directly by the Fund, but instead will be paid by the Adviser out of the Adviser’s fee, pursuant to the Adviser’s unified fee arrangement with the Fund, as described below.

CODES OF ETHICS. The Trust, the Adviser and the Fund’s principal underwriter have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act, that is designed to prevent personnel of the Trust, the Adviser, the Fund’s sub-adviser (if any) and the Fund’s principal underwriter subject to the codes from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the codes). The codes of ethics permit personnel of the Trust, the Adviser, the Fund’s sub-adviser (if any) and the principal underwriter subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions and pre-approval requirements. In addition, the codes of ethics of the Trust, the Adviser, the Fund’s sub-adviser (if any) and the principal underwriter require that access persons of such entities report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

ANTI-MONEY LAUNDERING PROGRAM. The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

PROXY VOTING POLICIES. The Trust has adopted a proxy voting and disclosure policy that delegates to the Fund’s proxy voting manager the authority to vote proxies for the Fund, subject to oversight of the Board. The Adviser serves as the proxy voting manager for the Fund. Copies of the Trust’s Proxy Voting Policy and Procedures, which have been adopted by the Adviser with respect to voting proxies for the Fund are included as Appendix B to this SAI.

No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. The Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, will be available upon request, without charge, by calling the Fund at (866) 383-7636. This information will also be available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Fund had no Shares outstanding.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Fund.”

ADVISER. The Fund’s investment adviser is Virtus ETF Advisers LLC, located at 1540 Broadway, New York, NY 10036. The Adviser was organized as a Delaware limited liability company in August 2013 and, since April 2015, has been a majority-owned subsidiary of Virtus Partners, Inc. (“VPI”), a wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Virtus is a public company that operates a multi-manager asset management business and has substantial experience in the investment management and investment company industries. As of September 30, 2017, on a collective basis, Virtus-affiliated registered investment advisers manage approximately $90.6 billion in assets. The Adviser has served as the investment adviser of the Fund since the inception of the Fund’s operations. The Adviser also serves as investment adviser to each other series of the Trust and each series of ETFis Series Trust I, an open end management investment company registered with the SEC. The Adviser is responsible for the oversight and management of all service providers to the Trust.

The Adviser has overall responsibility for the general management and administration of the Trust, pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”). The Advisory Agreement is effective for an initial two- year period and will remain in effect thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Advisory Agreement is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; or from the reckless disregard of its duties and obligations under the Advisory Agreement.

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Adviser Compensation. The Adviser receives a monthly advisory fee from the Fund at the annual rate of 0.55% of the Fund’s average daily net assets. The Adviser has not been paid any advisory fees as of the date of this SAI. In consideration of the fees paid with respect to the Fund, the Adviser has agreed to pay all routine expenses of the Fund, except for the Adviser’s fee, payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund, each of which is paid by the Fund.

PORTFOLIO MANAGERS.

Ownership of Fund Shares. The Fund’s portfolio managers are Matthew Brown and Seth Kadushin. The portfolio managers did not own any Shares of the Fund as of the date of this SAI because the Fund had not yet commenced operations.

Other Accounts. As of the date of this SAI, none of the portfolio managers are currently responsible for the day-to-day management of any account other than the Fund.

Material Conflicts of Interest. Because each of the portfolio managers may at times manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio managers may manage portfolios having substantially the same investment style as the Fund. However, the portfolios managed by the portfolio managers may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios may have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. In addition, current trading practices would not allow the Adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received.

Compensation. The portfolio managers are compensated by the Adviser and do not receive any compensation directly from the Fund. Each portfolio manager receives their compensation in the form of base salary that is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of the firm’s clients, including the Fund and its investors. The portfolio managers may also earn a bonus each year based on the profitability of the Adviser.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. Under the Administrative Services Agreement, Virtus ETF Solutions LLC (the “Administrator”) serves as the operational administrator of the Trust. The Administrator’s address is 1540 Broadway, New York, New York 10036. Under the Administrative Services Agreement, the Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator will be indemnified in connection with or arising out of performance of its obligations and duties under this Agreement, except for losses resulting from the willful malfeasance, bad faith or gross negligence of Administrator in the performance of such obligations and duties. The Adviser pays the Administrator out of the Adviser’s advisory fee pursuant to the Adviser’s unified fee arrangement with the Fund; however, the Fund is newly formed and the Adviser has not paid any fees for administration services on behalf of the Fund as of the date of this SAI.

ACCOUNTING, CUSTODIAN AND TRANSFER AGENT. Under the Fund Administration and Accounting Agreement (the “Accounting Services Agreement”), The Bank of New York Mellon (“BNY Mellon” or the “Accounting Services Administrator”) serves as accounting administrator for the Fund. BNY Mellon’s principal address is 101 Barclay Street, New York, New York 10007. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon provides accounting and administration services to the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund.

The Adviser pays the Accounting Services Administrator out of the Adviser’s advisory fee pursuant to the Adviser’s unified fee arrangement with the Fund; however, the Fund is newly formed and the Adviser has not paid any fees for accounting administration services on behalf of the Fund as of the date of this SAI.

BNY Mellon serves as custodian of the Fund’s assets (the “Custodian”). The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio

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investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.

BNY Mellon serves as transfer agent and dividend paying agent for the Fund (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of the Fund; (2) make dividend and other distributions to shareholders of the Fund; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fund.

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

DISTRIBUTOR. ETF Distributors LLC is located at 1540 Broadway, New York, New York 10036. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

ADDITIONAL SERVICE ARRANGEMENTS. The Adviser or its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. Additionally, the Adviser or its affiliates may pay, out of their own resources, amounts to financial intermediaries for assistance with communication, distribution of materials and other services for their clients that are shareholders of the Fund, or for other services in connection with the organization or operation of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Board has selected the firm of PricewaterhouseCoopers LLP, located at Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103, to serve as the independent registered public accounting firm for the Fund for the current fiscal year, to audit the annual financial statements of the Fund and to sign as Paid Preparer the federal and state tax returns, as well as apply procedures to the required distribution calculation for federal excise tax purposes. Such firm will audit the financial statements of the Fund at least once each year. A copy of the most recent annual report containing the audit report will accompany this SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust and the Independent Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for, the Fund. The Adviser shall manage the Fund’s portfolio in accordance with the terms of the Sub-Advisory Agreement by and among the Trust on behalf of the Fund and the Adviser, which is described in detail under “Management Services –Adviser.” The Adviser serves as investment adviser for a number of client accounts, in addition to the Fund.

BROKERAGE SELECTION. The Fund has adopted, and the Board has approved, policies and procedures relating to the direction of portfolio securities transactions to brokers. In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the Adviser’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position securities to facilitate execution, the Adviser’s past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers that charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Adviser may not give consideration to sales of Shares of the Fund as a factor in selecting brokers to execute portfolio transactions. The Adviser may, however, place portfolio transactions with brokers that are affiliated with the Adviser or the Adviser or that promote or sell the Fund’s Shares, so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is consistent with the Adviser’s obligation to seek best execution and not based upon the broker’s sales efforts.

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Under Section 28(e) of the Exchange Act and the Sub-Advisory Agreement, the Adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers who provide the Adviser with brokerage, research, analysis, advice and similar services, and the Adviser may pay to these brokers and dealers, in return for such services, a higher commission or spread than may be charged by other brokers and dealers, provided that the Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Adviser to the Fund and its other clients and that the total commission paid by the Fund will be reasonable in relation to the benefits to the Fund and its other clients over the long-term. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, sectors, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with advisory clients other than the Fund, and not all such services may be useful to the Adviser in connection with the Fund. Although such information may be a useful supplement to the Adviser’s own investment research in rendering services to the Fund, the value of such research and services is not expected to materially reduce the expenses of the Adviser in the performance of its services under the Sub-Advisory Agreement and will not reduce the management fees payable to the Adviser by the Fund.

The Fund may invest in securities traded in the over-the-counter market. In these cases, the Fund may initiate trades through brokers on an agency basis and pays a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers that make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

PORTFOLIO TURNOVER. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of Shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions, and the Fund may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO DISCLOSURE POLICY. The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Fund. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any order of the SEC applicable to the Fund, the regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

A “Business Day” with respect to the Fund is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trust will disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings will be publicly available at no charge. The website for the Fund is www.virtusetfs.com.

The Fund may also send a portion or all of this information to shareholders of the Fund and to investment company analysts and rating and trading entities. However, the Fund will not send this information to shareholders of the Fund or to analysts or rating and/or trading entities until such information is at least 30 days old or until one Business Day after the information has been posted to the Fund’s website.

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The officers of the Trust and/or the Adviser may share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes, such as the Fund’s operating administrator, fund accounting administrator, transfer agent, distributor, custodian, independent registered public accounting firm, and legal counsel as identified in the Fund’s Prospectus and this SAI and Doremus FP (a financial EDGARizing, typesetting and printing firm). The Fund and/or the Adviser may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Fund’s service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Fund’s policies regarding disclosure of portfolio holdings are subject to the continuing oversight and direction of the Board. The Adviser and the Administrator are required to report to the Board any known disclosure of the Fund’s portfolio holdings to unauthorized third parties. The Fund has not entered (and does not currently intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

The Fund is also required to make available to the public a complete schedule of its portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at (888) 383-0553. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Fund’s Form N-CSR and Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q, and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual reports, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value (“IIV”), is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party and may not be calculated in the exact same manner as NAV, which is computed once per day.

The IIV for the Fund is calculated during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Fund’s website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Fund’s shares. Although the Trust provides the information used to calculate the IIV, the Trust is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Trust makes no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST. The Trust is a Delaware statutory trust and a registered investment company. The Trust was organized on July 14, 2015, and it has authorized capital of an unlimited number of Shares of beneficial interest of no par value, which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least one-third of the outstanding shares of the Trust or any series thereof, the Trust will call a meeting of the shareholders of the Trust or the series, as applicable. Shareholders holding two-thirds of all Trust shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional series, only shares of that series may be entitled to vote on a matter affecting that particular series. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through splits or reverse splits, which would have no effect on the net assets of the Fund. If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, you may be required to liquidate or transfer your Shares at an inopportune time and you may lose money on your investment.

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BOOK ENTRY ONLY SYSTEM. Depository Trust Company (“DTC”) acts as securities depository for the Fund’s Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust will inquire of each DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by the DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, will credit immediately with respect to the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners with respect to the Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between the DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust will take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through DTC’s website at: www.dtcc.com.

PURCHASE AND REDEMPTION OF CREATION UNITS

CREATION. The Trust issues and sells Shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day, for an order received in proper form.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of cash or an in-kind deposit of Deposit Securities for each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and a Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component will be such negative amount, and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

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The identity and number of Shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -i.e., a “cash in lieu” amount - to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for transfer through the Clearing Process (discussed below) or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Fund, through NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units. To be eligible to place orders to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of NSCC (the “Clearing Process”) or a clearing agency that is registered with the SEC, or (ii) a DTC Participant (see “Book Entry Only System”) and, in each case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All Shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of the Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern time) (“Order Cut-Off Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement (see “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund will be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund will need to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Order Cut-Off Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating the transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant that wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination will be final and binding. Cash equal to the Cash Component must be transferred directly to the Trust through the Federal Reserve wire system in a timely manner so as to be received by the Trust no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing

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Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Trust does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and federal funds in the appropriate amount are deposited with the Trust by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by the Order Cut-Off Time, or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily mark-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Trust or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Trust, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) as a result of circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process; and similar extraordinary events. The Distributor will notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing

Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund Name	Creation Transaction Fee
Virtus Enhanced U.S. Equity ETF (Ticker: VESP)	$500

The Trust, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

REDEMPTION. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

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With respect to the Fund, the Trust, through NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the Deposit Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. To the extent permitted by the Fund’s exemptive relief, the Fund may, in its sole discretion, provide such redeemer a basket of cash and/or securities which differs from the exact composition of the Deposit Securities but does not differ in NAV. Deposit Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Deposit Securities, as announced by the Trust on the Business Day of the request for redemption received in proper form, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee.” In the event that the Deposit Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after the Order Cut-Off Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Deposit Securities and the Cash Redemption Amount will be transferred by the second Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant that wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of the Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Trust not later than 11:00 a.m. and 2:00 p.m., respectively, Eastern time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Deposit Securities, which are expected to be delivered within two Business Days, and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Deposit Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Trust according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Deposit Securities and the Cash Redemption Amount to be delivered will be determined by the Trust on such Transmittal Date. In the event that the requisite number of Shares of the Fund are not delivered to the Custodian prior to the DTC Cut-Off-Time, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery, prior to the DTC Cut-Off-Time, and subsequent maintenance of collateral consisting of cash having a value at least equal to 115% of the value of the missing Shares (the “Cash Collateral”). If, however, a redemption order is submitted to the Trust by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of Shares of the Fund (including any Cash Collateral) are not delivered by the DTC Cut-Off-Time as described above or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Deposit Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the Shares of the Fund (including any Cash Collateral) are delivered through DTC to the Trust by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Deposit Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Deposit Securities).

Redemptions of Shares for Deposit Securities will be subject to compliance with applicable federal and state securities laws, and the Trust (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver

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specific Deposit Securities upon redemptions or could not do so without first registering the offering and sale of the Deposit Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Deposit Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund Name	Redemption Transaction Fee
Virtus Enhanced U.S. Equity ETF (Ticker: VESP)	$500

Where Shares are redeemed for cash, the redemption transaction fee will be deducted from such redemption proceeds. The Trust, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

SECURITIES SETTLEMENTS FOR REDEMPTIONS

The Trust generally intends to pay for redemptions of Creation Units on a basis of “T” (i.e., trade date) plus two business days. The Trust may pay for redemptions of Creation Units on a basis other than T plus two in order to accommodate holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker- dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an unsold allotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

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DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Investing in the Fund – Determination of Net Asset Value.”

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that the Exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of the Fund’s assets, equity securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. The Fund normally uses third party pricing services to obtain portfolio security prices.

Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued by the Trust’s Fair Value Pricing Committee at fair value as determined in good faith under policies approved by the Board. The Trust may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Trust may fair value foreign equity portfolio securities each day the Trust calculates the Fund’s NAV. Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a portfolio security will be materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES. Dividends from net investment income are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXATION

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

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Taxation of the Fund

The Fund is a Separate Corporation. The Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●	Distribution Requirement —the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
●	Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
●	Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “–Interest-Related Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long- term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more

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than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year lookback period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions—Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and
(ii)	the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1)

98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of The Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s

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earnings and profits. See the discussion below under the headings, “–Qualified Dividend Income for Individuals” and “– Dividends- Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Sales of Fund Shares

Sales of Fund Shares are taxable transactions for federal and state income tax purposes. If you sell your Fund Shares, the IRS requires you to report any gain or loss on your sale. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Basis Information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a sale of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share sale. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Sales at a Loss Within Six Months of Purchase. Any loss incurred on a sale of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by the Fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

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The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Securities Lending. While securities are loaned out by the Fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends- received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass- through of foreign tax credits to shareholders.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, a portion of your taxable dividends and sales proceeds may be withheld unless you:

●	provide your correct social security or taxpayer identification number,

●	certify that this number is correct,
●	certify that you are not subject to backup withholding, and
●	certify that you are a U.S. person (including a U.S. resident alien).

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Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by the Fund as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends and short-term capital gain dividends. Generally, dividends reported by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate, which permits the decedent’s property to be transferred without federal estate tax liability. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual that states that the decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer the Fund Shares.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

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The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the United States and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

OTHER INFORMATION

Shareholder inquiries may be made by writing to the Trust, c/o Virtus ETF Advisers LLC, 1540 Broadway, New York, NY 10036.

FINANCIAL STATEMENTS

The Fund is newly organized and therefore has not yet had any operations as of the date of this SAI.

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APPENDIX A

CREDIT QUALITY RATINGS

The Fund may acquire from time to time debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity, or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor’s Ratings

Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA –An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated AA differs from AAA obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations may likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) designation to show relative standing within the major rating categories.

Short-term obligations rated A-1 by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:

Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

 A-1

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

 A-2

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. AA ratings denote expectation of low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. A ratings denote expectation of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. BBB ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible default risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high credit risk. A rating CCC indicates a substantial credit risk, while a rating CC indicates a high level of risk, and a rating C signals exceptionally high levels of credit risk. “RD” ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond or other material financial obligations but which has not entered into bankruptcy filings or other formal winding-up procedure and which has not otherwise ceased operating. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality. The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings AAA category or to the categories below B. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest. Accordingly, the Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

 A-3

APPENDIX B

TRUST PROXY VOTING POLICY AND PROCEDURES

1.          Purpose; Delegation. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of ETFis Series Trust I and Virtus ETF Trust II (individually, a “Trust” and collectively, the “Trusts”). The board of Trustees of the Trust (the “Board”) believes that while typically each Fund’s Sub-Adviser is in the best position to make individual voting decisions for such Fund, there may also be times when the Board determines that the Adviser or another person or group of persons is in the best position to make such voting decisions (such person or group of persons, the “Proxy Voting Manager”). Therefore, subject to the oversight of the Board, each Fund’s Proxy Voting Manager is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2.          Definitions

(a)          Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

(b)          Proxy Voting Manager. Proxy Voting Manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Board as being responsible for supervising and implementing these Policies and Procedures with respect to a particular Fund.

3.          Policy for Voting Proxies Related to Exchange Traded Funds and other Investment Companies. Pursuant to Section 12(d)(1) (E)(iii) of the Investment Company Act of 1940 (the “1940 Act”), all proxies from exchange traded funds (“ETFs”) or other investment companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4.          Policy for Voting Proxies Related to Other Portfolio Securities.

(a)          Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

(b)          Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.

5.          Conflicts of Interest. The Trust recognizes that under certain circumstances a Proxy Voting Manager may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where a Proxy Voting Manager or one or more of its affiliates, including, without limitation, officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Proxy Voting Manager shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Proxy Voting Manager with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Proxy Voting Manager’s business, and to bring any conflict of interest of which they become aware to the attention of the Proxy Voting Manager. With respect to securities other than ETFs or other investment companies, the Proxy Voting Manager shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Proxy Voting Manager’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the Proxy Voting Manager determines that a conflict of interest is not material, the Proxy Voting Manager may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Board and the Proxy Voting Manager shall follow the instructions of the Board or (ii) the Proxy Voting Manager shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Board. The Proxy Voting Manager shall keep a record of all materiality decisions and report them to the Board on an annual basis.

B-1

6.          Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7.          Non-Routine Proposals. Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are voted as determined by the Proxy Voting Manager to be in the best interests of the Fund’s shareholders.

8.          Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the Proxy Voting Manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Proxy Voting Manager shall maintain records regarding the voting of proxies under these Policies and Procedures.

9.          Form N-PX. The Proxy Voting Manager shall gather, collate and present information relating to the proxy voting activities of itself and/or its delegate(s) in such format and medium as the Fund shall request in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the 1940 Act. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC that the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request at (888) 383-0553 (or another toll-free telephone number for the Fund) and is also available on the SEC’s website at www.sec.gov.

10.         Proxy Voting Managers’ Voting Procedures. The Trust acknowledges that certain of the Proxy Voting Managers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that a Proxy Voting Manager has not adopted such policies and procedures, it shall adopt the policies and procedures provided herein as its own and shall otherwise vote all proxies in what it believes is the best interests of the Fund’s shareholders. To the extent that a Proxy Voting Manager’s policies and procedures are consistent with these Policies and Procedures, the Proxy Voting Manager may implement them with respect to voting proxies on behalf of each Fund managed by such Proxy Voting Manager. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Proxy Voting Manager’s policies and procedures.

B-2

PART C

OTHER INFORMATION

Virtus ETF Trust II

Item 28. Exhibits

(a)	(1)	Certificate of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015
	(2)	Declaration of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016
(b)	Bylaws of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015
(c)	Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Declaration of Trust and Bylaws
(d)	(1)	Investment Advisory Agreement dated January 4, 2016, between Virtus ETF Trust II and Virtus ETF Advisers LLC (“Advisory Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(2)	Form of Amendment to Schedule A to the Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed April 3, 2017
	(3)	Sub-Advisory Agreement dated January 5, 2016, among Virtus ETF Trust II, Virtus ETF Advisers LLC and Newfleet Asset Management, LLC, on behalf of Virtus Newfleet Dynamic Credit ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(4)	Form of Sub-Advisory Agreement among Virtus ETF Trust II, Virtus ETF Advisers LLC and Rampart Investment Management Company, LLC, on behalf of Virtus Enhanced Short U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed April 3, 2017
(e)	(1)	Distribution Agreement dated February 10, 2016, between Virtus ETF Trust II and ETF Distributors LLC (“Distribution Agreement”), incorporated by reference to Registrant’s Post-Effective Amendment No. 1, filed February 19, 2016
	(2)	First Amendment to Distribution Agreement dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016
(f)	Not Applicable
(g)	Custody Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
(h)	(1)	Fund Administration and Accounting Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon (“Fund Administration and Accounting Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(2)	Amendment to Fund Administration and Accounting Agreement, to be filed amendment
	(3)	Transfer Agency and Service Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(4)	Form of Authorized Participant Agreement between ETF Distributors LLC, The Bank of New York Mellon and Authorized Participants, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(5)	Administrative Services Agreement dated November 10, 2015, between Virtus ETF Trust II and Virtus ETF Solutions LLC (“Administration Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016

(6) First Amendment to Administrative Services Agreement dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016
(7) Expense Limitation Agreement dated November 28, 2016, between Virtus ETF Trust II, on behalf of Virtus Newfleet Dynamic Credit ETF, and Virtus ETF Advisers LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed November 28, 2016
(i)	(1) Legal Opinion of Kilpatrick Townsend & Stockton LLP dated February 19, 2016, on behalf of Virtus Newfleet Dynamic Credit ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
(2) Legal Opinion of Kilpatrick Townsend & Stockton LLP dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016
(3) Legal Opinion of Stradley Ronon Stevens & Young, LLP on behalf of Virtus Enhanced Short U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed April 3, 2017
(j)	(1) Consent of PricewaterhouseCoopers LLP, filed herewith
(2) Consent of BBD, LLP, filed herewith
(k)	Not applicable
(l)	Initial Share Purchase Agreement dated December 18, 2015, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
(m)	Distribution and Service Plan dated May 5, 2016, for Virtus ETF Trust II, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016
(n)	Not applicable
(o)	Reserved
(p)	(1) Code of Ethics of Virtus ETF Trust II, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on August 29, 2016
(2) Code of Ethics of ETF Distributors LLC, Virtus ETF Advisers LLC, Newfleet Asset Management, Duff & Phelps Investment Management Co., and Rampart Investment Management Company, LLC, dated October 1, 2017, filed herewith
(q)	Powers of Attorney, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016

Item 29. Persons Controlled By or Under Common Control with Registrant

No person is controlled by or under common control with the Registrant.

Item 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any Trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.

Reference is made to Article IX of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or Trustee may be to reduce the circumstances under which the officer or Trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or Trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer or employee of the Trust, including persons who serve at the request of the Trust as directors, Trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, Trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser and Sub-Adviser

The description of the Adviser and Sub-Adviser is found under the captions “Management of the Fund - Investment Adviser” and “Management of the Fund - Investment Sub-Adviser” in the Prospectus and under the captions “Management Services - Adviser” and “Management Services - Sub-Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.  The Adviser and Sub-Adviser may provide investment advisory services to other persons or entities other than the Registrant.

The information as to the directors and officers of Virtus ETF Advisers LLC set forth in the Virtus ETF Advisers LLC’s Form ADV filed with the SEC (Reference No. 801-78585) and amended through the date hereof, is incorporated herein by reference.

The information as to the directors and officers of Newfleet Asset Management, LLC set forth in Newfleet Asset Management, LLC’s Form ADV filed with the SEC (Reference No. 801-51559), and amended through the date hereof, is incorporated herein by reference.

The information as to the directors and officers of Rampart Investment Management Company, LLC set forth in Rampart Investment Management Company, LLC’s Form ADV filed with the SEC (Reference No. 801-77244), and amended through the date hereof, is incorporated herein by reference.

Item 32. Principal Underwriters

 (a)     ETF Distributors LLC (the “Distributor”) acts as the distributor for each series of the Registrant and each series of ETFis Series Trust I.

(b)    The directors and officers of the Distributor are as follows:

Name*	Positions with the Distributor	Positions with Trust
Michael A. Angerthal	Executive Vice President	n/a
George R. Aylward	Executive Vice President	Trustee
Matthew Brown	President	n/a
Kevin J. Carr	Assistant Secretary	n/a
Mark S. Flynn	General Counsel and Secretary	n/a
Brinton Frith	Senior Vice President	Treasurer and Chief Financial Officer
David G. Hanley	Treasurer	n/a
David Martin	Vice President and Chief Compliance Officer	n/a
Mardelle Peña	Executive Vice President	n/a
William J. Smalley	Executive Vice President	President, Chief Executive Officer, Secretary

*             The principal business address for each of the above directors and executive officers is: 1540 Broadway, New York, NY 10036.

(c)    During the Registrant’s most recent fiscal year, the Distributor did not receive any net underwriting discounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following locations:

Virtus ETF Advisers LLC

1540 Broadway

New York, NY 10036

The Bank of New York Mellon

101 Barclay Street

New York, NY 10007

ETF Distributors LLC

1540 Broadway

New York, NY 10036

Newfleet Asset Management, LLC

100 Pearl Street

Hartford, CT 06103

Rampart Investment Management Company, LLC

One International Place, 14th Floor

Boston, MA 02110

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 28th day of November, 2017.

VIRTUS ETF TRUST II
(Registrant)

By:	/s/ William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley William J. Smalley	President (Principal Executive Officer)	November 28, 2017
/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	November 28, 2017
/s/ George R. Aylward* George R. Aylward	Trustee	November 28, 2017
/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	November 28, 2017
/s/ James Simpson* James Simpson	Trustee	November 28, 2017
/s/ Robert S. Tull* Robert S. Tull	Trustee	November 28, 2017
/s/ Myles J. Edwards* Myles J. Edwards	Trustee	November 28, 2017
* By: /s/ William J. Smalley William J. Smalley, Attorney-in-fact		November 28, 2017

Exhibit Index

(j)(1)	Consent of PricewaterhouseCoopers LLP
(j)(2)	Consent of BBD, LLP
(p)(2)	Code of Ethics of ETF Distributors LLC, Virtus ETF Advisers LLC, Newfleet Asset Management, Duff & Phelps Investment Management Co., and Rampart Investment Management Company, LLC